Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Entity Registrant Name	DANAHER CORP /DE/
Entity Central Index Key	0000313616

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Earnings
Sales	$ 12,825,843		$ 10,795,468	$ 12,262,604
Cost of sales	6,338,278		5,647,796	6,475,018
Gross profit	6,487,565		5,147,672	5,787,586
Operating costs and other:
Selling, general and administrative expenses	3,630,314		3,144,623	3,304,103
Research and development expenses	783,324		606,583	696,026
Earnings from unconsolidated joint venture	(22,768)
Other income			(85,118)
Operating profit	2,096,695		1,481,584	1,787,457
Non-operating income (expense):
Gain on contribution of businesses to joint venture	291,037
Interest expense	(118,294)		(119,776)	(126,470)
Interest income	6,069		5,034	10,004
Earnings from continuing operations before income taxes	2,275,507		1,366,842	1,670,991
Income taxes	(527,460)		(253,291)	(404,496)
Earnings from continuing operations	1,748,047		1,113,551	1,266,495
Earnings from discontinued operations, net of income taxes	44,953		38,153	51,136
Net earnings	$ 1,793,000		$ 1,151,704	$ 1,317,631
Earnings per share from continuing operations:
Basic	$ 2.68		$ 1.74	$ 1.98
Diluted	$ 2.58		$ 1.67	$ 1.9
Earnings per share from discontinued operations:
Basic	$ 0.07		$ 0.06	$ 0.08
Diluted	$ 0.07		$ 0.06	$ 0.08
Net earnings per share:
Basic	$ 2.74	[1]	$ 1.8	$ 2.06
Diluted	$ 2.64	[1]	$ 1.73	$ 1.98
Average common stock and common equivalent shares outstanding (in thousands):
Basic	653,194		641,530	638,722
Diluted	683,275		671,484	671,726

[1]	Earnings per share amounts do not add due to rounding.

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and equivalents	$ 1,632,980	$ 1,721,920
Trade accounts receivable, less allowance for doubtful accounts of $135,670 and $132,135, respectively	2,159,503	1,852,015
Inventories	1,180,183	953,527
Prepaid expenses and other current assets	1,070,215	693,166
Total current assets	6,042,881	5,220,628
Property, plant and equipment, net	1,160,886	1,113,430
Investment in joint venture	511,283
Other assets	696,498	1,065,969
Goodwill	10,482,998	9,541,794
Other intangible assets, net	3,322,584	2,653,599
Total assets	22,217,130	19,595,420
Current Liabilities:
Notes payable and current portion of long-term debt	40,761	44,186
Trade accounts payable	1,169,185	1,008,260
Accrued expenses and other liabilities	2,110,756	1,708,514
Total current liabilities	3,320,702	2,760,960
Other long-term liabilities	2,339,755	2,315,261
Long-term debt	2,783,907	2,889,023
Stockholders' equity:
Common stock - $0.01 par value, 1 billion shares authorized; 729,516 and 717,844 issued; 656,360 and 645,470 outstanding, respectively	7,295	3,589
Additional paid-in capital	2,412,401	2,074,501
Retained earnings	10,945,928	9,205,142
Accumulated other comprehensive income (loss)	345,386	346,944
Total Danaher stockholders' equity	13,711,010	11,630,176
Non-controlling interest	61,756
Total stockholders' equity	13,772,766	11,630,176
Total liabilities and stockholders' equity	$ 22,217,130	$ 19,595,420

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Allowance for doubtful accounts	$ 135,760	$ 132,135
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	729,516	717,844
Common stock, shares outstanding	656,360	645,470

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net earnings	$ 1,793,000	$ 1,151,704	$ 1,317,631
Less: earnings from discontinued operations, net of tax	44,953	38,153	51,136
Net earnings from continuing operations	1,748,047	1,113,551	1,266,495
Non-cash items:
Depreciation	192,361	178,551	187,746
Amortization	198,656	156,426	144,876
Stock compensation expense	88,122	87,350	86,000
Earnings from unconsolidated joint venture	(22,768)
Pre-tax gain on contribution of businesses to joint venture	(291,037)
Consideration received in shares		(84,749)
Change in deferred income taxes	37,250	(154,527)	27,649
Change in trade accounts receivable, net	(267,467)	102,297	76,436
Change in inventories	(160,975)	200,107	24,025
Change in accounts payable	221,305	(90,229)	5,486
Change in prepaid expenses and other assets	68,096	138,091	10,290
Change in accrued expenses and other liabilities	215,163	96,551	(31,108)
Total operating cash flows from continuing operations	2,026,753	1,743,419	1,797,895
Total operating cash flows from discontinued operations	57,598	57,415	61,134
Net cash flows from operating activities	2,084,351	1,800,834	1,859,029
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(210,199)	(180,891)	(187,116)
Proceeds from disposals of property, plant and equipment	1,559	5,025	1,088
Proceeds from contribution of businesses to joint venture	56,542
Cash paid for acquisitions	(2,129,652)	(703,511)	(423,208)
Cash paid for other investments		(66,768)
Proceeds from divestitures and refundable escrowed purchase price		9,795	48,504
Total investing cash flows from continuing operations	(2,281,750)	(936,350)	(560,732)
Total investing cash flows from discontinued operations	(7,129)	(6,591)	(6,667)
Net cash used in investing activities	(2,288,879)	(942,941)	(567,399)
Cash flows from financing activities:
Proceeds from issuance of common stock	178,406	174,233	82,430
Payment of dividends	(52,214)	(41,717)	(38,259)
Purchase of treasury stock			(74,165)
Net (repayments) proceeds of borrowings (maturities of 90 days or less)		(445,711)	(905,567)
Proceeds of borrowings (maturities longer than 90 days)		744,615	72,652
Repayments of borrowings (maturities longer than 90 days)	(9,388)	(24,188)	(259,344)
Net cash provided by (used in) financing activities	116,804	407,232	(1,122,253)
Effect of exchange rate changes on cash and equivalents	(1,216)	63,941	(15,631)
Net change in cash and equivalents	(88,940)	1,329,066	153,746
Beginning balance of cash and equivalents	1,721,920	392,854	239,108
Ending balance of cash and equivalents	$ 1,632,980	$ 1,721,920	$ 392,854

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interest [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2007	$ 3,526	$ 1,718,716	$ 6,820,756	$ 542,690
Balance, shares at Dec. 31, 2007	352,608
Cumulative impact of change in measurement date for post - employment benefit obligations, net of taxes (see Note 1)			(4,973)	978		978
Net earnings for the year			1,317,631			1,317,631	1,317,631
Dividends declared			(38,259)
Common stock based award activity	18	167,427
Common stock based award activity, shares	1,861
Common stock issued in connection with LYONs' conversions		985
Common stock issued in connection with LYONs' conversions, shares	18
Treasury stock purchase (2.76 million shares)		(74,165)					74,000
Unrecognized pension and postretirement plan costs (net of tax)				(287,248)		(287,248)
Increase (Decrease) from translation of foreign financial statements				(359,520)		(359,520)	(359,500)
Balance at Dec. 31, 2008	3,544	1,812,963	8,095,155	(103,100)		671,841
Balance, shares at Dec. 31, 2008	354,487
Net earnings for the year			1,151,704			1,151,704	1,151,704
Dividends declared			(41,717)
Common stock based award activity	45	261,538
Common stock based award activity, shares	4,435
Unrealized gain on available-for-sale securities (net of tax)				54,342		54,342
Unrecognized pension and postretirement plan costs (net of tax)				22,469		22,469
Increase (Decrease) from translation of foreign financial statements				373,233		373,233	373,200
Balance at Dec. 31, 2009	3,589	2,074,501	9,205,142	346,944		1,601,748	11,630,176
Balance, shares at Dec. 31, 2009	358,922
Net earnings for the year			1,793,000			1,793,000	1,793,000
Dividends declared			(52,214)
Common stock based award activity	60	266,444
Common stock based award activity, shares	6,023
Stock dividend, value	3,622	(3,622)
Stock dividend, shares	362,196
Common stock issued in connection with LYONs' conversions	24	75,078
Common stock issued in connection with LYONs' conversions, shares	2,375
Unrealized gain on available-for-sale securities (net of tax)				24,632		24,632
Unrecognized pension and postretirement plan costs (net of tax)				(26,797)		(26,797)
Increase (Decrease) from translation of foreign financial statements				607		607	600
Non-controlling interest acquired					61,756
Balance at Dec. 31, 2010	$ 7,295	$ 2,412,401	$ 10,945,928	$ 345,386	$ 61,756	$ 1,791,442	$ 13,711,010
Balance, shares at Dec. 31, 2010	729,516

Consolidated Statements of Stockholders' Equity (Parenthetical) In Millions	12 Months Ended
Dec. 31, 2008
Consolidated Statements of Stockholders' Equity
Treasury stock purchase, shares	2.76

Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Business and Summary of Significant Accounting Policies
Business and Summary of Significant Accounting Policies

(1)	BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Business—Danaher Corporation designs, manufactures and markets professional, medical, industrial and commercial products and services which are typically characterized by strong brand names, innovative technology and major market positions in five business segments: Test & Measurement, Environmental, Life Sciences & Diagnostics, Dental and Industrial Technologies. The Company's Test & Measurement segment provides electronic measurement instruments, monitoring equipment, management and optimization tools for communications networks, and related services that are used in the design, development, manufacture, installation, deployment and operation of electronics equipment and communications networks and services. Also included in the Test & Measurement segment are the Company's mobile tool and wheel service businesses. The Company's Environmental segment provides products that help protect water supply and air quality and serves two primary markets: water quality and retail/commercial petroleum. The segment's water quality business provides instrumentation and disinfection systems to help analyze and manage the quality of ultra pure, potable and waste water in residential, commercial and industrial applications. The segment's retail/commercial petroleum business provides products and services for the retail/commercial petroleum market. Businesses in the Life Sciences & Diagnostics segment offer a broad range of research and clinical tools used by scientists to study cells and the components of cells and a broad range of analytical instruments, reagents, consumables, software and services that are used for diagnostics, research, analysis, manufacturing and drug discovery. The Company's Dental segment provides a broad range of equipment and consumables for the dental market focused on developing, manufacturing and marketing innovative solutions for dental professionals around the world. The Company's Industrial Technologies segment manufactures products and sub-systems that are typically incorporated by customers and systems integrators into production and packaging lines, as well as incorporated by original equipment manufacturers ("OEMs") into various end-products. The Industrial Technologies segment consists of two strategic lines of business, product identification and motion, as well as the sensors and controls, aerospace and defense and engine retarder businesses.

Accounting Principles—The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates—The preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company bases these estimates on historical experience, the current economic environment and on various other assumptions that are believed to be reasonable under the circumstances. However, uncertainties associated with these estimates exist and actual results may differ from these estimates.

Stock Split —On May 11, 2010, the Company's Board of Directors approved a two-for-one stock split (effected in the form of a dividend by issuing one additional share of common stock for each issued share of common stock) which was paid on June 10, 2010 to stockholders of record at the close of business on May 25, 2010. All prior period share and per share amounts set forth in this report, including earnings per share and the weighted average number of shares outstanding for basic and diluted earnings per share for each respective period, have been adjusted to reflect the stock split.

Cash and Equivalents—The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

Accounts Receivable and Allowances for Doubtful Accounts—All trade accounts, contract and finance receivables are reported on the balance sheet adjusted for any write-offs and net of allowances for doubtful accounts.

The Company maintains allowances for doubtful accounts to reflect probable credit losses inherent in its portfolio of receivables. Determination of the allowances requires management to exercise judgment about the timing, frequency and severity of credit losses that could materially affect the provision for credit losses and, therefore, net income. The Company evaluates the collectibility of receivables based on a combination of various financial and qualitative factors that may affect customers' ability to pay, including customers' financial condition, collateral, debt-servicing ability, past payment experience and credit bureau information. In circumstances where the Company is aware of a specific customer's inability to meet its financial obligations, a specific reserve is recorded against amounts due to reduce the recognized receivable to the amount reasonably expected to be collected. The Company does not believe that accounts receivable represent significant concentrations of credit risk because of the diversified portfolio of individual customers and geographical areas.

The allowances for doubtful accounts represent management's best estimate of the credit losses expected from the Company's trade accounts, contract and finance receivable portfolios based on ongoing assessments and evaluations of collectability and historical loss experience. The level of the allowances is based on many quantitative and qualitative factors including historical loss experience by receivable type, portfolio duration, delinquency trends, economic conditions and credit risk quality. The Company regularly performs detailed reviews of its portfolios to determine if an impairment has occurred and to assess the adequacy of the allowances based on historical and current trends and other factors affecting credit losses. Additions to the allowances for doubtful accounts are charged to current period earnings; amounts determined to be uncollectible are charged directly against the allowances, while amounts recovered on previously written-off accounts increase the allowances. If the financial condition of the Company's customers were to deteriorate, resulting in an impairment of their ability to make payments, additional reserves would be required.

Included in the Company's accounts receivable and other long-term assets as of December 31, 2010 and 2009 are  $121.0 million and  $122.3 million of net aggregate financing receivables, respectively. All financing receivables are evaluated collectively for impairment due to the homogeneous nature of the portfolio.

Inventory Valuation—Inventories include the costs of material, labor and overhead. Domestic inventories are primarily stated at either the lower of cost or market using the first-in, first-out (FIFO) method with certain businesses applying the last-in, first-out method (LIFO) to value inventory. Inventories held outside the United States are primarily stated at the lower of cost or market using the FIFO method.

Property, Plant and Equipment—Property, plant and equipment are carried at cost. The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives (3 to 35 years) of the depreciable assets.

Investments—The investment in the joint venture, over which the Company has a significant influence but not a controlling interest, is accounted for using the equity method of accounting. Investments accounted for under the equity method are initially recorded at the amount of the Company's initial investment and adjusted each period for the Company's share of the investee's income or loss and dividends paid. All equity investments are periodically reviewed to determine if declines in fair value below cost basis are other-than-temporary. Significant and sustained decreases in quoted market prices or a series of historic and projected operating losses by investees are strong indicators of other-than-temporary declines. If the decline in fair value is determined to be other- than-temporary, an impairment loss is recorded and the investment is written down to a new carrying value. Other investments are carried at market value, if readily determinable, or at cost.

Other Assets—Other assets include principally noncurrent trade receivables, other investments, and capitalized costs associated with obtaining financings which are amortized over the term of the related debt.

Fair Value of Financial Instruments—The Company's financial instruments consist primarily of cash and cash equivalents, accounts receivable, available for sale securities, obligations under trade accounts payable and short and long term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, accounts receivable and trade accounts payable approximate fair value. Refer to Note 7 for the fair values of the Company's available for sale securities and other obligations.

Goodwill and Other Intangible Assets—Goodwill and other intangible assets result from the Company's acquisition of existing businesses. In accordance with accounting standards related to business combinations, goodwill amortization ceased effective January 1, 2002, however, amortization of certain identifiable intangible assets, primarily comprising customer relationships and acquired technology, continues over the estimated useful life of the identified asset. Refer to Notes 2 and 6 for additional information.

Revenue Recognition—As described above, the Company derives revenues primarily from the sale of professional, medical, industrial and commercial products and services. For revenue related to a product or service to qualify for recognition, there must be persuasive evidence of a sale, delivery must have occurred or the services must have been rendered, the price to the customer must be fixed and determinable and collectibility of the balance must be reasonably assured. The Company's standard terms of sale are FOB Shipping Point and, as such, the Company principally records revenue for product sales upon shipment. If any significant obligations to the customer with respect to such sale remain to be fulfilled following shipment, typically involving obligations relating to installation and acceptance by the buyer, revenue recognition is deferred until such obligations have been fulfilled. Product returns consist of estimated returns for products sold and are recorded as a reduction in reported revenues at the time of sale. Customer allowances and rebates, consisting primarily of volume discounts and other short-term incentive programs, are recorded as a reduction in reported revenues at the time of sale because these allowances reflect a reduction in the purchase price. Product returns, customer allowances and rebates are estimated based on historical experience and known trends. Revenue related to separately priced extended warranty and product maintenance agreements is recognized as revenue over the term of the agreement.

Revenues for contractual arrangements consisting of multiple elements (i.e., deliverables) are recognized for the separate elements when the product or services that are part of the multiple element arrangement have value on a stand-alone basis, fair value of the separate elements exists (or in the case of software related products, vendor specific objective evidence of fair value) and, in arrangements that include a general right of refund relative to the delivered element, performance of the undelivered element is considered probable and substantially in the Company's control. While determining fair value and identifying separate elements requires judgment, generally the fair value of each separate element is identifiable as the elements are also sold unaccompanied by other elements.

Effective January 1, 2011, the Company adopted, on a prospective basis, the provisions of recently updated accounting standards related to revenue recognition associated with contractual arrangements involving multiple elements and contractual arrangements involving tangible products that include software. The Company cannot reasonably estimate the effect of adopting these standards on future financial periods as the impact will vary depending on the nature and volume of new or materially modified transactions in any given period.

Shipping and Handling—Shipping and handling costs are included as a component of cost of sales. Shipping and handling costs billed to customers are included in sales.

Research and Development—The Company conducts research and development activities for the purpose of developing new products, enhancing the functionality, effectiveness, ease of use and reliability of the Company's existing products and expanding the applications for which uses of the Company's products are appropriate. Research and development costs are expensed as incurred.

Income Taxes—The Company's income tax expense represents the current tax liability for the year and the tax benefit or expense for the net change in deferred tax liabilities and assets during the year. Deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted rates expected to be in effect during the year in which the differences reverse. Deferred tax assets generally represent items that can be used as a tax deduction or credit in the Company's tax return in future years for which the tax benefit has already been reflected on the Company's Consolidated Statement of Earnings. The Company establishes valuation allowances for its deferred tax assets if it is more likely than not that some or all of the deferred tax asset will not be realized. Deferred tax liabilities generally represent items that have already been taken as a deduction on the Company's tax return but have not yet been recognized as an expense in the Company's Consolidated Statements of Earnings. The effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income tax expense in the period that includes the enactment date. The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based upon the technical merits, it is "more-likely-than-not" that the position will be sustained upon examination. The Company recognizes potential accrued interest and penalties associated with unrecognized tax positions within its global operations in income tax expense. Refer to Note 14 for additional information.

Restructuring—The Company periodically initiates restructuring activities to appropriately position the Company's cost base for prevailing economic conditions and associated customer demand. Costs associated with restructuring actions can include one-time termination benefits and related charges in addition to facility closure, contract termination and other related activities. The Company records the cost of the restructuring activities when the associated liability is incurred. Refer to Note 17 for additional information.

Foreign Currency Translation—Exchange rate adjustments resulting from foreign currency transactions are recognized in net earnings, whereas effects resulting from the translation of financial statements are reflected as a component of accumulated other comprehensive income within stockholders' equity. Assets and liabilities of subsidiaries operating outside the United States with a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates. Net foreign currency transaction gains or losses were not material in any of the years presented.

Accumulated Other Comprehensive Income (Loss)—The components of accumulated other comprehensive income (loss) as of December 31 are summarized below. Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-US subsidiaries ( $ in millions).

	Foreign currency translation adjustment	Unrealized gain on available-for-sale securities	Unrecognized pension and post-retirement costs	Total
January 1, 2008	$597.0	—	$(54.3)	$542.7
Decrease	(359.5)	—	(436.1)	(795.6)
Income tax benefit	—	—	149.8	149.8

December 31, 2008	237.5	—	(340.6)	(103.1)
Increase	373.2	$83.5	30.5	487.2
Income tax (expense)	—	(29.2)	(8.0)	(37.2)

December 31, 2009	610.7	54.3	(318.1)	346.9
Increase (decrease)	0.6	37.9	(37.9)	0.6
Income tax (expense) benefit	—	(13.3)	11.1	(2.2)

December 31, 2010	$611.3	$78.9	$(344.9)	$345.3

See Notes 10 and 11 for additional information related to the unrecognized pension and post-retirement cost components of accumulated other comprehensive income (loss).

Accounting for Share-Based Compensation—The Company accounts for stock-based compensation by measuring the cost of employee services received in exchange for all equity awards granted, including stock options, restricted stock units ("RSUs") and restricted shares, based on the fair value of the award as of the grant date. Equity-based compensation expense is recognized net of an estimated forfeiture rate on a straight-line basis over the requisite service period of the award. In the case of performance based equity awards, compensation expense is recognized on an accelerated attribution method.

Pension & Post Retirement Benefit Plans—The Company measures its pension and post retirement plans' assets and its obligations that determine the respective plan's funded status as of the end of the Company's fiscal year, and recognizes an asset for a plan's over funded status or a liability for a plan's under funded status in its balance sheet. Changes in the funded status of the plans are recognized in the year in which the changes occur and reported in comprehensive income (loss).

The accounting standard requiring the Company to measure the plan assets and benefit obligations as of the date of the Company's fiscal year end in the statement of financial position was effective and adopted by the Company as of the year ended December 31, 2008. Prior to measuring the plan assets and benefit obligations as of December 31 as required by the new accounting standard, the majority of the Company's pension and postretirement plans used a September 30 measurement date. The adoption of the December 31 measurement date increased long-term liabilities by approximately  $6 million and decreased stockholders' equity by approximately  $4 million on the date of adoption. There was no effect on the Company's results of operations or cash flows.

Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2010
Acquisitions & Divestitures
Acquisitions & Divestitures

(2)	ACQUISITIONS & DIVESTITURES:

Effective January 1, 2009, the Company adopted revised business combination accounting standards that establish principles and requirements for how the Company recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, any resulting goodwill and any noncontrolling interest in the acquired business. The revised standard requires the Company to record fair value estimates of contingent consideration and certain other contingent assets and liabilities during the original purchase price allocation, expense acquisition costs as incurred, and does not permit restructuring activities to be recorded as a component of purchase price as was required under prior business combination accounting standards. The revised business combination accounting standard is applicable to all acquisitions completed after December 31, 2008.

The Company continually evaluates potential acquisitions that either strategically fit with the Company's existing portfolio or expand the Company's portfolio into a new and attractive business area. The Company has completed a number of acquisitions that have been accounted for as purchases and have resulted in the recognition of goodwill in the Company's financial statements. This goodwill arises because the purchase prices for these businesses reflect a number of factors including the future earnings and cash flow potential of these businesses; the multiple to earnings, cash flow and other factors at which similar businesses have been purchased by other acquirers; the competitive nature of the process by which the Company acquired the business; and the complementary strategic fit and resulting synergies these businesses bring to existing operations.

The Company makes an initial allocation of the purchase price at the date of acquisition based upon its understanding of the fair value of the acquired assets and assumed liabilities. The Company obtains this information during due diligence and through other sources. In the months after closing, as the Company obtains additional information about these assets and liabilities, including through tangible and intangible asset appraisals, and learns more about the newly acquired business, it is able to refine the estimates of fair value and more accurately allocate the purchase price. Only items identified as of the acquisition date are considered for subsequent adjustment. The Company is continuing to evaluate certain pre-acquisition contingencies associated with certain of its 2010 acquisitions and is also in the process of obtaining valuations of acquired intangible assets and certain acquisition related liabilities in connection with these acquisitions. The Company will make appropriate adjustments to the purchase price allocation prior to completion of the measurement period, as required.

The following briefly describes the Company's acquisition activity for the three years ended December 31, 2010.

On January 30, 2010, the Company completed the acquisition of the Analytical Technologies division of MDS Inc., which includes a 50% ownership position in the Applied Biosystems/MDS Sciex joint venture ("AB Sciex"), a mass spectrometry business, and a 100% ownership position in the former Molecular Devices Corporation, a bioresearch and analytical instrumentation company. In a separate, but related transaction, the Company simultaneously completed the acquisition of the remaining 50% ownership position in AB Sciex from Life Technologies Corporation. The aggregate cash purchase price for the combined transactions was approximately  $1.1 billion, including debt assumed and net of cash acquired. The Company funded the purchase price for these transactions from available cash on hand. The acquired entities had annual aggregate sales of approximately  $650 million based on the acquired businesses' revenues in their respective most recently completed fiscal years prior to the acquisitions.

AB Sciex and Molecular Devices Corporation operate within the Company's Life Sciences & Diagnostics segment. The acquisition of AB Sciex significantly expands the Company's position in the life sciences and diagnostics business and in particular establishes a position in the mass spectrometry market. AB Sciex is expected to provide additional sales and earnings growth opportunities in the Company's Life Sciences & Diagnostics segment, both through the growth of existing products and services and through the potential acquisition of complementary businesses.

In addition, during 2010, the Company completed the acquisition of seventeen other businesses for total consideration of approximately  $1.1 billion in cash, net of cash acquired. Each company acquired manufactures products and/or provides services in the test and measurement, dental, environmental, life science and diagnostics, sensors and controls or product identification markets. These businesses were acquired to complement existing units of the Test & Measurement, Dental, Environmental, Life Sciences & Diagnostics, and Industrial Technologies segments. The aggregate annual sales of the additional seventeen acquired businesses at the time of their respective acquisitions, in each case based on the company's revenues for its last completed fiscal year prior to the acquisition, were approximately  $440 million. The Company recorded approximately  $1.2 billion of goodwill in connection with its 2010 acquisitions, including AB Sciex and Molecular Devices, reflecting the strategic fit and revenue and earnings growth potential of these businesses.

The Company acquired fifteen businesses during 2009 for total consideration of approximately  $704 million in cash, net of cash acquired. Each company acquired manufactures products and/or provides services in the test and measurement, environmental, dental, product identification and sensors and controls markets. These businesses were acquired to complement existing units of the Test & Measurement, Environmental, Dental and Industrial Technologies segments. The aggregate annual sales of these acquired businesses at the time of their respective acquisitions, in each case based on the company's revenues for its last completed fiscal year prior to the acquisition, were approximately  $425 million. The Company recorded approximately  $423 million of goodwill in connection with its 2009 acquisitions reflecting the strategic fit and revenue and earnings growth potential of these businesses.

The Company acquired seventeen businesses during 2008 for consideration of approximately  $423 million in cash, including transaction costs and net of cash acquired and  $8 million of debt assumed. Each company acquired manufactures products and/or provides services in the life sciences, dental, product identification, environmental or test and measurement markets. These companies were acquired to complement existing units of the Life Sciences & Diagnostics, Dental, Industrial Technologies, Environmental and Test & Measurement segments. The aggregate annual sales of these seventeen acquired businesses at the time of their respective acquisitions, in each case based on the company's revenues for its last completed fiscal year prior to the acquisition, were approximately  $325 million. The Company recorded an aggregate of  $265 million goodwill in connection with its 2008 acquisitions reflecting the strategic fit and revenue and earnings growth potential of these businesses.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for all acquisitions consummated during 2010, 2009 and 2008 ( $ in millions):

Overall	2010	2009	2008
Accounts receivable	$178.7	$70.6	$43.8
Inventory	171.2	42.8	56.4
Property, plant and equipment	84.8	39.0	30.1
Goodwill	1,157.8	422.9	264.5
Other intangible assets, primarily customer relationships, trade names and patents	870.9	224.7	88.7
In-process research and development	26.5	1.0	—
Accounts payable	(59.6)	(35.1)	(16.1)
Other assets and liabilities, net	(238.4)	(62.1)	(35.9)
Assumed debt	(0.9)	(0.3)	(8.3)
Attributable to non-controlling interest	(61.3)	—	—

Net cash consideration	$2,129.7	$703.5	$423.2

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisitions in 2010 discussed above, and all of the other 2010 acquisitions as a group ( $ in millions):

2010 Acquisitions
	AB Sciex & Molecular Devices	Others	Total
Accounts receivable	$102.7	$76.0	$178.7
Inventory	104.3	66.9	171.2
Property, plant and equipment	54.5	30.3	84.8
Goodwill	496.9	660.9	1,157.8
Other intangible assets, primarily customer relationships, trade names and patents	342.0	528.9	870.9
In-process research and development	7.4	19.1	26.5
Accounts payable	(37.9)	(21.7)	(59.6)
Other assets and liabilities, net	(30.7)	(207.7)	(238.4)
Assumed debt	(0.9)	—	(0.9)
Attributable to non-controlling interest	—	(61.3)	(61.3)

Net cash consideration	$1,038.3	$1,091.4	$2,129.7

The unaudited pro forma information for the periods set forth below gives effect to the 2010 and 2009 acquisitions as if they had occurred at the beginning of the annual period presented. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time (unaudited,  $ in millions except per share amounts):

	2010	2009

Net sales	$13,169.0	$12,140.1

Net earnings from continuing operations	$1,761.1	$1,118.0

Diluted earnings per share from continuing operations	$2.59	$1.68

In connection with its acquisitions, the Company assesses and formulates a plan related to the future integration of the acquired entity. As a result of the new business combination accounting standards that became effective on January 1, 2009, all integration related costs, including workforce reduction and restructuring costs as well as facility closure and realignment costs, associated with acquisitions completed after December 31, 2008 are expensed as incurred. In addition, all legal, investment banking and other direct transaction costs related to acquisitions completed after December 31, 2008 are expensed as incurred under these new accounting standards. During 2010 and 2009, in connection with completed acquisitions, the Company has incurred  $36 million and  $24 million, respectively, of pre-tax transaction related costs, primarily banking fees and amounts paid to third party advisers. In addition, the Company's earnings for 2010 and 2009 reflect the impact of pre-tax charges totaling  $54 million and  $13 million, respectively, associated with fair value adjustments to acquired inventory and acquired deferred revenue related to completed acquisitions.

The previous business combination accounting standards that applied to all acquisitions completed prior to December 31, 2008 required restructuring and transaction related costs to be accrued as a component of the purchase price allocation. During the years ended December 31, 2009 and 2008, the Company made cash payments of  $29 million and  $55 million, respectively, related to accrued liabilities recorded for restructuring costs associated with transactions completed prior to December 31, 2008. Remaining accrued liabilities at December 31, 2010 and cash payments made during 2010 related to these accrued restructuring costs were not significant.

During 2009, the Company divested of five businesses or product lines for approximately  $10 million of net cash proceeds. The divested businesses and product lines were part of the Industrial Technologies and former Tools and Components segments. The Company recorded no significant gain or loss, either individually or in the aggregate, associated with these divestitures. The businesses divested by the Company have not been treated as discontinued operations in the accompanying financial statements as the impact of these businesses to the Company's results of operations, financial position, cash flows and segment information were not significant.

Recent Acquisition and Divestiture Developments

Refer to Note 21 for discussion of acquisition and divestiture activities subsequent to December 31, 2010.

Formation of Joint Venture	12 Months Ended
Dec. 31, 2010
Formation of Joint Venture
Formation of Joint Venture

(3)	FORMATION OF JOINT VENTURE:

On July 4, 2010, the Company entered into a joint venture with Cooper Industries, plc ("Cooper"), combining certain of the Company's hand tool manufacturing and distribution business with Cooper's Tools business to form a new entity called Apex Tool Group, LLC ("Apex"). The 2009 sales, on a combined basis, of the two tools businesses contributed to Apex were approximately  $1.2 billion. Each of Cooper and the Company owns a 50% interest in Apex and has an equal number of representatives on Apex's Board of Directors. Neither joint venture partner controls the significant operating and financing activities of Apex. Upon the closing of the transaction, Apex simultaneously obtained a credit facility and term debt financing and used  $45.2 million of the term debt financing to purchase from the Company certain assets of the Company's Tools business. In addition, the Company recorded receivables from Apex totaling approximately  $44.8 million related to consideration due to the Company in connection with the formation of the joint venture. Subsequent to the formation of the joint venture, the Company collected  $11.3 million from Apex related to the receivable and expects to the collect the balance in 2011.

In accordance with accounting standards applicable to non-controlling interests in subsidiaries, the Company recognized a  $232.2 million after-tax gain ( $0.34 per diluted share) during the third quarter 2010 associated with the transaction. The gain is computed as the difference between the book value of the contributed business that was deconsolidated and the fair value of the consideration received in exchange, consisting of  $45.2 million in cash, a receivable of  $44.8 million from Apex and the 50% interest in Apex as indicated in the table below ( $ in millions):

Fair value of consideration received:
Fair value of 50% equity interest received	$480.0
Cash received	45.2
Receivable from joint venture	44.8

Total fair value of consideration received	570.0

Less: book value of net assets contributed	(279.0)

Pre-tax gain on contribution to joint venture	291.0

Income taxes	(58.8)

After-tax gain on contribution to joint venture	$232.2

As of the closing of the transaction, the Company deconsolidated its contributed businesses and accounts for its investment in the joint venture based on the equity method of accounting. As a result of the Company's continuing involvement with the joint venture, the contributed businesses are not presented as a discontinued operation. The Company recorded its equity in the earnings of Apex in an amount equal to  $22.8 million for the year ended December 31, 2010, reflecting its 50% ownership position.

Sales and operating profit generated by the contributed business prior to the closing of the transaction and included in the Company's consolidated results of operations during the three years ended December 31 were as indicated in the table below ( $ in millions):

	2010	2009	2008
Sales	$315.6	$607.9	$731.3
Operating profit	41.5	63.9	68.2

Inventory	12 Months Ended
Dec. 31, 2010
Inventory
Inventory
(4)	INVENTORY:

The classes of inventory as of December 31 are summarized as follows ( $ in millions):

	2010	2009
Finished goods	$582.3	$463.4
Work in process	185.7	168.2
Raw material	412.2	321.9

	$1,180.2	$953.5

At December 31, 2010, the difference between inventories valued at LIFO and the value of that same inventory if the FIFO method had been used was not significant. During 2010 and 2009, the Company recorded approximately  $2 million and  $10 million, respectively, of operating profit associated with the liquidation of LIFO inventory.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment
Property, Plant and Equipment
(5)	PROPERTY, PLANT AND EQUIPMENT:

The classes of property, plant and equipment as of December 31 are summarized as follows ( $ in millions):

	2010	2009
Land and improvements	$121.0	$109.9
Buildings	731.9	708.1
Machinery and equipment	1,770.7	1,803.4

	2,623.6	2,621.4
Less accumulated depreciation	(1,462.7)	(1,508.0)

	$1,160.9	$1,113.4

Goodwill & Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill & Other Intangible Assets
Goodwill & Other Intangible Assets

(6)	GOODWILL & OTHER INTANGIBLE ASSETS:

As discussed in Note 2, goodwill arises from the purchase price for acquired businesses exceeding the fair value of tangible and intangible assets acquired. Management assesses the goodwill of each of its reporting units for impairment at least annually at the beginning of the fourth quarter or as "triggering" events occur. As of December 31, 2010, the Company had 27 reporting units for goodwill impairment testing. The carrying value of the goodwill included in each individual reporting unit ranges from approximately  $6.6 million to approximately  $2.1 billion. In making its assessment of goodwill impairment, management relies on a number of factors including operating results, business plans, economic projections, anticipated future cash flows, and transactions and marketplace data. The Company's annual impairment test was performed as of the first day of the Company's fiscal fourth quarters of 2010, 2009 and 2008 and no impairment was identified. The factors used by management in its impairment analysis are inherently subject to uncertainty. While the Company believes it has made reasonable estimates and assumptions to calculate the fair value of its reporting units, if actual results are not consistent with management's estimates and assumptions, goodwill and other intangible assets may be overstated and a charge would need to be taken against net earnings.

The following table shows the rollforward of goodwill reflected in the financial statements resulting from the Company's activities during 2008, 2009, and 2010 ( $ in millions).

Balance January 1, 2008	$8,964.9
Attributable to 2008 acquisitions	264.5
Adjustments due to finalization of purchase price allocations	(19.5)
Effect of foreign currency translation	(275.4)

Balance December 31, 2008	$8,934.5
Attributable to 2009 acquisitions	422.9
Adjustments due to finalization of purchase price allocations	(21.0)
Effect of foreign currency translation	205.4

Balance December 31, 2009	$9,541.8
Attributable to 2010 acquisitions	1,157.8
Goodwill of businesses contributed to Apex joint venture	(173.8)
Adjustments due to finalization of purchase price allocations	4.9
Effect of foreign currency translation	(47.7)

Balance December 31, 2010	$10,483.0

The carrying value of goodwill by segment as of December 31 is summarized as follows ( $ in millions):

Segment	2010	2009
Test & Measurement	$3,001.6	$2,687.9
Environmental	1,383.6	1,329.6
Life Sciences & Diagnostics	2,122.4	1,512.2
Dental	2,114.5	2,043.2
Industrial Technologies	1,860.9	1,795.1
Businesses contributed to Apex joint venture	—	173.8

	$10,483.0	$9,541.8

Intangible assets are amortized over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset ( $ in millions):

	December 31, 2010		December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite – Lived Intangibles
Patents & technology	$761.9	$(296.2)	$593.9	$(213.7)
Customer relationships and other intangibles	1,864.0	(459.1)	1,351.9	(336.4)

Total finite – lived intangibles	2,625.9	(755.3)	1,945.8	(550.1)

Indefinite – Lived Intangibles
Trademarks & trade names	1,452.0	—	1,257.9	—

	$4,077.9	$(755.3)	$3,203.7	$(550.1)

Total intangible amortization expense in 2010, 2009 and 2008 was  $199 million,  $156 million and  $145 million, respectively. Based on the intangible assets recorded as of December 31, 2010, amortization expense is estimated to be  $225 million during 2011,  $214 million during 2012,  $203 million during 2013,  $193 million during 2014 and  $183 million during 2015.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

(7)	FAIR VALUE MEASUREMENTS:

Accounting standards define fair value based on an exit price model, establish a framework for measuring fair value where the Company's assets and liabilities are required to be carried at fair value and provide for certain disclosures related to the valuation methods used within a valuation hierarchy as established within the accounting standards. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, including interest rates, yield curves and credit risks, or inputs that are derived principally from or corroborated by observable market data through correlation. Level 3 inputs are unobservable inputs based on the Company's assumptions used to measure assets and liabilities at fair value. A financial asset or liability's classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

A summary of financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2010 and 2009 were as follows ( $ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2010:
Assets:
Available for sale securities	$257.0	—	—	$257.0

Liabilities:
Deferred compensation plans	—	$64.4	—	64.4

December 31, 2009:
Assets:
Available for sale securities	219.1	—	—	219.1

Liabilities:
Deferred compensation plans	—	61.5	—	61.5

Available for sale securities are measured at fair value using quoted market prices and included in other assets in the accompanying Consolidated Balance Sheet.

The Company has established nonqualified deferred compensation programs that permit officers, directors and certain management employees to defer a portion of their compensation, on a pre-tax basis, until their termination of employment (or board service, as applicable). All amounts deferred under this plan are unfunded, unsecured obligations of the Company and presented as a component of the Company's compensation and benefits accrual included in accrued expenses in the accompanying Consolidated Balance Sheet (refer to Note 8). Participants may choose among alternative earning rates for the amounts they defer which are based on investment options within the Company's 401(k) program in the United States (except that the earnings rates for amounts deferred by the Company's directors are based on changes in the value of Danaher's common stock). Changes in the value of the deferred compensation liability under these programs are recognized based on the fair value of the participants' accounts based on their investment elections.

Refer to Note 10 for information related to the fair value of the Company sponsored defined benefit pension plan assets.

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities
(8)	ACCRUED EXPENSES AND OTHER LIABILITIES:

Accrued expenses and other liabilities as of December 31 include the following ( $ in millions):

	2010		2009
	Current	Non-Current	Current	Non-Current
Compensation and benefits	$599.1	$252.0	$481.8	$219.8
Restructuring	12.0	—	127.2	—
Claims, including self-insurance and litigation	109.4	81.7	99.9	79.2
Pension and postretirement benefits	88.8	618.4	60.1	707.9
Environmental and regulatory compliance	46.0	75.8	41.0	69.7
Taxes, income and other	206.5	1,207.1	161.9	1,181.8
Deferred revenue and sales and product allowances	617.7	45.4	387.5	33.5
Warranty	116.6	13.5	109.2	13.0
Other, individually less than 5% of current or total liabilities	314.6	45.9	239.9	10.4

	$2,110.7	$2,339.8	$1,708.5	$2,315.3

Approximately  $305 million of accrued expenses and other liabilities were guaranteed by standby letters of credit and performance bonds as of December 31, 2010. Refer to Note 14 for further discussion of the Company's income tax obligations.

Financing	12 Months Ended
Dec. 31, 2010
Financing
Financing

(9)	FINANCING:

The components of the Company's debt as of December 31 were as follows ( $ in millions):

	2010	2009
U.S. dollar-denominated commercial paper	$180.0	$180.0
4.5% guaranteed Eurobond Notes due 2013 (€500 million)	668.9	715.9
5.625% notes due 2018	500.0	500.0
5.4% notes due 2019	750.0	750.0
Zero-coupon Liquid Yield Option Notes due 2021 (LYONs)	573.4	634.2
Other	152.4	153.1

	2,824.7	2,933.2
Less – currently payable	40.8	44.2

	$2,783.9	$2,889.0

The Company satisfies its short-term liquidity needs primarily through issuances of U.S. dollar and Euro commercial paper. Under the Company's U.S. dollar and Euro commercial paper programs, the Company or a subsidiary of the Company, as applicable, may issue and sell unsecured, short-term promissory notes in aggregate principal amount not to exceed  $4.0 billion. Since the Credit Facilities (described below) provide credit support for the program, the  $1.525 billion of availability under the Credit Facilities has the practical effect of reducing from  $4.0 billion to  $1.525 billion the maximum amount of commercial paper that the Company can issue under the program. Borrowings under the program are available for general corporate purposes, including financing acquisitions. The Company classifies the borrowings under the commercial paper program as long-term borrowings in the accompanying Consolidated Balance Sheet as the Company has the intent and the ability, as supported by the availability of the Credit Facility, to refinance these borrowings for at least one year from the balance sheet date.

Credit support for the commercial paper program is provided by an unsecured  $1.45 billion multicurrency revolving credit facility (the "Credit Facility") that expires on April 25, 2012 and an unsecured  $75 million multicurrency revolving credit facility that expires on May 3, 2011 (the "Supplemental Credit Facility" and together with the Credit Facility, the "Credit Facilities"). The Credit Facilities can also be used for working capital and other general corporate purposes. Under the Credit Facility, interest is based on, at the Company's option (1) a LIBOR-based formula that is dependent in part on the Company's credit rating, (2) a formula based on the higher (as of the date of determination) of Bank of America's prime rate or the Federal funds rate plus 50 basis points, or (3) the rate of interest bid by a particular lender for a particular loan under the facility. Under the Supplemental Credit Facility, interest is based on, at the Company's option (1) a LIBOR-based formula, or (2) a formula based on the highest (as of the date of determination) of the lender's prime rate, the Federal funds rate plus 50 basis points or the LIBOR rate plus 100 basis points. Both of the Credit Facilities require the Company to maintain a consolidated leverage ratio (the ratio of consolidated indebtedness to consolidated indebtedness plus stockholders' equity) as of the last day of each quarter of 0.65 to 1.00 or less. As of December 31, 2010, the Company was in compliance with these covenants. The availability of the Credit Facilities as standby liquidity facilities to repay maturing commercial paper is an important factor in maintaining the existing credit ratings of the commercial paper program. The Company expects to limit any borrowings under the Credit Facilities to amounts that would leave enough credit available under the facilities so that it could borrow, if needed, to repay all of the outstanding commercial paper as it matures. The Company anticipates seeking a renewal of the term of the Supplemental Credit Facility from the lender prior to its scheduled expiration date.

During 2010, the Company refinanced balances under its commercial paper program as they came due to maintain an outstanding balance throughout the year. As of December 31, 2010, borrowings outstanding under the Company's U.S. dollar commercial paper program had a weighted average interest rate of 0.25% and a weighted average maturity of approximately 11 days. As of December 31, 2010, there was no outstanding Euro-denominated commercial paper.

In addition to the Credit Facilities, the Company has entered into reimbursement agreements with various commercial banks to support the issuance of letters of credit.

In March 2009, the Company completed an underwritten public offering of  $750 million aggregate principal amount of 5.40% senior unsecured notes due 2019 ("2019 Notes"). The notes were issued at 99.93% of their principal amount. The net proceeds, after expenses and the underwriters' discount, were  $744.6 million. A portion of the net proceeds were used to repay a portion of the Company's outstanding commercial paper with the balance of the net proceeds used for general corporate purposes, including acquisitions. The Company may redeem the notes at any time prior to their maturity at a redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest plus 40 basis points. As of December 31, 2010, the fair value of the 2019 Notes was approximately  $834 million.

In December 2007, the Company completed an underwritten public offering of  $500 million aggregate principal amount of 5.625% senior notes due 2018 ("2018 Notes"). The net proceeds, after expenses and the underwriters' discount, were  $493.4 million, which were used to repay a portion of the commercial paper issued to finance the acquisition of Tektronix. The Company may redeem the notes at any time prior to their maturity at a redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest plus 25 basis points. As of December 31, 2010, the fair value of the 2018 Notes was approximately  $548 million.

On July 21, 2006, a financing subsidiary of the Company issued the Eurobond Notes in a private placement outside the U.S. Payment obligations under these Eurobond Notes are guaranteed by the Company. The net proceeds of the offering, after the deduction of underwriting commissions but prior to the deduction of other issuance costs, were €496 million ( $627 million based on exchange rates in effect at the time the offering closed) and were used to pay down a portion of the Company's outstanding commercial paper and for general corporate purposes, including acquisitions. The Company may redeem the notes upon the occurrence of specified, adverse changes in tax laws or interpretations under such laws, at a redemption price equal to the principal amount of the notes to be redeemed. As of December 31, 2010, the fair value of the Eurobond Notes was approximately  $705 million.

In 2001, the Company issued  $830 million (value at maturity) in LYONs. The net proceeds to the Company were  $505 million, of which approximately  $100 million was used to pay down debt and the balance was used for general corporate purposes, including acquisitions. The LYONs carry a yield to maturity of 2.375% (with contingent interest payable as described below). Holders of the LYONs may convert each  $1,000 of principal amount at maturity into 29.0704 shares of Danaher common stock (in the aggregate for all LYONs that were originally issued, approximately 24.0 million shares of Danaher common stock) at any time on or before the maturity date of January 22, 2021. As of December 31, 2010, an aggregate of approximately 2.4 million shares of Danaher common stock had been issued upon conversion of LYONs. From January 1, 2011 through February 11, 2011, holders of certain of the Company's Liquid Yield Option Notes (LYONs) converted such LYONs into an aggregate of approximately 5.2 million shares of Danaher common stock, par value  $0.01 per share. As of December 31, 2010, the accreted value of the outstanding LYONs was lower than the traded market value of the underlying common stock issuable upon conversion. The Company may redeem all or a portion of the LYONs for cash at any time at scheduled redemption prices. Holders had the right to require the Company to purchase all or a portion of the notes for cash and/or Company common stock, at the Company's option, on January 22, 2011, which resulted in notes with an accreted value of approximately  $13 thousand being redeemed by the Company for cash. The holders had a similar option to require the Company to purchase all or a portion of the notes as of January 22, 2004, which resulted in notes with an accreted value of  $1.1 million being redeemed by the Company for cash.

Under the terms of the LYONs, the Company will pay contingent interest to the holders of LYONs during any six month period from January 23 to July 22 and from July 23 to January 22 if the average market price of a LYON for a specified measurement period equals 120% or more of the sum of the issue price and accrued original issue discount for such LYON. The amount of contingent interest to be paid with respect to any quarterly period is equal to the higher of either 0.0315% of the bonds' average market price during the specified measurement period or the amount of the common stock dividend paid during such quarterly period multiplied by the number of shares issuable upon conversion of a LYON. The Company paid approximately  $2.1 million of contingent interest on the LYONs for the year ended December 31, 2010. Except for the contingent interest described above, the Company will not pay interest on the LYONs prior to maturity. As of December 31, 2010, the fair value of the LYONs was approximately  $994 million, which is derived primarily from the underlying common stock due to the conversion feature of the LYONs.

The Company does not have any credit rating downgrade triggers that would accelerate the maturity of a material amount of outstanding debt, except in connection with the change of control provisions described as follows. Under each of the Eurobond Notes, the 2018 Notes and the 2019 Notes, if the Company experiences a change of control and a rating downgrade of a specified nature within a specified period following the change of control, the Company will be required to offer to repurchase the notes at a price equal to 101% of the principal amount plus accrued interest in the case of the 2018 Notes and 2019 Notes, or the principal amount plus accrued interest in the case of the Eurobond Notes. The Company's outstanding indentures and comparable instruments also contain customary covenants including for example limits on the incurrence of secured debt and sale/leaseback transactions. None of these covenants are considered restrictive to the Company's operations and as of December 31, 2010, the Company was in compliance with all of its debt covenants.

The minimum principal payments during the next five years are as follows: 2011 -  $41 million, 2012 -  $188 million, 2013 -  $735 million, 2014 -  $6 million, 2015 -  $6 million and  $1,849 million thereafter.

The Company made interest payments of approximately  $107 million,  $88 million and,  $72 million in 2010, 2009 and 2008, respectively.

Pension Benefit Plans	12 Months Ended
Dec. 31, 2010
Pension Benefit Plans
Pension Benefit Plans
(10)	PENSION BENEFIT PLANS:

The Company has noncontributory defined benefit pension plans which cover certain of its U.S. employees. Benefit accruals under most of these plans have ceased. The Company also has noncontributory defined benefit pension plans which cover certain of its non-U.S. employees, and under certain of these plans, benefit accruals continue. In general, the Company's policy is to fund these plans based on considerations relating to legal requirements, underlying asset returns, the plan's funded status, the anticipated deductibility of the contribution, local practices market conditions interest rates, and other factors. The following sets forth the funded status of the U.S. and non-U.S. plans as of the most recent actuarial valuations using measurement dates of December 31, 2010 and 2009 ( $ in millions):

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2010	2009	2010	2009
Change in pension benefit obligation
Benefit obligation at beginning of year	$1,309.3	$1,275.1	$646.1	$607.6
Service cost	2.2	2.0	12.3	13.2
Interest cost	71.1	75.9	30.4	31.0
Employee contributions	—	—	2.8	3.1
Amendments, settlements and curtailments	—	—	(0.4)	(6.2)
Benefits paid and other	(89.0)	(90.5)	(35.5)	(37.1)
Acquisitions	56.5	—	8.8	6.4
Actuarial loss (gain)	32.3	46.8	29.7	(5.0)
Foreign exchange rate impact	—	—	(8.8)	33.1

Benefit obligation at end of year	1,382.4	1,309.3	685.4	646.1

Change in plan assets
Fair value of plan assets at beginning of year	916.4	821.0	374.7	315.6
Actual return on plan assets	109.9	125.2	28.0	36.7
Employer contributions	90.5	60.7	32.7	32.5
Employee contributions	—	—	2.8	3.1
Plan settlements	—	—	(0.5)	(6.0)
Benefits paid and other	(89.0)	(90.5)	(35.5)	(37.1)
Acquisitions	45.8	—	0.3	5.5
Foreign exchange rate impact	—	—	4.2	24.4

Fair value of plan assets at end of year	1,073.6	916.4	406.7	374.7

Funded status	(308.8)	(392.9)	(278.7)	(271.4)
Accrued contribution	—	—	—	—

Accrued benefit cost	$(308.8)	$(392.9)	$(278.7)	$(271.4)

Weighted average assumptions used to determine benefit obligations at date of measurement:

	U. S. Plans		Non-U.S. Plans
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Discount rate	5.20%	5.75%	4.70%	5.10%
Rate of compensation increase	4.00%	4.00%	3.00%	3.10%

( $ in millions)	U. S. Pension Benefits		Non-U.S. Pension Benefits
	2010	2009	2010	2009
Components of net periodic pension cost
Service cost	$2.2	$2.0	$12.3	$13.2
Interest cost	71.1	75.9	30.4	31.0
Expected return on plan assets	(83.0)	(84.1)	(19.0)	(18.8)
Amortization of prior service credit	—	—	(0.3)	(0.3)
Amortization of net loss	19.7	9.6	1.2	3.3
Curtailment and settlement losses recognized	—	—	—	1.4

Net periodic pension cost	$10.0	$3.4	$24.6	$29.8

Weighted average assumptions used to determine net periodic pension cost at date of measurement:

	U. S. Plans		Non-U.S. Plans
	2010	2009	2010	2009
Discount rate	5.75%	6.25%	5.10%	5.15%
Expected long-term return on plan assets	8.00%	8.00%	5.25%	5.80%
Rate of compensation increase	4.00%	4.00%	3.05%	3.10%

Included in accumulated other comprehensive income at December 31, 2010 are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credits of  $2.2 million ( $1.4 million, net of tax) and unrecognized actuarial losses of  $510.1 million ( $332.5 million, net of tax). The unrecognized losses and prior service credits, net, is calculated as the difference between the actuarially determined projected benefit obligation and the value of the plan assets less accrued pension costs as of December 31, 2010. The prior service credits and actuarial loss included in accumulated comprehensive income and expected to be recognized in net periodic pension costs during the year ending December 31, 2011 is  $0.3 million ( $0.2 million, net of tax) and  $31.8 million ( $20.7 million, net of tax), respectively. No plan assets are expected to be returned to the Company during the year ending December 31, 2011.

Selection of Expected Rate of Return on Assets

For the years ended December 31, 2010, 2009, and 2008, the Company used an expected long-term rate of return assumption of 8.0% for the Company's U.S. defined benefit pension plan. The Company intends to use an expected long-term rate of return assumption of 8.0% for 2011 for its U.S. plan. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. Long-term rate of return on asset assumptions for the non-U.S. plans were determined on a plan-by-plan basis based on the composition of assets and ranged from 1.25% to 7.20% and 0.75% to 8.0% in 2010 and 2009, respectively, with a weighted average rate of return assumption of 5.25% and 5.80% in 2010 and 2009, respectively.

Plan Assets

The U.S. plan's goal is to maintain between 60% and 70% of its assets in equity portfolios, which are invested in individual equity securities or funds that are expected to mirror broad market returns for equity securities or in assets with characteristics similar to equity investments, such as venture capital funds and partnerships. Asset holdings are periodically rebalanced when equity holdings are outside this range. The balance of the U.S. plan asset portfolio is invested in corporate bonds, bond index funds or U.S. Treasury securities. Non-U.S. plan assets are invested in various insurance contracts, equity and debt securities as determined by the administrator of each plan. The value of the plan assets directly affects the funded status of the Company's pension plans recorded in the financial statements.

The fair values of the Company's pension plan assets for both the U.S. and non-U.S. plans at December 31, 2010, by asset category were as follows ( $ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$16.8	$—	$—	$16.8
Equity Securities:
Common stock	376.2	—	0.7	376.9
Preferred stock	13.1	—	—	13.1
Fixed Income Securities:
Corporate bonds	92.4	—	—	92.4
Government issued	49.7	—	—	49.7
Mutual Funds	348.4	11.4	—	359.8
Common/Collective Trusts	—	372.7	—	372.7
Venture capital and partnerships	—	—	62.6	62.6
Real estate	—	—	101.7	101.7
Insurance contracts	—	34.6	—	34.6

Total	$896.6	$418.7	$165.0	$1,480.3

The fair values of the Company's pension plan assets for both the U.S. and non-U.S. plans at December 31, 2009, by asset category were as follows ( $ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$16.3	$—	$—	$16.3
Equity Securities:
Common stock	323.1	—	6.4	329.5
Preferred stock	9.5	—	—	9.5
Fixed Income Securities:
Corporate bonds	107.7	—	—	107.7
Government issued	53.0	—	—	53.0
Mutual Funds	267.9	12.5	—	280.4
Common/Collective Trusts	—	317.5	—	317.5
Venture capital and partnerships	—	—	52.2	52.2
Real estate	—	—	100.2	100.2
Insurance contracts	—	24.8	—	24.8

Total	$777.5	$354.8	$158.8	$1,291.1

Common stock, preferred stock, corporate bonds, U.S. government securities and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded.

Common/collective trusts are valued based on the plan's interest, represented by investment units, in the underlying investments held within the trust that are traded in an active market by the trustee.

Venture capital and partnership investments are valued based on the information provided by the asset fund managers which reflects the plan's share of the fair value of the net assets of the investment. The investments are valued using a combination of discounted cash flows, earnings and market multiples and through reference to the quoted market prices of the underlying investments held by the venture or partnership where available. Valuation adjustments reflect changes in operating results, financial condition, or prospects of the applicable portfolio company.

Real estate investments are valued periodically using discounted cash flow models which consider long-term lease estimates, future rental receipts and estimated residual values. The real estate investment fund managers supplement the discounted cash flow valuations with third-party appraisals that are performed on either a quarterly or an annual basis.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes the valuation methods are appropriate and consistent with the methods used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The table below sets forth a summary of changes in the fair value of the Level 3 investments for the years ended December 31, 2009 and 2010 ( $ in millions):

	Common Stock	Venture capital and partnerships	Real estate	Total
Balance, January 1, 2009	$10.8	$49.6	$111.9	$172.3
Actual return on plan assets:
— Relating to assets sold during the period	(0.7)	—	—	(0.7)
— Relating to assets still held at December 31, 2009	2.3	(4.6)	(14.9)	(17.2)
Purchases, sales, issuances, and settlements (net)	(6.0)	7.2	3.2	4.4

Balance, December 31, 2009	$6.4	$52.2	$100.2	$158.8
Actual return on plan assets:
— Relating to assets sold during the period	(0.1)	(1.0)	—	(1.1)
— Relating to assets still held at December 31, 2010	0.5	1.9	(0.7)	1.7
Acquisitions	—	9.9	—	9.9
Purchases, sales, issuances, and settlements (net)	(6.1)	(0.4)	2.2	(4.3)

Balance, December 31, 2010	$0.7	$62.6	$101.7	$165.0

Expected Contributions

During 2010, the Company contributed  $90 million to its U.S. defined benefit pension plan and approximately  $33 million to its non-U.S. defined benefit pension plans. During 2011, the Company's cash contribution requirements are expected to be approximately  $50 million for its U.S. plan, although the ultimate amounts to be contributed will depend upon, among other things, legal requirements, underlying asset returns, the plan's funded status, the anticipated tax deductibility of the contribution, local practices, market conditions, interest rates and other factors. The Company expects to contribute approximately  $27 million in employer contributions and unfunded benefit payments to the non-U.S. plans in 2011.

The following table sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ( $ in millions):

	U.S. Pension Plans	Non-U.S. Pension Plans	All Pension Plans
2011	$95.1	$30.3	$125.4
2012	99.0	34.8	133.8
2013	98.7	32.7	131.4
2014	99.4	32.9	132.3
2015	100.4	34.6	135.0
2016-2020	506.8	184.6	691.4

Other Matters

Substantially all employees not covered by defined benefit plans are covered by defined contribution plans, which generally provide for Company funding based on a percentage of compensation.

Expense for all defined benefit and defined contribution pension plans amounted to  $126 million,  $109 million and,  $94 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Other Post Retirement Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Other Post Retirement Employee Benefit Plans
Other Post Retirement Employee Benefit Plans
(11)	OTHER POST RETIREMENT EMPLOYEE BENEFIT PLANS:

In addition to providing pension benefits, the Company provides certain health care and life insurance benefits for some of its retired employees in the United States. Certain employees may become eligible for these benefits as they reach normal retirement age while working for the Company. The following sets forth the funded status of the domestic plans as of the most recent actuarial valuations using measurement dates of December 31, 2010 and 2009 ( $ in millions):

	Post Retirement Medical Benefits
	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$104.8	$122.4
Service cost	0.9	0.8
Interest cost	6.3	6.5
Amendments and other	0.5	(3.5)
Actuarial loss (gain)	23.8	(9.4)
Retiree contributions	1.8	1.7
Benefits paid	(14.4)	(13.7)

Benefit obligation at end of year	123.7	104.8

Change in plan assets
Fair value of plan assets	—	—

Funded status / accrued benefit cost	$(123.7)	$(104.8)

At December 31, 2010,  $111 million of the total underfunded status of the plan was recognized as long-term accrued post retirement liability since it is not expected to be funded within one year. At December 31, 2009,  $94.2 million of the total underfunded status of the plan was recognized as long-term accrued post-retirement liability.

Weighted average assumptions used to determine benefit obligations at date of measurement:

	2010	2009
Discount rate	5.20%	5.75%
Medical trend rate – initial	7.90%	8.10%
Medical trend rate – grading period	18 years	19 years
Medical trend rate – ultimate	4.5%	4.5%

Effect of a one-percentage-point change in assumed health care cost trend rates ( $ in millions):

	1% Point Increase	1% Point Decrease
Effect on the total of service and interest cost components	$0.3	$(0.3)
Effect on post retirement medical benefit obligation	7.7	(6.9)

The medical trend rate used to determine the post retirement benefit obligation was 7.90% for 2010. The rate decreases gradually to an ultimate rate of 4.5% in 2029, and remains at that level thereafter. The trend is a significant factor in determining the amounts reported.

( $ in millions)	Post Retirement Medical Benefits
	2010	2009
Components of net periodic benefit cost
Service cost	$0.9	$0.8
Interest cost	6.3	6.5
Amortization of loss	2.3	1.6
Amortization of prior service credit	(7.9)	(7.9)
Curtailment/settlement (gain)	—	(1.1)

Net periodic benefit cost	$1.6	$(0.1)

Included in accumulated other comprehensive income at December 31, 2010 are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credits of  $20.0 million ( $12.5 million, net of tax) and unrecognized actuarial losses of  $42.1 million ( $26.3 million, net of tax). The unrecognized losses and prior service credits, net, is calculated as the difference between the actuarially determined projected benefit obligation and the value of the plan assets less accrued pension costs as of December 31, 2010. The prior service credits and actuarial loss included in accumulated comprehensive income and expected to be recognized in net periodic pension costs during the year ending December 31, 2011 is  $5.7 million ( $3.6 million, net of tax) and  $3.5 million ( $2.2 million, net of tax), respectively.

The following table sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid in the periods indicated ( $ in millions):

Amount
2011	$12.7
2012	12.0
2013	11.4
2014	11.1
2015	11.0
2016-2020	50.0

Leases and Commitments	12 Months Ended
Dec. 31, 2010
Leases and Commitments
Leases and Commitments

(12)	LEASES AND COMMITMENTS:

The Company's operating leases extend for varying periods of time up to ten years and, in some cases, contain renewal options that would extend existing terms beyond ten years. Future minimum rental payments for all operating leases having initial or remaining non-cancelable lease terms in excess of one year are  $122 million in 2011,  $92 million in 2012,  $68 million in 2013,  $51 million in 2014,  $41 million in 2015 and  $79 million thereafter. Total rent expense charged to income for all operating leases was  $147 million,  $133 million and,  $107 million, for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company generally accrues estimated warranty costs at the time of sale. In general, manufactured products are warranted against defects in material and workmanship when properly used for their intended purpose, installed correctly, and appropriately maintained. Warranty period terms depend on the nature of the product and range from 90 days up to the life of the product. The amount of the accrued warranty liability is determined based on historical information such as past experience, product failure rates or number of units repaired, estimated cost of material and labor, and in certain instances estimated property damage. The liability, shown in the following table, is reviewed on a quarterly basis and may be adjusted as additional information regarding expected warranty costs becomes known.

In certain cases the Company will sell extended warranty or maintenance agreements. The proceeds from these agreements is deferred and recognized as revenue over the term of the agreement.

The following is a rollforward of the Company's warranty accrual for the years ended December 31, 2010 and 2009 ( $ in millions):

Balance January 1, 2009	$104.9
Accruals for warranties issued during period	104.9
Settlements made	(94.7)
Additions due to acquisitions	4.6
Effect of foreign currency translation	2.5

Balance December 31, 2009	122.2
Accruals for warranties issued during period	119.8
Settlements made	(115.1)
Additions due to acquisitions	9.6
Amount transferred to Apex joint venture	(6.1)
Effect of foreign currency translation	(0.3)

Balance December 31, 2010	$130.1

Litigation and Contingencies	12 Months Ended
Dec. 31, 2010
Litigation and Contingencies
Litigation and Contingencies
(13)	LITIGATION AND CONTINGENCIES:

The Company is, from time to time, subject to a variety of litigation and similar proceedings incidental to its business (or the business operations of previously owned entities). These lawsuits primarily involve claims for damages arising out of the use of the Company's products and services and claims relating to intellectual property matters, employment matters, tax matters, commercial disputes, competition and sales and trading practices, personal injury and insurance coverage. The Company may also become subject to lawsuits as a result of past or future acquisitions or as a result of liabilities retained from, or representations, warranties or indemnities provided in connection with, divested businesses. Some of these lawsuits may include claims for punitive and consequential, as well as compensatory damages. Based upon the Company's experience, current information and applicable law, it does not believe that these proceedings and claims will have a material adverse effect on its financial position, results of operations or cash flows.

While the Company maintains general, products, property, workers' compensation, automobile, cargo, aviation, crime, fiduciary and directors' and officers' liability insurance (and has acquired rights under similar policies in connection with certain acquisitions) up to certain limits that cover a portion of these claims, this insurance may be insufficient or unavailable to cover such losses. For general and products liability and most other insured risks, the Company purchases outside insurance coverage only for severe losses ("stop loss" insurance) and must establish and maintain reserves with respect to amounts within the self-insured retention. In addition, while the Company believes it is entitled to indemnification from third parties for some of these claims, these rights may also be insufficient or unavailable to cover such losses.

The Company recognizes a liability for any contingency that is probable of occurrence and reasonably estimable. The Company periodically assesses the likelihood of adverse judgments or outcomes for these matters, as well as amounts or ranges of probable losses, and if appropriate recognizes a reserve for these contingencies. These reserves consist of specific reserves for individual claims and additional amounts for anticipated developments of these claims as well as for incurred but not yet reported claims. The specific reserves for individual known claims are quantified with the assistance of legal counsel and outside risk insurance professionals where appropriate. In addition, outside risk insurance professionals assist in the determination of reserves for incurred but not yet reported claims through evaluation of the Company's specific loss history, actual claims reported, and industry trends among statistical and other factors. Reserve estimates are adjusted as additional information regarding a claim becomes known. Because most contingencies are resolved over long periods of time, liabilities may change in the future due to new developments (including litigation developments, the discovery of new facts, changes in legislation and outcomes of similar cases), changes in assumptions or changes in the Company's settlement strategy. While the Company actively pursues financial recoveries from insurance providers, it does not recognize any recoveries until realized or until such time as a sustained pattern of collections is established related to historical matters of a similar nature and magnitude. The Company believes the liability recorded for such contingencies as of December 31, 2010 is adequate, but due to judgments inherent in the reserve process it is possible the ultimate costs will differ from this estimate. If the Company's self-insurance and litigation reserves prove inadequate, it would be required to incur an expense equal to the amount of the loss incurred in excess of the reserves, which would adversely affect the Company's net earnings. Refer to Note 8 for information about the amount of the Company's accruals for self-insurance and litigation liability.

In addition, the Company's operations are subject to environmental laws and regulations in the jurisdictions in which it operates, which impose limitations on the discharge of pollutants into the environment and establish standards for the use, generation, treatment, storage and disposal of hazardous and non-hazardous wastes. A number of the Company's operations involve the handling, manufacturing, use or sale of substances that are or could be classified as hazardous materials within the meaning of applicable laws. The Company must also comply with various health and safety regulations in both the United States and abroad in connection with the Company's operations. Compliance with these laws and regulations has not had and, based on current information and the applicable laws and regulations currently in effect, is not expected to have a material adverse effect on the Company's capital expenditures, earnings or competitive position, and the Company does not anticipate material capital expenditures for environmental control facilities.

In addition to environmental compliance costs, the Company from time to time incurs costs related to alleged damages associated with past or current waste disposal practices or other hazardous materials handling practices. For example, generators of hazardous substances found in disposal sites at which environmental problems are alleged to exist, as well as the current and former owners of those sites and certain other classes of persons, are subject to claims brought by state and federal regulatory agencies pursuant to statutory authority. The Company has received notification from the U.S. Environmental Protection Agency, and from state and non-U.S. environmental agencies, that conditions at certain sites where the Company and others previously disposed of hazardous wastes and/or are or were property owners require clean-up and other possible remedial action, including sites where the Company has been identified as a potentially responsible party under U.S. federal and state environmental laws. The Company has projects underway at a number of current and former facilities, in both the United States and abroad, to investigate and remediate environmental contamination resulting from past operations. Remediation activities generally involve soil and/or groundwater contamination and may include pre-remedial activities such as fact-finding and investigation, risk assessment, feasibility study, and/or design, as well as remediation actions such as contaminant removal, monitoring and/or installation, operation and maintenance of longer-term remediation systems. The Company is also from time to time party to personal injury or other claims brought by private parties alleging injury due to the presence of or exposure to hazardous substances.

The Company has made a provision for environmental investigation and remediation and environmental-related claims with respect to sites owned or formerly owned by the Company and its subsidiaries and third-party sites where it has been determined to be a potentially responsible party. Refer to Note 8 to the Consolidated Financial Statements for information about the amount of the Company's environmental provisions. The Company generally makes an assessment of the costs involved for its remediation efforts based on environmental studies, as well as its prior experience with similar sites. If the Company determines that potential liability for a particular site or with respect to a personal injury claim is probable and reasonably estimable, it accrues the total estimated costs, including investigation and remediation costs, associated with the site or claim. While the Company actively pursues insurance recoveries, as well as recoveries from other potentially responsible parties, the Company does not recognize any insurance recoveries for environmental liability claims until realized or until such time as a sustained pattern of collections is established related to historical matters of a similar nature and magnitude.

The ultimate cost of site cleanup is difficult to predict given the uncertainties of the Company's involvement in certain sites, uncertainties regarding the extent of the required cleanup, the availability of alternative cleanup methods, variations in the interpretation of applicable laws and regulations, the possibility of insurance recoveries with respect to certain sites and the fact that imposition of joint and several liability with right of contribution is possible under the Comprehensive Environmental Response, Compensation and Liability Act of 1980 and other environmental laws and regulations. For the reasons described above, it cannot be assured that the Company's estimates of environmental liabilities will not change.

In view of the Company's financial position and provisions for environmental remediation matters and environmental-related claims and based on current information and the applicable laws and regulations currently in effect, the Company believes that its liability related to past or current waste disposal practices and other hazardous materials handling practices will not have a material adverse effect on its results of operations, financial condition or cash flow.

The Company's Certificate of Incorporation requires it to indemnify to the full extent authorized or permitted by law any person made, or threatened to be made a party to any action or proceeding by reason of his or her service as a director or officer of the Company, or by reason of serving at the request of the Company as a director or officer of any other entity, subject to limited exceptions. The Company's Amended and Restated By-laws provide for similar indemnification rights. In addition, the Company has executed with each of Danaher Corporation's directors and executive officers an indemnification agreement with the Company which provides for substantially similar indemnification rights and under which the Company has agreed to pay expenses in advance of the final disposition of any such indemnifiable proceeding. While the Company maintains insurance for this type of liability, a significant deductible applies to this coverage and any such liability could exceed the amount of the insurance coverage.

Income Taxes from Continuing Operations	12 Months Ended
Dec. 31, 2010
Income Taxes from Continuing Operations
Income Taxes from Continuing Operations
(14)	INCOME TAXES FROM CONTINUING OPERATIONS:

The provision for income taxes from continuing operations for the years ended December 31 consists of the following ( $ in millions):

	2010	2009	2008
Current:
Federal U.S.	$377.3	$285.7	$187.2
Non - U.S.	88.8	100.2	175.2
State and local	24.1	22.0	14.5
Deferred:
Federal U.S.	44.7	(40.2)	90.6
Non - U.S.	(12.4)	(119.9)	(66.1)
State and Local	5.0	5.5	3.1

Income tax provision	$527.5	$253.3	$404.5

Current deferred income tax assets are reflected in prepaid expenses and other current assets. Long-term deferred income tax liabilities are included in other long-term liabilities in the accompanying Consolidated Balance Sheets. Deferred income taxes consist of the following ( $ in millions):

	2010	2009
Bad debt allowance	$46.1	$35.3
Inventories	74.5	76.9
Property, plant and equipment	(69.5)	(54.1)
Pension and postretirement benefits	173.7	191.8
Insurance, including self – insurance	(55.3)	(37.0)
Basis difference in LYONs	(151.3)	(146.6)
Goodwill and other intangibles	(1,098.1)	(947.1)
Environmental and regulatory compliance	30.8	33.2
Other accruals and prepayments	303.3	289.2
Deferred service income	(180.9)	(155.5)
Stock compensation expense	97.9	89.4
Tax credit and loss carryforwards	787.1	514.1
Unrealized gains on marketable securities	(42.5)	(29.3)
Other accounts	15.2	7.8
Valuation allowance	(283.9)	(159.4)

Net deferred tax liability	$(352.9)	$(291.3)

Deferred taxes associated with temporary differences resulting from timing of recognition for income tax purposes of fees paid for services rendered between consolidated entities are reflected as deferred service income in the above table. These fees are fully eliminated in consolidation and have no effect on reported revenue, income or reported income tax expense. Deferred taxes associated with U.S. entities consisted of net deferred tax liabilities of approximately  $525 million and  $484 million as of December 31, 2010 and 2009, respectively. Deferred taxes associated with non-U.S. entities consisted of net deferred tax assets of approximately  $172 million and  $192 million as of December 31, 2010 and 2009, respectively.

The effective income tax rate for the years ended December 31 varies from the statutory federal income tax rate as follows:

	Percentage of Pre-Tax Earnings
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of Federal income tax benefit)	1.4	1.6	0.8
Foreign income taxed at different statutory rates	(10.3)	(12.3)	(11.6)
Resolution of uncertain tax positions / statute expirations	(0.6)	(7.1)	(0.1)
Acquisition costs	—	0.6	—
Research and experimentation credits and other	(0.2)	0.7	0.1
Joint venture formation	(2.1)	—	—

Effective income tax rate	23.2%	18.5%	24.2%

The Company's 2010 effective tax rate of 23.2% reflects the benefit of earnings outside the United States that are indefinitely reinvested and taxed at rates lower than the U.S. Federal income tax rate. The 2010 effective tax rate includes the benefit of approximately 50 basis points ( $11.5 million, or  $0.02 per diluted share) of discrete tax reserve reductions associated with resolution of certain international and domestic tax positions and refinements of reserve estimates related to prior period tax contingencies. The Company's tax provision was reduced by approximately  $15 million in the fourth quarter of 2010 as a result of the extension of the research and experimentation credit and other U.S. legislation enacted in December 2010 related to taxation of international earnings.

The effective tax rate for 2009 of 18.5% reflects net discrete tax benefits of approximately  $97 million, or  $0.15 per diluted share. The discrete benefit is primarily associated with the reduction of income tax reserves during the period associated with the resolution of uncertain tax positions and the lapse of statutes of limitations in various jurisdictions.

The Company made income tax payments of  $282 million,  $283 million, and  $390 million in 2010, 2009, and 2008, respectively. Current income tax payable has been reduced by  $57 million,  $53 million, and  $18 million in 2010, 2009, and 2008, respectively, for tax deductions attributable to stock-based compensation. The net income tax benefit in excess of the expenses recorded for financial reporting purposes has been credited to invested capital.

Included in deferred income taxes as of December 31, 2010 are tax benefits for U.S. and non-U.S. net operating loss carryforwards totaling  $226 million (net of applicable valuation allowances of  $264 million). Certain of the losses can be carried forward indefinitely and others can be carried forward to various dates from 2011 through 2030. In addition, the Company had general business and foreign tax credit carryforwards of  $279 million (net of applicable valuation allowances of  $2 million) at December 31, 2010. At December 31, 2010, the Company also had an  $18 million valuation allowance related to deferred tax assets associated with a capital loss carryforward. Included in the deferred tax asset related to net operating loss carryforwards and tax credits is  $101 million associated with the indirect impact of certain unrecognized tax benefits (see below).

As of December 31, 2010, gross unrecognized tax benefits totaled approximately  $518 million ( $402 million, net of offsetting indirect tax benefits and including  $84 million associated with potential interest and penalties). As of December 31, 2009, gross unrecognized tax benefits totaled approximately  $439 million ( $361 million, net of offsetting indirect tax benefits and including  $81 million associated with potential interest and penalties). The Company recognized approximately  $25 million,  $18 million and  $19 million in potential interest and penalties associated with uncertain tax positions during 2010, 2009 and 2008, respectively. To the extent unrecognized tax benefits (including interest and penalties) are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision. Unrecognized tax benefits and associated accrued interest and penalties are included in "Taxes, income and other" in accrued expenses as detailed in Note 8.

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding amounts accrued for potential interest and penalties, is as follows ( $ in millions):

	2010	2009	2008
Unrecognized tax benefits, beginning of year	$439.3	$446.9	$475.1
Additions based on tax positions related to the current year	62.2	33.4	48.6
Additions for tax positions of prior years	101.8	82.3	25.1
Reductions for tax position of prior years	(50.0)	(11.8)	(47.5)
Acquisitions	5.7	3.0	—
Lapse of statute of limitations	(32.8)	(104.5)	(2.8)
Settlements	(4.9)	(21.6)	(26.4)
Effect of foreign currency translation	(3.8)	11.6	(25.2)

Unrecognized tax benefits, end of year	$517.5	$439.3	$446.9

The Company and its subsidiaries are routinely examined by various taxing authorities. The Internal Revenue Service ("IRS") has initiated examinations of certain of the Company's federal income tax returns for the years 2006 and 2007. It is expected that these examinations will be completed within the next twelve months. To date, the IRS has proposed and management has agreed to certain adjustments that will not have a material impact on the Company's financial position or results of operations. In addition, the Company has subsidiaries in Germany, Denmark, Canada, France, Hong Kong, India, Australia and various other states, provinces and countries that are currently under audit for years ranging from 2001 through 2009.

The Company files numerous consolidated and separate income tax returns in the United States Federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to US Federal income tax examinations for years before 2006 and is no longer subject to state, local and foreign income tax examinations by tax authorities for years before 2001.

Management estimates that it is reasonably possible that the amount of unrecognized tax benefits may be reduced by approximately  $145 million within twelve months as a result of resolution of worldwide tax matters, tax audit settlements and/or statute expirations.

The Company operates in various non – U.S. tax jurisdictions where "tax holiday" income tax incentives have been granted for a specified period of time. These tax benefits are not material to the Company's financial position or results of operations.

The Company does not provide income taxes for unremitted earnings of foreign subsidiaries that are considered indefinitely reinvested overseas. As of December 31, 2010, the approximate amount of earnings and profits from foreign subsidiaries, excluding earnings and profit adjustments for U.S. tax purposes, that the Company considers indefinitely reinvested and for which deferred taxes have not been provided was approximately  $6.5 billion. It is not practicable to determine the income tax liability that would be payable if such earnings were not indefinitely reinvested given the various tax planning alternatives the Company could employ should it decide to repatriate these earnings.

Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (EPS)
Earnings Per Share (EPS)
(15)	EARNINGS PER SHARE (EPS):

Basic EPS is calculated by dividing earnings by the weighted-average number of common shares outstanding for the applicable period. Diluted EPS is calculated after adjusting the numerator and the denominator of the basic EPS calculation for the effect of all potential dilutive common shares outstanding during the period. There were no anti-dilutive options for the year ended December 31, 2010. For the years ended December 31, 2009 and December 31, 2008, approximately 4.8 million and 10.3 million options to purchase shares, respectively, were not included in the diluted earnings per share calculation as the impact of their inclusion would have been anti-dilutive. Information related to the calculation of earnings from continuing operations per share of common stock is summarized as follows (in millions, except per share amounts):

For the Year Ended December 31, 2010:	Net earnings from continuing operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$1,748.0	653.2	$2.68
Adjustment for interest on convertible debentures	10.6	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.0
Incremental shares from assumed conversion of the convertible debentures	—	21.1

Diluted EPS	$1,758.6	683.3	$2.58

For the Year Ended December 31, 2009:	Net earnings from continuing operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$1,113.6	641.5	$1.74
Adjustment for interest on convertible debentures	10.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	6.0
Incremental shares from assumed conversion of the convertible debentures	—	24.0

Diluted EPS	$1,123.9	671.5	$1.67

For the Year Ended December 31, 2008:	Net earnings from continuing operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$1,266.5	638.7	$1.98
Adjustment for interest on convertible debentures	10.4	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.0
Incremental shares from assumed conversion of the convertible debentures	—	24.0

Diluted EPS	$1,276.9	671.7	$1.90

Stock Transactions	12 Months Ended
Dec. 31, 2010
Stock Transactions
Stock Transactions
(16)	STOCK TRANSACTIONS:

On May 11, 2010, the Company's Board of Directors approved a two-for-one stock split (effected in the form of a dividend by issuing one additional share of common stock for each issued share of common stock) which was paid on June 10, 2010 to stockholders of record at the close of business on May 25, 2010. All prior period share and per share amounts set forth in this report, including earnings per share and the weighted average number of shares outstanding for basic and diluted earnings per share for each respective period, have been adjusted to reflect the stock split.

On May 11, 2010, the Company's Board of Directors authorized the repurchase of up to 20 million shares of the Company's common stock from time to time on the open market or in privately negotiated transactions (which repurchase program replaces the repurchase program that was authorized by the Board in April 2005). There is no expiration date for the Company's repurchase program. The timing and amount of any shares repurchased will be determined by the Company's management based on its evaluation of market conditions and other factors. The repurchase program may be suspended or discontinued at any time. Any repurchased shares will be available for use in connection with the Company's equity compensation plans (or any successor plan) and for other corporate purposes.

The Company did not repurchase any shares of Company common stock during 2010 and 2009. During 2008, the Company repurchased 2.76 million shares of Company common stock in open market transactions at a cost of  $74 million under the Company's prior stock repurchase program. The 2008 repurchases were funded from available cash and from proceeds from the issuance of commercial paper. The Company expects to fund any further repurchases using the Company's available cash balances or proceeds from the issuance of commercial paper. At December 31, 2010, the Company had 20 million shares remaining for stock repurchases under the existing Board authorization.

Stock options and RSUs have been issued to directors, officers and other employees under the Company's 1998 Stock Option Plan and the 2007 Stock Incentive Plan. In addition, in connection with the November 2007 Tektronix acquisition, the Company assumed the Tektronix 2005 Stock Incentive Plan and the Tektronix 2002 Stock Incentive Plan (the "Tektronix Plans") and assumed certain outstanding stock options, restricted stock and RSUs that had been awarded to Tektronix employees under the plans. These plans operate in a similar manner to the Company's 2007 Stock Incentive Plan and 1998 Stock Option Plan. No further equity awards will be issued under the 1998 Stock Option Plan or the Tektronix Plans. The 2007 Stock Incentive Plan provides for the grant of stock options, stock appreciation rights, RSUs, restricted stock or any other stock based award. In May 2009, the Company's shareholders approved amendments to the 2007 Stock Incentive Plan that, among other items, authorized the issuance of an additional 14 million shares pursuant to the plan bringing the total number of shares authorized for issuance under the plan to 38 million. No more than 12 million of the 38 million authorized shares may be granted in any form other than stock options or stock appreciation rights.

Stock options granted under the 2007 Stock Incentive Plan, the 1998 Stock Option Plan and the Tektronix Plans generally vest pro-rata over a five-year period and terminate ten years from the grant date, though the specific terms of each grant are determined by the Compensation Committee of the Company's Board of Directors ("Compensation Committee"). The Company's executive officers and certain other employees have been awarded options with different vesting criteria. Option exercise prices for options granted by the Company under these plans equal the closing price on the NYSE of the Company's common stock on the date of grant. Option exercise prices for the options outstanding under the Tektronix Plans were based on the closing price of Tektronix common stock on the date of grant. In connection with the Company's assumption of these options, the number of shares underlying each option and exercise price of each option were adjusted to reflect the substitution of Danaher stock for the Tektronix stock underlying these awards.

RSUs issued under the 2007 Stock Incentive Plan and the 1998 Stock Option Plan provide for the issuance of a share of the Company's common stock at no cost to the holder. Most RSU awards granted prior to the third quarter of 2009 are subject to performance criteria determined by the Compensation Committee and vest (subject to satisfaction of the performance criteria) 50% on each of the fourth and fifth anniversaries of the grant date. Most RSU awards granted during or after the third quarter of 2009 vest 1/3 on each of the third, fourth and fifth anniversaries of the grant date and, if the recipient is a member of the Company's senior management, are generally also subject to performance criteria determined by the Compensation Committee. Certain of the Company's executive officers and other employees have been awarded RSUs with different vesting criteria. Prior to vesting, RSUs do not have dividend equivalent rights, do not have voting rights and the shares underlying the RSUs are not considered issued and outstanding.

Restricted shares issued under the Tektronix 2005 Stock Incentive Plan were granted subject to certain time-based vesting restrictions such that the restricted share awards are fully vested after a period of five years. Holders of restricted shares have the right to vote such shares and receive dividends. The restricted shares are considered issued and outstanding at the date the award is granted.

The options, RSUs and restricted shares generally vest only if the employee is employed by the Company on the vesting date or in other limited circumstances and unvested options and RSUs are forfeited upon retirement before age 65 unless the Compensation Committee determines otherwise. To cover the exercise of options and vesting of RSUs, the Company generally issues new shares from its authorized but unissued share pool, although it may instead issue treasury shares in certain circumstances. At December 31, 2010, approximately 17.3 million shares of the Company's common stock were reserved for issuance under the 2007 Stock Incentive Plan.

The Company accounts for stock-based compensation by measuring the cost of employee services received in exchange for all equity awards granted, including stock options, RSUs and restricted shares, based on the fair value of the award as of the grant date. The Company recognizes the compensation expense over the requisite service period, which is generally the vesting period. The fair value for RSU and restricted stock awards was calculated using the closing price of the Company's common stock on the date of grant. The fair value of the options granted was calculated using a Black-Scholes Merton option pricing model (Black-Scholes). The following summarizes the assumptions used in the Black-Scholes model to value options granted during the years ended December 31, 2010, 2009 and 2008:

	Year Ended December 31,
	2010	2009	2008
Risk-free interest rate	1.39 – 3.41%	2.08 – 3.68%	2.75 – 3.80%
Weighted average volatility	28%	31%	27%
Dividend yield	0.2%	0.2%	0.2%
Expected years until exercise	6– 8.5	6– 9.5	6– 9.5

The Black-Scholes model incorporates assumptions to value stock-based awards. The risk-free rate of interest for periods within the contractual life of the option is based on a zero-coupon U.S. government instrument whose maturity period equals or approximates the option's expected term. Expected volatility is based on implied volatility from traded options on the Company's stock and historical volatility of the Company's stock. To estimate the option exercise timing to be used in the valuation model, in addition to considering the vesting period and contractual term of the option, the Company analyzes and considers actual historical exercise data for previously granted options.

The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. The Company estimates pre-vesting forfeitures at the time of grant by analyzing historical data and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of awards that actually vest.

The Company stratifies its employee population into multiple groups for valuation and attribution purposes based upon distinctive patterns of forfeiture rates and option holding periods.

The following table summarizes the components of the Company's share-based compensation program recorded as expense ( $ in millions):

	Year Ended December 31,
	2010	2009	2008
Restricted Stock Units & Restricted Shares:
Pre-tax compensation expense	$32.2	$29.1	$25.1
Tax benefit	(12.0)	(10.8)	(8.8)

Restricted stock unit and restricted share expense, net of tax	$20.2	$18.3	$16.3

Stock Options:
Pre-tax compensation expense	$55.9	$58.2	$60.9
Tax benefit	(16.5)	(18.0)	(16.8)

Stock option expense, net of tax	$39.4	$40.2	$44.1

Total Share-Based Compensation:
Pre-tax compensation expense	$88.1	$87.3	$86.0
Tax benefit	(28.5)	(28.8)	(25.6)

Total share-based compensation expense, net of tax	$59.6	$58.5	$60.4

Share-based compensation has been recognized as a component of selling, general and administrative expenses in the accompanying Consolidated Statements of Earnings as payroll costs of the employees receiving the awards. As of December 31, 2010,  $99 million of total unrecognized compensation cost related to RSUs and restricted shares is expected to be recognized over a weighted average period of approximately 3 years. As of December 31, 2010,  $131 million of total unrecognized compensation cost related to stock options is expected to be recognized over a weighted average period of approximately 2 years.

Option activity under the Company's stock plans as of December 31, 2010 and changes during the three years ended December 31, 2010 were as follows (in thousands; except exercise price and number of years):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2008	44,456	$23.14
Granted	6,040	$38.95
Exercised	(3,578)	$18.92
Cancelled	(2,750)	$29.47

Outstanding at December 31, 2008	44,168	$25.25
Granted	5,120	$28.59
Exercised	(8,642)	$14.28
Cancelled	(1,852)	$37.15

Outstanding at December 31, 2009	38,794	$27.57
Granted	4,425	$38.26
Exercised	(7,028)	$19.49
Cancelled	(1,371)	$33.62

Outstanding at December 31, 2010	34,820	$30.31	6	$587,113

Vested and Expected to Vest at December 31, 2010	33,887	$30.14	6	$576,570

Exercisable at December 31, 2010	18,436	$26.12	4	$382,295

Options outstanding at December 31, 2010 are summarized below:

	Outstanding			Exercisable
Exercise Price	Shares (thousands)	Average Exercise Price	Average Remaining Life	Shares (thousands)	Average Exercise Price
$11.47 to $18.12	4,131	$16.16	2	4,112	$16.17
$18.13 to $24.78	3,062	$20.95	2	3,061	$20.95
$24.79 to $31.44	11,513	$28.28	6	5,629	$27.50
$31.45 to $38.10	10,406	$35.76	7	4,097	$34.32
$38.11 to $44.70	5,708	$39.72	8	1,537	$39.31

The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of 2010 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2010. The amount of aggregate intrinsic value will change based on the fair market value of the Company's stock.

The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was approximately  $151 million,  $151 million and  $64 million, respectively. Exercise of options during the years ended December 31, 2010, 2009 and 2008 resulted in cash receipts of approximately  $134 million,  $120 million, and  $60 million, respectively. The Company recognized a tax benefit of approximately  $49 million,  $53 million, and  $20 million in 2010, 2009 and 2008, respectively related to the exercise of employee stock options, which has been recorded as an increase to additional paid-in capital.

The following table summarizes information on unvested RSUs and restricted shares activity during the three years ended December 31, 2010:

	Number of RSUs /Restricted Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2008	4,162	$29.98
Forfeited	(220)	35.81
Vested	(272)	33.76
Granted	458	37.77

Unvested at December 31, 2008	4,128	30.29
Forfeited	(166)	34.21
Vested	(296)	31.42
Granted	1,914	28.60

Unvested at December 31, 2009	5,580	29.53
Forfeited	(309)	34.37
Vested	(1,877)	25.19
Granted	1,759	38.17

Unvested at December 31, 2010	5,153	$33.77

The Company recognized a tax benefit of approximately  $27 million,  $3.5 million and  $3.5 million in the years ended December 31, 2010, 2009 and 2008, respectively, related to the vesting of RSUs, which has been recorded as an increase to additional paid-in capital. In connection with the vesting of RSUs and restricted shares previously issued by the Company, the Company has elected to withhold from the total shares issued or released to the award holder a number of shares sufficient to fund minimum tax withholding requirements (though under the terms of the applicable plan, the shares are considered to have been issued and are not added back to the pool of shares available for grant). During the year ended December 31, 2010, approximately 765 thousand shares with an aggregate value of approximately  $29 million were withheld to satisfy the requirement. During the year ended December 31, 2009, approximately 104 thousand shares with an aggregate value of approximately  $3 million were withheld to satisfy the requirement. The withholding is treated as a reduction of proceeds and reduces additional paid-in capital in the accompanying Consolidated Statement of Stockholders' Equity.

Restructuring and Other Related Charges	12 Months Ended
Dec. 31, 2010
Restructuring and Other Related Charges
Restructuring and Other Related Charges
(17)	RESTRUCTURING AND OTHER RELATED CHARGES:

During 2009, the Company recorded pre-tax restructuring and other related charges totaling  $238.5 million. Of the total 2009 restructuring costs incurred,  $192.3 million ( $144.4 million net of tax or  $0.22 per diluted share) was incurred pursuant to plans approved by the Company in April and August of 2009 and  $46.2 million was incurred in connection with the Company's normal on-going restructuring actions. The plans approved by the Company in April and August 2009 reflected management's assessment that adjustments to the Company's on-going cost structure were appropriate in light of lower demand in most of the Company's end markets resulting from the overall deterioration in global economic conditions that began in the latter half of 2008 and continued through 2009. Substantially all planned restructuring activities related to the 2009 plans were completed during 2009 resulting in approximately  $204 million of employee severance and related charges and  $35 million of facility exit and other related charges.

During the fourth quarter of 2008 the Company recorded pre-tax restructuring and other related charges totaling  $82.0 million ( $61.5 million net of tax, or  $0.09 per diluted share) associated with restructuring actions initiated and substantially completed during 2008 to better position the Company's cost base for future periods. The pre-tax charge recorded during 2008 consisted of approximately  $72 million of employee severance and related charges and  $10 million of facility exit and other related charges.

The nature of the restructuring and related activities initiated in both 2009 and 2008 were broadly consistent throughout the Company's reportable segments and focused on improvements in operational efficiency through targeted workforce reductions and facility consolidations and closures.

Restructuring and other related charges recorded for the year ended December 31 by segment are summarized in the table below ( $ in millions):

Segment	2009	2008
Test & Measurement	$67.7	$10.7
Environmental	31.7	18.9
Life Sciences & Diagnostics	16.7	6.6
Dental	43.8	19.5
Industrial Technologies	54.6	23.3
Businesses contributed to Apex joint venture	17.1	2.3
Attributable to discontinued operations (see note 21)	6.9	0.7

	$238.5	$82.0

The tables below summarize the accrual balance and utilization by type of restructuring cost associated with the 2008 and 2009 actions ( $ in millions):

	Balance as of December 31, 2008	Costs Incurred	Paid / Settled	Balance as of December 31, 2009
Restructuring Charges
Employee severance and related	$52.7	$203.9	$(151.6)	$105.0
Facility exit and related	2.6	34.6	(20.6)	16.6

Total restructuring	55.3	238.5	(172.2)	121.6
Attributable to discontinued operations	—	(6.9)	4.2	(2.7)

Restructuring attributable to continuing operations	$55.3	$231.6	$(168.0)	$118.9

	Balance as of December 31, 2009	Paid / Settled	Balance as of December 31, 2010
Restructuring Charges
Employee severance and related	$105.0	$(96.4)	$8.6
Facility exit and related	16.6	(13.2)	3.4

Total Restructuring	121.6	(109.6)	12.0
Attributable to discontinued operations	(2.7)	2.7	—

Restructuring attributable to continuing operations	$118.9	$(106.9)	$12.0

The restructuring and other related charges incurred during 2009 include cash charges of  $228.1 million and  $10.4 million of non-cash charges. The restructuring and other related charges incurred during 2008 include cash charges of  $76.3 million and  $5.7 million of non-cash charges. These charges are reflected in the following captions in the accompanying Consolidated Statements of Earnings as of December 31( $ in millions):

Statement of Earnings Caption	2009	2008
Cost of sales	$117.3	$32.7
Selling, general and administrative expenses	114.3	48.6
Attributable to discontinued operations	6.9	0.7

	$238.5	$82.0

Other Income	12 Months Ended
Dec. 31, 2010
Other Income
Other Income
(18)	OTHER INCOME:

During the third quarter of 2009, Ormco Corporation, a wholly-owned subsidiary of the Company, settled certain litigation pending between Ormco and Align Technology, Inc. ("Align"). Among other provisions, as part of the settlement, Align paid  $13 million in cash to Ormco and issued to the Company 7.6 million shares of Align common stock, which following issuance represented an approximately ten percent ownership interest in Align. The Company recorded a pre-tax gain of  $85 million ( $53 million after tax or  $0.08 per share) related to the settlement representing the cash received and the value of the shares received on the respective dates the shares were issued to the Company, net of  $13 million of related legal and direct settlement costs incurred. This gain is reflected as "other income" in the accompanying Consolidated Statements of Earnings. The shares received in connection with the settlement have been classified as available-for-sale securities. Any gains or losses resulting from changes in the fair value of the securities are reflected as unrealized gains or losses in other comprehensive income and classified as a component of stockholders' equity until such gains or losses are realized.

Segment Data	12 Months Ended
Dec. 31, 2010
Segment Data
Segment Data
(19)	SEGMENT DATA:

During the fourth quarter of 2010, the Company changed the composition of its reportable segments to reflect changes in its internal organization resulting from the rate of growth within certain of the Company's businesses and the contribution of certain of the Company's tool manufacturing and distribution businesses to the Apex joint venture. The Company now reports results in five separate business segments consisting of the Test & Measurement; Environmental; Life Sciences & Diagnostics; Dental; and Industrial Technologies segments. In addition, the historical results of the tool related business and the Company's equity in earnings of the Apex joint venture is shown separately in the Company's segment disclosures. The Company previously reported its operations under four segments: Professional Instrumentation, Medical Technologies; Industrial Technologies; and Tools & Components.

Operating profit represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment's operations. Inter-segment amounts are not significant and are eliminated to arrive at consolidated totals.

Detailed segment data for the years ended December 31, 2010, 2009 and 2008 is presented in the following table ( $ in millions):

	2010	2009	2008
Total Sales:
Test & Measurement	$2,832.9	$2,221.3	$2,805.0
Environmental	2,738.0	2,418.7	2,413.2
Life Sciences & Diagnostics	2,298.3	1,484.9	1,481.5
Dental	1,824.6	1,657.0	1,795.5
Industrial Technologies	2,816.4	2,405.7	3,036.1
Businesses contributed to Apex joint venture attributable to periods prior to contribution	315.6	607.9	731.3

	$12,825.8	$10,795.5	$12,262.6

Operating Profit:
Test & Measurement	$572.9	$301.4	$490.4
Environmental	564.3	471.0	477.3
Life Sciences & Diagnostics	227.9	179.6	193.2
Dental	203.3	215.9	177.3
Industrial Technologies	560.4	339.4	469.1
Businesses contributed to Apex joint venture:
Attributable to periods prior to contribution	41.5	63.9	68.2
Equity method earnings subsequent to JV formation	22.8	—	—
Other	(96.4)	(89.6)	(88.0)

	$2,096.7	$1,481.6	$1,787.5

Identifiable Assets:
Test & Measurement	$5,322.9	$4,577.7	$4,386.6
Environmental	2,634.9	2,591.3	2,432.5
Life Sciences & Diagnostics	4,071.7	2,609.5	2,775.6
Dental	4,120.2	3,947.8	3,414.0
Industrial Technologies	3,118.2	3,003.9	3,005.5
Businesses contributed to Apex joint venture	—	399.0	494.8
Other	2,949.2	2,466.2	981.0

	$22,217.1	$19,595.4	$17,490.0

Liabilities:
Test & Measurement	$1,416.6	$995.4	$818.5
Environmental	709.5	696.0	493.2
Life Sciences & Diagnostics	1,031.3	787.1	818.3
Dental	885.7	894.5	703.4
Industrial Technologies	773.4	721.0	761.6
Businesses contributed to Apex joint venture	—	142.6	189.4
Other	3,627.9	3,728.6	3,897.2

	$8,444.4	$7,965.2	$7,681.6

Depreciation and Amortization:
Test & Measurement	$107.7	$93.5	$90.6
Environmental	45.9	43.1	41.5
Life Sciences & Diagnostics	90.7	56.6	53.7
Dental	81.7	71.3	69.8
Industrial Technologies	54.2	54.7	61.7
Businesses contributed to Apex joint venture attributable to periods prior to contribution	6.2	13.8	14.0
Other	4.6	2.0	1.3

	$391.0	$335.0	$332.6

Capital Expenditures, Gross
Test & Measurement	$35.6	$25.3	$18.2
Environmental	25.4	22.8	24.9
Life Sciences & Diagnostics	49.6	25.7	29.9
Dental	31.8	28.5	31.8
Industrial Technologies	54.5	42.1	42.2
Businesses contributed to Apex joint venture attributable to periods prior to contribution	6.9	9.4	14.9
Other	6.4	27.1	25.2

	$210.2	$180.9	$187.1

Operations in Geographical Areas Year Ended December 31 ( $ in millions)	2010	2009	2008
Total Sales:
United States	$6,267.1	$5,633.2	$6,363.5
Germany	1,669.9	1,475.4	1,798.3
China	937.6	702.3	771.9
United Kingdom	449.4	361.7	470.4
All other	3,501.8	2,622.9	2,858.5

	$12,825.8	$10,795.5	$12,262.6

Long-lived assets:
United States	$10,001.9	$8,592.4	$8,101.3
Germany	1,398.9	1,488.2	1,553.8
United Kingdom	608.2	530.7	467.8
All other	4,165.2	3,448.2	2,866.1

	$16,174.2	$14,059.5	$12,989.0

Sales Originating outside the U.S.:
Test & Measurement	$1,381.2	$1,111.6	$1,458.6
Environmental	1,451.4	1,233.5	1,303.1
Life Sciences & Diagnostics	1,596.9	1,089.8	1,096.3
Dental	1,047.1	941.0	1,005.5
Industrial Technologies	1,510.5	1,230.3	1,589.2
Businesses contributed to Apex joint venture attributable to periods prior to contribution	70.3	124.5	160.9

	$7,057.4	$5,730.7	$6,613.6

Sales by Major Product Group: Year Ended December 31 ( $ in millions)	2010	2009	2008
Analytical and physical instrumentation	$5,206.0	$4,364.9	$4,925.2
Medical & dental products	4,122.9	3,141.9	3,277.0
Motion and industrial automation controls	1,617.4	1,206.5	1,720.7
Mechanics and related hand tools	590.9	843.8	891.3
Product identification	818.4	780.2	872.4
Aerospace and defense	312.7	305.7	260.7
All other	157.5	152.5	315.3

Total	$12,825.8	$10,795.5	$12,262.6

Quarterly Data-Unaudited	12 Months Ended
Dec. 31, 2010
Quarterly Data-Unaudited
Quarterly Data-Unaudited
(20)	QUARTERLY DATA-UNAUDITED ( $ in millions, except per share data):

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net sales	$3,007.8	$3,217.4	$3,092.8	$3,507.8
Gross profit	1,468.7	1,605.6	1,611.9	1,801.4
Operating profit	421.5	517.8	553.1	604.3
Net earnings from continuing operations	292.7	362.1	633.8	459.4
Net earnings	300.2	372.5	646.4	473.9

Net earnings per share from continuing operations:
Basic	$0.45	$0.55	$0.97	$0.70
Diluted	$0.43	$0.53	$0.93	$0.67

Net earnings per share:
Basic	$0.46	$0.57	$0.99	$0.72
Diluted	$0.45	$0.55	$0.95	$0.69

	2009
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net sales	$2,527.6	$2,570.7	$2,660.8	$3,036.4
Gross profit	1,224.0	1,226.9	1,290.9	1,405.9
Operating profit	323.8	326.2	452.3	379.3
Net earnings from continuing operations	227.3	284.5	343.8	258.0
Net earnings	237.7	295.7	351.4	266.9

Net earnings per share from continuing operations:
Basic	$0.36	$0.44	$0.54	$0.40
Diluted	$0.35	$0.42	$0.52	$0.38

Net earnings per share:
Basic	$0.37	$0.46	$0.55	$0.42
Diluted	$0.36	$0.44	$0.53	$0.40

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events
(21)	SUBSEQUENT EVENTS:

In January 2011, the Company announced that it has agreed to sell its Pacific Scientific Aerospace business for a sale price of  $685 million in cash. This business, which is part of the Industrial Technologies segment, supplies safety, security and electric power components to commercial and military aerospace markets globally. The Company has reported the Pacific Scientific Aerospace business as a discontinued operation. Accordingly, the results of operations for all periods presented have been reclassified to reflect the business as a discontinued operation and the assets and liabilities of the business have been reclassified as held for sale for all periods presented. The assets and liabilities of the Pacific Scientific Aerospace business have been reclassified as held for sale within other current assets and other current liabilities at December 31, 2010. The Company allocated a portion of consolidated interest expense to discontinued operations based on the ratio of the Pacific Scientific Aerospace net assets to the Company's consolidated net assets. The transaction is subject to customary closing conditions, and is expected to close in the second quarter of 2011.

The key components of income from discontinued operations related to the Pacific Scientific Aerospace business for the years ended December 31 were as follows ( $ in millions):

	2010	2009	2008
Net sales	$376.8	$389.5	$434.9
Operating expenses	307.1	328.6	352.9
Allocated interest expense	2.5	2.9	3.7

Earnings before taxes	67.2	58.0	78.3
Income taxes	(22.2)	(19.8)	(27.2)

Earnings from discontinued operations, net of income taxes	45.0	38.2	51.1

The components of assets and liabilities classified as discontinued operations and included in other assets and liabilities related to the Pacific Scientific Aerospace businesses as of December 31 consisted of the following ( $ in millions):

	2010	2009
Current assets	$427.2	$113.5
Non-current assets	—	315.3

Total assets	427.2	428.8

Current liabilities	$92.8	73.5
Non-current liabilities	—	14.4

Total liabilities	$92.8	$87.9

Total assets related to the discontinued operations that have been classified as other current assets in the accompanying Consolidated Balance Sheet as of December 31, 2010 consisted primarily of accounts receivable, net of  $59 million, inventories of  $45 million, prepaid expenses and other of  $15 million, property, plant and equipment, net of  $31 million and goodwill and other intangibles, net of  $277 million. Total liabilities related to the discontinued operations that have been classified as other current liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2010 consisted primarily of accounts payable of  $47 million and other accrued expenses of  $46 million. As of December 31, 2009, assets classified as other current assets consisted primarily of accounts receivable, net of  $65 million, inventories of  $40 million and prepaid expenses of  $9 million. Assets classified as other non-current assets consisted primarily of property, plant and equipment, net of  $30 million, goodwill and other intangibles of  $278 million and other non-current assets of  $7 million. Total liabilities classified as other current liabilities as of December 31, 2010 consisted primarily of accounts payable of  $43 million and other accrued expenses of  $30 million.

On February 6, 2011, the Company and Beckman Coulter, Inc. entered into a definitive agreement pursuant to which the Company is making a cash tender offer to acquire all of the outstanding shares of common stock of Beckman Coulter for  $83.50 per share, for an aggregate purchase price of approximately  $6.8 billion including debt assumed and net of cash acquired, to be followed by a second step cash-out merger at the offer price. The offer is subject to customary conditions, including tender of a majority of the outstanding shares (on a fully diluted basis) into the offer, receipt of applicable regulatory approvals and the absence of a material adverse change with respect to Beckman Coulter. The Company anticipates completing the offer in the first half of 2011. Beckman Coulter develops, manufactures and markets products that simplify, automate and innovate complex biomedical testing. Its diagnostic systems are found in hospitals and other clinical settings around the world and produce information used by physicians to diagnose disease, make treatment decisions and monitor patients. Scientists use its life science research instruments to study complex biological problems including causes of disease and potential new therapies or drugs. Beckman Coulter had revenues of approximately  $3.7 billion in 2010, and would become part of the Company's Life Sciences & Diagnostics segment.

The Company anticipates financing the acquisition of Beckman Coulter through a combination of available cash, proceeds from the issuance of commercial paper and proceeds from the issuance of securities. The Company may also enter into one or more additional credit facilities in order to expand borrowing capacity under its commercial paper program and issue commercial paper in amounts in excess of the program's current capacity, and may also enter into one or more bridge loan agreements to provide temporary financing pending the implementation of more permanent financing arrangements.

In March 2011, the Company completed the previously announced acquisition of EskoArtwork, a leading full service solutions provider for the digital packaging design and production market, for a purchase price of approximately €350 million ( $470 million based on exchange rates on the date of the agreement), net of cash acquired. EskoArtwork's suite of software and hardware solutions helps its customers reduce digital design cycle time and ensure integrity throughout the packaging material supply chain. EskoArtwork had revenues of  $247 million in its most recent completed fiscal year and is now part of the Company's product identification platform included in the Industrial Technologies segment.

Business and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Business and Summary of Significant Accounting Policies
Business

Business—Danaher Corporation designs, manufactures and markets professional, medical, industrial and commercial products and services which are typically characterized by strong brand names, innovative technology and major market positions in five business segments: Test & Measurement, Environmental, Life Sciences & Diagnostics, Dental and Industrial Technologies. The Company's Test & Measurement segment provides electronic measurement instruments, monitoring equipment, management and optimization tools for communications networks, and related services that are used in the design, development, manufacture, installation, deployment and operation of electronics equipment and communications networks and services. Also included in the Test & Measurement segment are the Company's mobile tool and wheel service businesses. The Company's Environmental segment provides products that help protect water supply and air quality and serves two primary markets: water quality and retail/commercial petroleum. The segment's water quality business provides instrumentation and disinfection systems to help analyze and manage the quality of ultra pure, potable and waste water in residential, commercial and industrial applications. The segment's retail/commercial petroleum business provides products and services for the retail/commercial petroleum market. Businesses in the Life Sciences & Diagnostics segment offer a broad range of research and clinical tools used by scientists to study cells and the components of cells and a broad range of analytical instruments, reagents, consumables, software and services that are used for diagnostics, research, analysis, manufacturing and drug discovery. The Company's Dental segment provides a broad range of equipment and consumables for the dental market focused on developing, manufacturing and marketing innovative solutions for dental professionals around the world. The Company's Industrial Technologies segment manufactures products and sub-systems that are typically incorporated by customers and systems integrators into production and packaging lines, as well as incorporated by original equipment manufacturers ("OEMs") into various end-products. The Industrial Technologies segment consists of two strategic lines of business, product identification and motion, as well as the sensors and controls, aerospace and defense and engine retarder businesses.

Accounting Principles

Accounting Principles—The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates

Use of Estimates—The preparation of these financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. The Company bases these estimates on historical experience, the current economic environment and on various other assumptions that are believed to be reasonable under the circumstances. However, uncertainties associated with these estimates exist and actual results may differ from these estimates.

Stock Split

Stock Split —On May 11, 2010, the Company's Board of Directors approved a two-for-one stock split (effected in the form of a dividend by issuing one additional share of common stock for each issued share of common stock) which was paid on June 10, 2010 to stockholders of record at the close of business on May 25, 2010. All prior period share and per share amounts set forth in this report, including earnings per share and the weighted average number of shares outstanding for basic and diluted earnings per share for each respective period, have been adjusted to reflect the stock split.

Cash and Equivalents	Cash and Equivalents—The Company considers all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.
Accounts Receivable and Allowances for Doubtful Accounts

Accounts Receivable and Allowances for Doubtful Accounts—All trade accounts, contract and finance receivables are reported on the balance sheet adjusted for any write-offs and net of allowances for doubtful accounts.

The Company maintains allowances for doubtful accounts to reflect probable credit losses inherent in its portfolio of receivables. Determination of the allowances requires management to exercise judgment about the timing, frequency and severity of credit losses that could materially affect the provision for credit losses and, therefore, net income. The Company evaluates the collectibility of receivables based on a combination of various financial and qualitative factors that may affect customers' ability to pay, including customers' financial condition, collateral, debt-servicing ability, past payment experience and credit bureau information. In circumstances where the Company is aware of a specific customer's inability to meet its financial obligations, a specific reserve is recorded against amounts due to reduce the recognized receivable to the amount reasonably expected to be collected. The Company does not believe that accounts receivable represent significant concentrations of credit risk because of the diversified portfolio of individual customers and geographical areas.

The allowances for doubtful accounts represent management's best estimate of the credit losses expected from the Company's trade accounts, contract and finance receivable portfolios based on ongoing assessments and evaluations of collectability and historical loss experience. The level of the allowances is based on many quantitative and qualitative factors including historical loss experience by receivable type, portfolio duration, delinquency trends, economic conditions and credit risk quality. The Company regularly performs detailed reviews of its portfolios to determine if an impairment has occurred and to assess the adequacy of the allowances based on historical and current trends and other factors affecting credit losses. Additions to the allowances for doubtful accounts are charged to current period earnings; amounts determined to be uncollectible are charged directly against the allowances, while amounts recovered on previously written-off accounts increase the allowances. If the financial condition of the Company's customers were to deteriorate, resulting in an impairment of their ability to make payments, additional reserves would be required.

Included in the Company's accounts receivable and other long-term assets as of December 31, 2010 and 2009 are  $121.0 million and  $122.3 million of net aggregate financing receivables, respectively. All financing receivables are evaluated collectively for impairment due to the homogeneous nature of the portfolio.

Inventory Valuation

Inventory Valuation—Inventories include the costs of material, labor and overhead. Domestic inventories are primarily stated at either the lower of cost or market using the first-in, first-out (FIFO) method with certain businesses applying the last-in, first-out method (LIFO) to value inventory. Inventories held outside the United States are primarily stated at the lower of cost or market using the FIFO method.

Property, Plant and Equipment

Property, Plant and Equipment—Property, plant and equipment are carried at cost. The provision for depreciation has been computed principally by the straight-line method based on the estimated useful lives (3 to 35 years) of the depreciable assets.

Investments

Investments—The investment in the joint venture, over which the Company has a significant influence but not a controlling interest, is accounted for using the equity method of accounting. Investments accounted for under the equity method are initially recorded at the amount of the Company's initial investment and adjusted each period for the Company's share of the investee's income or loss and dividends paid. All equity investments are periodically reviewed to determine if declines in fair value below cost basis are other-than-temporary. Significant and sustained decreases in quoted market prices or a series of historic and projected operating losses by investees are strong indicators of other-than-temporary declines. If the decline in fair value is determined to be other- than-temporary, an impairment loss is recorded and the investment is written down to a new carrying value. Other investments are carried at market value, if readily determinable, or at cost.

Other Assets

Other Assets—Other assets include principally noncurrent trade receivables, other investments, and capitalized costs associated with obtaining financings which are amortized over the term of the related debt.

Fair Value of Financial Instruments

Fair Value of Financial Instruments—The Company's financial instruments consist primarily of cash and cash equivalents, accounts receivable, available for sale securities, obligations under trade accounts payable and short and long term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, accounts receivable and trade accounts payable approximate fair value. Refer to Note 7 for the fair values of the Company's available for sale securities and other obligations.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets—Goodwill and other intangible assets result from the Company's acquisition of existing businesses. In accordance with accounting standards related to business combinations, goodwill amortization ceased effective January 1, 2002, however, amortization of certain identifiable intangible assets, primarily comprising customer relationships and acquired technology, continues over the estimated useful life of the identified asset. Refer to Notes 2 and 6 for additional information.

Revenue Recognition

Revenue Recognition—As described above, the Company derives revenues primarily from the sale of professional, medical, industrial and commercial products and services. For revenue related to a product or service to qualify for recognition, there must be persuasive evidence of a sale, delivery must have occurred or the services must have been rendered, the price to the customer must be fixed and determinable and collectibility of the balance must be reasonably assured. The Company's standard terms of sale are FOB Shipping Point and, as such, the Company principally records revenue for product sales upon shipment. If any significant obligations to the customer with respect to such sale remain to be fulfilled following shipment, typically involving obligations relating to installation and acceptance by the buyer, revenue recognition is deferred until such obligations have been fulfilled. Product returns consist of estimated returns for products sold and are recorded as a reduction in reported revenues at the time of sale. Customer allowances and rebates, consisting primarily of volume discounts and other short-term incentive programs, are recorded as a reduction in reported revenues at the time of sale because these allowances reflect a reduction in the purchase price. Product returns, customer allowances and rebates are estimated based on historical experience and known trends. Revenue related to separately priced extended warranty and product maintenance agreements is recognized as revenue over the term of the agreement.

Revenues for contractual arrangements consisting of multiple elements (i.e., deliverables) are recognized for the separate elements when the product or services that are part of the multiple element arrangement have value on a stand-alone basis, fair value of the separate elements exists (or in the case of software related products, vendor specific objective evidence of fair value) and, in arrangements that include a general right of refund relative to the delivered element, performance of the undelivered element is considered probable and substantially in the Company's control. While determining fair value and identifying separate elements requires judgment, generally the fair value of each separate element is identifiable as the elements are also sold unaccompanied by other elements.

Effective January 1, 2011, the Company adopted, on a prospective basis, the provisions of recently updated accounting standards related to revenue recognition associated with contractual arrangements involving multiple elements and contractual arrangements involving tangible products that include software. The Company cannot reasonably estimate the effect of adopting these standards on future financial periods as the impact will vary depending on the nature and volume of new or materially modified transactions in any given period.

Shipping and Handling	Shipping and Handling—Shipping and handling costs are included as a component of cost of sales. Shipping and handling costs billed to customers are included in sales.
Research and Development

Research and Development—The Company conducts research and development activities for the purpose of developing new products, enhancing the functionality, effectiveness, ease of use and reliability of the Company's existing products and expanding the applications for which uses of the Company's products are appropriate. Research and development costs are expensed as incurred.

Income Taxes

Income Taxes—The Company's income tax expense represents the current tax liability for the year and the tax benefit or expense for the net change in deferred tax liabilities and assets during the year. Deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted rates expected to be in effect during the year in which the differences reverse. Deferred tax assets generally represent items that can be used as a tax deduction or credit in the Company's tax return in future years for which the tax benefit has already been reflected on the Company's Consolidated Statement of Earnings. The Company establishes valuation allowances for its deferred tax assets if it is more likely than not that some or all of the deferred tax asset will not be realized. Deferred tax liabilities generally represent items that have already been taken as a deduction on the Company's tax return but have not yet been recognized as an expense in the Company's Consolidated Statements of Earnings. The effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income tax expense in the period that includes the enactment date. The Company accounts for uncertain tax positions by recognizing the financial statement effects of a tax position only when, based upon the technical merits, it is "more-likely-than-not" that the position will be sustained upon examination. The Company recognizes potential accrued interest and penalties associated with unrecognized tax positions within its global operations in income tax expense. Refer to Note 14 for additional information.

Restructuring

Restructuring—The Company periodically initiates restructuring activities to appropriately position the Company's cost base for prevailing economic conditions and associated customer demand. Costs associated with restructuring actions can include one-time termination benefits and related charges in addition to facility closure, contract termination and other related activities. The Company records the cost of the restructuring activities when the associated liability is incurred. Refer to Note 17 for additional information.

Foreign Currency Translation

Foreign Currency Translation—Exchange rate adjustments resulting from foreign currency transactions are recognized in net earnings, whereas effects resulting from the translation of financial statements are reflected as a component of accumulated other comprehensive income within stockholders' equity. Assets and liabilities of subsidiaries operating outside the United States with a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates. Net foreign currency transaction gains or losses were not material in any of the years presented.

Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss)—The components of accumulated other comprehensive income (loss) as of December 31 are summarized below. Foreign currency translation adjustments are generally not adjusted for income taxes as they relate to indefinite investments in non-US subsidiaries ( $ in millions).

	Foreign currency translation adjustment	Unrealized gain on available-for-sale securities	Unrecognized pension and post-retirement costs	Total
January 1, 2008	$597.0	—	$(54.3)	$542.7
Decrease	(359.5)	—	(436.1)	(795.6)
Income tax benefit	—	—	149.8	149.8

December 31, 2008	237.5	—	(340.6)	(103.1)
Increase	373.2	$83.5	30.5	487.2
Income tax (expense)	—	(29.2)	(8.0)	(37.2)

December 31, 2009	610.7	54.3	(318.1)	346.9
Increase (decrease)	0.6	37.9	(37.9)	0.6
Income tax (expense) benefit	—	(13.3)	11.1	(2.2)

December 31, 2010	$611.3	$78.9	$(344.9)	$345.3

See Notes 10 and 11 for additional information related to the unrecognized pension and post-retirement cost components of accumulated other comprehensive income (loss).

Accounting for Share-Based Compensation

Accounting for Share-Based Compensation—The Company accounts for stock-based compensation by measuring the cost of employee services received in exchange for all equity awards granted, including stock options, restricted stock units ("RSUs") and restricted shares, based on the fair value of the award as of the grant date. Equity-based compensation expense is recognized net of an estimated forfeiture rate on a straight-line basis over the requisite service period of the award. In the case of performance based equity awards, compensation expense is recognized on an accelerated attribution method.

Pension & Post Retirement Benefit Plans

Pension & Post Retirement Benefit Plans—The Company measures its pension and post retirement plans' assets and its obligations that determine the respective plan's funded status as of the end of the Company's fiscal year, and recognizes an asset for a plan's over funded status or a liability for a plan's under funded status in its balance sheet. Changes in the funded status of the plans are recognized in the year in which the changes occur and reported in comprehensive income (loss).

The accounting standard requiring the Company to measure the plan assets and benefit obligations as of the date of the Company's fiscal year end in the statement of financial position was effective and adopted by the Company as of the year ended December 31, 2008. Prior to measuring the plan assets and benefit obligations as of December 31 as required by the new accounting standard, the majority of the Company's pension and postretirement plans used a September 30 measurement date. The adoption of the December 31 measurement date increased long-term liabilities by approximately  $6 million and decreased stockholders' equity by approximately  $4 million on the date of adoption. There was no effect on the Company's results of operations or cash flows.

Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Business and Summary of Significant Accounting Policies
Accumulated Other Comprehensive Income (Loss)

	Foreign currency translation adjustment	Unrealized gain on available-for-sale securities	Unrecognized pension and post-retirement costs	Total
January 1, 2008	$597.0	—	$(54.3)	$542.7
Decrease	(359.5)	—	(436.1)	(795.6)
Income tax benefit	—	—	149.8	149.8

December 31, 2008	237.5	—	(340.6)	(103.1)
Increase	373.2	$83.5	30.5	487.2
Income tax (expense)	—	(29.2)	(8.0)	(37.2)

December 31, 2009	610.7	54.3	(318.1)	346.9
Increase (decrease)	0.6	37.9	(37.9)	0.6
Income tax (expense) benefit	—	(13.3)	11.1	(2.2)

December 31, 2010	$611.3	$78.9	$(344.9)	$345.3

Acquisitions & Divestitures (Tables)	12 Months Ended
Dec. 31, 2010
Results of Operations if Acquisition was Consummated

	2010	2009

Net sales	$13,169.0	$12,140.1

Net earnings from continuing operations	$1,761.1	$1,118.0

Diluted earnings per share from continuing operations	$2.59	$1.68

Acquisition [Member]
Fair Values of the Assets Acquired and Liabilities

Overall	2010	2009	2008
Accounts receivable	$178.7	$70.6	$43.8
Inventory	171.2	42.8	56.4
Property, plant and equipment	84.8	39.0	30.1
Goodwill	1,157.8	422.9	264.5
Other intangible assets, primarily customer relationships, trade names and patents	870.9	224.7	88.7
In-process research and development	26.5	1.0	—
Accounts payable	(59.6)	(35.1)	(16.1)
Other assets and liabilities, net	(238.4)	(62.1)	(35.9)
Assumed debt	(0.9)	(0.3)	(8.3)
Attributable to non-controlling interest	(61.3)	—	—

Net cash consideration	$2,129.7	$703.5	$423.2

2010 Acquisitions [Member]
Fair Values of the Assets Acquired and Liabilities

2010 Acquisitions
	AB Sciex & Molecular Devices	Others	Total
Accounts receivable	$102.7	$76.0	$178.7
Inventory	104.3	66.9	171.2
Property, plant and equipment	54.5	30.3	84.8
Goodwill	496.9	660.9	1,157.8
Other intangible assets, primarily customer relationships, trade names and patents	342.0	528.9	870.9
In-process research and development	7.4	19.1	26.5
Accounts payable	(37.9)	(21.7)	(59.6)
Other assets and liabilities, net	(30.7)	(207.7)	(238.4)
Assumed debt	(0.9)	—	(0.9)
Attributable to non-controlling interest	—	(61.3)	(61.3)

Net cash consideration	$1,038.3	$1,091.4	$2,129.7

Formation of Joint Venture (Tables)	12 Months Ended
Dec. 31, 2010
Formation of Joint Venture
Gain from Affiliates

Fair value of consideration received:
Fair value of 50% equity interest received	$480.0
Cash received	45.2
Receivable from joint venture	44.8

Total fair value of consideration received	570.0

Less: book value of net assets contributed	(279.0)

Pre-tax gain on contribution to joint venture	291.0

Income taxes	(58.8)

After-tax gain on contribution to joint venture	$232.2

Historical Financial Details of Businesses Contributed to a Joint Venture

	2010	2009	2008
Sales	$315.6	$607.9	$731.3
Operating profit	41.5	63.9	68.2

Inventory (Tables)	12 Months Ended
Dec. 31, 2010
Inventory
Schedule of Inventory

	2010	2009
Finished goods	$582.3	$463.4
Work in process	185.7	168.2
Raw material	412.2	321.9

	$1,180.2	$953.5

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment
Schedule of Property, Plant and Equipment

	2010	2009
Land and improvements	$121.0	$109.9
Buildings	731.9	708.1
Machinery and equipment	1,770.7	1,803.4

	2,623.6	2,621.4
Less accumulated depreciation	(1,462.7)	(1,508.0)

	$1,160.9	$1,113.4

Goodwill & Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill & Other Intangible Assets
Rollforward of Goodwill

Balance January 1, 2008	$8,964.9
Attributable to 2008 acquisitions	264.5
Adjustments due to finalization of purchase price allocations	(19.5)
Effect of foreign currency translation	(275.4)

Balance December 31, 2008	$8,934.5
Attributable to 2009 acquisitions	422.9
Adjustments due to finalization of purchase price allocations	(21.0)
Effect of foreign currency translation	205.4

Balance December 31, 2009	$9,541.8
Attributable to 2010 acquisitions	1,157.8
Goodwill of businesses contributed to Apex joint venture	(173.8)
Adjustments due to finalization of purchase price allocations	4.9
Effect of foreign currency translation	(47.7)

Balance December 31, 2010	$10,483.0

Goodwill by Segment

Segment	2010	2009
Test & Measurement	$3,001.6	$2,687.9
Environmental	1,383.6	1,329.6
Life Sciences & Diagnostics	2,122.4	1,512.2
Dental	2,114.5	2,043.2
Industrial Technologies	1,860.9	1,795.1
Businesses contributed to Apex joint venture	—	173.8

	$10,483.0	$9,541.8

Finite Lived Intangible and Indefinite Assets by Major Class

	December 31, 2010		December 31, 2009
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Finite – Lived Intangibles
Patents & technology	$761.9	$(296.2)	$593.9	$(213.7)
Customer relationships and other intangibles	1,864.0	(459.1)	1,351.9	(336.4)

Total finite – lived intangibles	2,625.9	(755.3)	1,945.8	(550.1)

Indefinite – Lived Intangibles
Trademarks & trade names	1,452.0	—	1,257.9	—

	$4,077.9	$(755.3)	$3,203.7	$(550.1)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Financial Assets and Liabilities Carried at Fair Value

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2010:
Assets:
Available for sale securities	$257.0	—	—	$257.0

Liabilities:
Deferred compensation plans	—	$64.4	—	64.4

December 31, 2009:
Assets:
Available for sale securities	219.1	—	—	219.1

Liabilities:
Deferred compensation plans	—	61.5	—	61.5

Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

	2010		2009
	Current	Non-Current	Current	Non-Current
Compensation and benefits	$599.1	$252.0	$481.8	$219.8
Restructuring	12.0	—	127.2	—
Claims, including self-insurance and litigation	109.4	81.7	99.9	79.2
Pension and postretirement benefits	88.8	618.4	60.1	707.9
Environmental and regulatory compliance	46.0	75.8	41.0	69.7
Taxes, income and other	206.5	1,207.1	161.9	1,181.8
Deferred revenue and sales and product allowances	617.7	45.4	387.5	33.5
Warranty	116.6	13.5	109.2	13.0
Other, individually less than 5% of current or total liabilities	314.6	45.9	239.9	10.4

	$2,110.7	$2,339.8	$1,708.5	$2,315.3

Financing (Tables)	12 Months Ended
Dec. 31, 2010
Financing
Components of Debt

	2010	2009
U.S. dollar-denominated commercial paper	$180.0	$180.0
4.5% guaranteed Eurobond Notes due 2013 (€500 million)	668.9	715.9
5.625% notes due 2018	500.0	500.0
5.4% notes due 2019	750.0	750.0
Zero-coupon Liquid Yield Option Notes due 2021 (LYONs)	573.4	634.2
Other	152.4	153.1

	2,824.7	2,933.2
Less – currently payable	40.8	44.2

	$2,783.9	$2,889.0

Pension Benefit Plans (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pension Benefit Plans
Funded Status of the Domestic Plans

	U.S. Pension Benefits		Non-U.S. Pension Benefits
	2010	2009	2010	2009
Change in pension benefit obligation
Benefit obligation at beginning of year	$1,309.3	$1,275.1	$646.1	$607.6
Service cost	2.2	2.0	12.3	13.2
Interest cost	71.1	75.9	30.4	31.0
Employee contributions	—	—	2.8	3.1
Amendments, settlements and curtailments	—	—	(0.4)	(6.2)
Benefits paid and other	(89.0)	(90.5)	(35.5)	(37.1)
Acquisitions	56.5	—	8.8	6.4
Actuarial loss (gain)	32.3	46.8	29.7	(5.0)
Foreign exchange rate impact	—	—	(8.8)	33.1

Benefit obligation at end of year	1,382.4	1,309.3	685.4	646.1

Change in plan assets
Fair value of plan assets at beginning of year	916.4	821.0	374.7	315.6
Actual return on plan assets	109.9	125.2	28.0	36.7
Employer contributions	90.5	60.7	32.7	32.5
Employee contributions	—	—	2.8	3.1
Plan settlements	—	—	(0.5)	(6.0)
Benefits paid and other	(89.0)	(90.5)	(35.5)	(37.1)
Acquisitions	45.8	—	0.3	5.5
Foreign exchange rate impact	—	—	4.2	24.4

Fair value of plan assets at end of year	1,073.6	916.4	406.7	374.7

Funded status	(308.8)	(392.9)	(278.7)	(271.4)
Accrued contribution	—	—	—	—

Accrued benefit cost	$(308.8)	$(392.9)	$(278.7)	$(271.4)

Weighted Average Assumptions Used to Determine Benefit Obligations

	U. S. Plans		Non-U.S. Plans
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Discount rate	5.20%	5.75%	4.70%	5.10%
Rate of compensation increase	4.00%	4.00%	3.00%	3.10%

Components of Net Periodic Pension Cost

( $ in millions)	U. S. Pension Benefits		Non-U.S. Pension Benefits
	2010	2009	2010	2009
Components of net periodic pension cost
Service cost	$2.2	$2.0	$12.3	$13.2
Interest cost	71.1	75.9	30.4	31.0
Expected return on plan assets	(83.0)	(84.1)	(19.0)	(18.8)
Amortization of prior service credit	—	—	(0.3)	(0.3)
Amortization of net loss	19.7	9.6	1.2	3.3
Curtailment and settlement losses recognized	—	—	—	1.4

Net periodic pension cost	$10.0	$3.4	$24.6	$29.8

Weighted Average Assumptions Used to Determine Net Periodic Pension Cost

	U. S. Plans		Non-U.S. Plans
	2010	2009	2010	2009
Discount rate	5.75%	6.25%	5.10%	5.15%
Expected long-term return on plan assets	8.00%	8.00%	5.25%	5.80%
Rate of compensation increase	4.00%	4.00%	3.05%	3.10%

Fair Values of Pension Plan Assets

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$16.8	$—	$—	$16.8
Equity Securities:
Common stock	376.2	—	0.7	376.9
Preferred stock	13.1	—	—	13.1
Fixed Income Securities:
Corporate bonds	92.4	—	—	92.4
Government issued	49.7	—	—	49.7
Mutual Funds	348.4	11.4	—	359.8
Common/Collective Trusts	—	372.7	—	372.7
Venture capital and partnerships	—	—	62.6	62.6
Real estate	—	—	101.7	101.7
Insurance contracts	—	34.6	—	34.6

Total	$896.6	$418.7	$165.0	$1,480.3

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash	$16.3	$—	$—	$16.3
Equity Securities:
Common stock	323.1	—	6.4	329.5
Preferred stock	9.5	—	—	9.5
Fixed Income Securities:
Corporate bonds	107.7	—	—	107.7
Government issued	53.0	—	—	53.0
Mutual Funds	267.9	12.5	—	280.4
Common/Collective Trusts	—	317.5	—	317.5
Venture capital and partnerships	—	—	52.2	52.2
Real estate	—	—	100.2	100.2
Insurance contracts	—	24.8	—	24.8

Total	$777.5	$354.8	$158.8	$1,291.1

Summary of Changes in Fair Value of Level 3 Investments

	Common Stock	Venture capital and partnerships	Real estate	Total
Balance, January 1, 2009	$10.8	$49.6	$111.9	$172.3
Actual return on plan assets:
— Relating to assets sold during the period	(0.7)	—	—	(0.7)
— Relating to assets still held at December 31, 2009	2.3	(4.6)	(14.9)	(17.2)
Purchases, sales, issuances, and settlements (net)	(6.0)	7.2	3.2	4.4

Balance, December 31, 2009	$6.4	$52.2	$100.2	$158.8
Actual return on plan assets:
— Relating to assets sold during the period	(0.1)	(1.0)	—	(1.1)
— Relating to assets still held at December 31, 2010	0.5	1.9	(0.7)	1.7
Acquisitions	—	9.9	—	9.9
Purchases, sales, issuances, and settlements (net)	(6.1)	(0.4)	2.2	(4.3)

Balance, December 31, 2010	$0.7	$62.6	$101.7	$165.0

Benefit Payments that Reflect Expected Future Service

	U.S. Pension Plans	Non-U.S. Pension Plans	All Pension Plans
2011	$95.1	$30.3	$125.4
2012	99.0	34.8	133.8
2013	98.7	32.7	131.4
2014	99.4	32.9	132.3
2015	100.4	34.6	135.0
2016-2020	506.8	184.6	691.4

Other Post Retirement Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Weighted Average Assumptions Used to Determine Benefit Obligations

	U. S. Plans		Non-U.S. Plans
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Discount rate	5.20%	5.75%	4.70%	5.10%
Rate of compensation increase	4.00%	4.00%	3.00%	3.10%

Components of Net Periodic Pension Cost

( $ in millions)	U. S. Pension Benefits		Non-U.S. Pension Benefits
	2010	2009	2010	2009
Components of net periodic pension cost
Service cost	$2.2	$2.0	$12.3	$13.2
Interest cost	71.1	75.9	30.4	31.0
Expected return on plan assets	(83.0)	(84.1)	(19.0)	(18.8)
Amortization of prior service credit	—	—	(0.3)	(0.3)
Amortization of net loss	19.7	9.6	1.2	3.3
Curtailment and settlement losses recognized	—	—	—	1.4

Net periodic pension cost	$10.0	$3.4	$24.6	$29.8

Benefit Payments that Reflect Expected Future Service

	U.S. Pension Plans	Non-U.S. Pension Plans	All Pension Plans
2011	$95.1	$30.3	$125.4
2012	99.0	34.8	133.8
2013	98.7	32.7	131.4
2014	99.4	32.9	132.3
2015	100.4	34.6	135.0
2016-2020	506.8	184.6	691.4

Post Retirement Medical Benefits [Member]
Funded Status of the Domestic Plans

	Post Retirement Medical Benefits
	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$104.8	$122.4
Service cost	0.9	0.8
Interest cost	6.3	6.5
Amendments and other	0.5	(3.5)
Actuarial loss (gain)	23.8	(9.4)
Retiree contributions	1.8	1.7
Benefits paid	(14.4)	(13.7)

Benefit obligation at end of year	123.7	104.8

Change in plan assets
Fair value of plan assets	—	—

Funded status / accrued benefit cost	$(123.7)	$(104.8)

Weighted Average Assumptions Used to Determine Benefit Obligations

	2010	2009
Discount rate	5.20%	5.75%
Medical trend rate – initial	7.90%	8.10%
Medical trend rate – grading period	18 years	19 years
Medical trend rate – ultimate	4.5%	4.5%

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

	1% Point Increase	1% Point Decrease
Effect on the total of service and interest cost components	$0.3	$(0.3)
Effect on post retirement medical benefit obligation	7.7	(6.9)

Components of Net Periodic Pension Cost

( $ in millions)	Post Retirement Medical Benefits
	2010	2009
Components of net periodic benefit cost
Service cost	$0.9	$0.8
Interest cost	6.3	6.5
Amortization of loss	2.3	1.6
Amortization of prior service credit	(7.9)	(7.9)
Curtailment/settlement (gain)	—	(1.1)

Net periodic benefit cost	$1.6	$(0.1)

Benefit Payments that Reflect Expected Future Service

Amount
2011	$12.7
2012	12.0
2013	11.4
2014	11.1
2015	11.0
2016-2020	50.0

Leases and Commitments (Tables)	12 Months Ended
Dec. 31, 2010
Leases and Commitments
Warranty Accrual

Balance January 1, 2009	$104.9
Accruals for warranties issued during period	104.9
Settlements made	(94.7)
Additions due to acquisitions	4.6
Effect of foreign currency translation	2.5

Balance December 31, 2009	122.2
Accruals for warranties issued during period	119.8
Settlements made	(115.1)
Additions due to acquisitions	9.6
Amount transferred to Apex joint venture	(6.1)
Effect of foreign currency translation	(0.3)

Balance December 31, 2010	$130.1

Income Taxes from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes from Continuing Operations
Schedule of Provision for Income Taxes

	2010	2009	2008
Current:
Federal U.S.	$377.3	$285.7	$187.2
Non - U.S.	88.8	100.2	175.2
State and local	24.1	22.0	14.5
Deferred:
Federal U.S.	44.7	(40.2)	90.6
Non - U.S.	(12.4)	(119.9)	(66.1)
State and Local	5.0	5.5	3.1

Income tax provision	$527.5	$253.3	$404.5

Schedule of Deferred Income Taxes

	2010	2009
Bad debt allowance	$46.1	$35.3
Inventories	74.5	76.9
Property, plant and equipment	(69.5)	(54.1)
Pension and postretirement benefits	173.7	191.8
Insurance, including self – insurance	(55.3)	(37.0)
Basis difference in LYONs	(151.3)	(146.6)
Goodwill and other intangibles	(1,098.1)	(947.1)
Environmental and regulatory compliance	30.8	33.2
Other accruals and prepayments	303.3	289.2
Deferred service income	(180.9)	(155.5)
Stock compensation expense	97.9	89.4
Tax credit and loss carryforwards	787.1	514.1
Unrealized gains on marketable securities	(42.5)	(29.3)
Other accounts	15.2	7.8
Valuation allowance	(283.9)	(159.4)

Net deferred tax liability	$(352.9)	$(291.3)

Reconciliation of the Statutory Federal Income Tax Rate to the Effective Tax Rate

	Percentage of Pre-Tax Earnings
	2010	2009	2008
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of Federal income tax benefit)	1.4	1.6	0.8
Foreign income taxed at different statutory rates	(10.3)	(12.3)	(11.6)
Resolution of uncertain tax positions / statute expirations	(0.6)	(7.1)	(0.1)
Acquisition costs	—	0.6	—
Research and experimentation credits and other	(0.2)	0.7	0.1
Joint venture formation	(2.1)	—	—

Effective income tax rate	23.2%	18.5%	24.2%

Reconciliation of Unrecognized Tax Benefits

	2010	2009	2008
Unrecognized tax benefits, beginning of year	$439.3	$446.9	$475.1
Additions based on tax positions related to the current year	62.2	33.4	48.6
Additions for tax positions of prior years	101.8	82.3	25.1
Reductions for tax position of prior years	(50.0)	(11.8)	(47.5)
Acquisitions	5.7	3.0	—
Lapse of statute of limitations	(32.8)	(104.5)	(2.8)
Settlements	(4.9)	(21.6)	(26.4)
Effect of foreign currency translation	(3.8)	11.6	(25.2)

Unrecognized tax benefits, end of year	$517.5	$439.3	$446.9

Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (EPS)
Components of Basic and Diluted Earnings Per Share

For the Year Ended December 31, 2010:	Net earnings from continuing operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$1,748.0	653.2	$2.68
Adjustment for interest on convertible debentures	10.6	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.0
Incremental shares from assumed conversion of the convertible debentures	—	21.1

Diluted EPS	$1,758.6	683.3	$2.58

For the Year Ended December 31, 2009:	Net earnings from continuing operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$1,113.6	641.5	$1.74
Adjustment for interest on convertible debentures	10.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	6.0
Incremental shares from assumed conversion of the convertible debentures	—	24.0

Diluted EPS	$1,123.9	671.5	$1.67

For the Year Ended December 31, 2008:	Net earnings from continuing operations (Numerator)	Shares (Denominator)	Per Share Amount
Basic EPS	$1,266.5	638.7	$1.98
Adjustment for interest on convertible debentures	10.4	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs	—	9.0
Incremental shares from assumed conversion of the convertible debentures	—	24.0

Diluted EPS	$1,276.9	671.7	$1.90

Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Stock Transactions
Assumptions Used in the Black-Scholes Model to Value Options Granted

	Year Ended December 31,
	2010	2009	2008
Risk-free interest rate	1.39 – 3.41%	2.08 – 3.68%	2.75 – 3.80%
Weighted average volatility	28%	31%	27%
Dividend yield	0.2%	0.2%	0.2%
Expected years until exercise	6– 8.5	6– 9.5	6– 9.5

Summary of the Components of the Share-Based Compensation Program

	Year Ended December 31,
	2010	2009	2008
Restricted Stock Units & Restricted Shares:
Pre-tax compensation expense	$32.2	$29.1	$25.1
Tax benefit	(12.0)	(10.8)	(8.8)

Restricted stock unit and restricted share expense, net of tax	$20.2	$18.3	$16.3

Stock Options:
Pre-tax compensation expense	$55.9	$58.2	$60.9
Tax benefit	(16.5)	(18.0)	(16.8)

Stock option expense, net of tax	$39.4	$40.2	$44.1

Total Share-Based Compensation:
Pre-tax compensation expense	$88.1	$87.3	$86.0
Tax benefit	(28.5)	(28.8)	(25.6)

Total share-based compensation expense, net of tax	$59.6	$58.5	$60.4

Option Activity Under the Company's Stock Plans

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2008	44,456	$23.14
Granted	6,040	$38.95
Exercised	(3,578)	$18.92
Cancelled	(2,750)	$29.47

Outstanding at December 31, 2008	44,168	$25.25
Granted	5,120	$28.59
Exercised	(8,642)	$14.28
Cancelled	(1,852)	$37.15

Outstanding at December 31, 2009	38,794	$27.57
Granted	4,425	$38.26
Exercised	(7,028)	$19.49
Cancelled	(1,371)	$33.62

Outstanding at December 31, 2010	34,820	$30.31	6	$587,113

Vested and Expected to Vest at December 31, 2010	33,887	$30.14	6	$576,570

Exercisable at December 31, 2010	18,436	$26.12	4	$382,295

Summary of Options Outstanding

	Outstanding			Exercisable
Exercise Price	Shares (thousands)	Average Exercise Price	Average Remaining Life	Shares (thousands)	Average Exercise Price
$11.47 to $18.12	4,131	$16.16	2	4,112	$16.17
$18.13 to $24.78	3,062	$20.95	2	3,061	$20.95
$24.79 to $31.44	11,513	$28.28	6	5,629	$27.50
$31.45 to $38.10	10,406	$35.76	7	4,097	$34.32
$38.11 to $44.70	5,708	$39.72	8	1,537	$39.31

Unvested RSUs and Restricted Shares Outstanding

	Number of RSUs /Restricted Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2008	4,162	$29.98
Forfeited	(220)	35.81
Vested	(272)	33.76
Granted	458	37.77

Unvested at December 31, 2008	4,128	30.29
Forfeited	(166)	34.21
Vested	(296)	31.42
Granted	1,914	28.60

Unvested at December 31, 2009	5,580	29.53
Forfeited	(309)	34.37
Vested	(1,877)	25.19
Granted	1,759	38.17

Unvested at December 31, 2010	5,153	$33.77

Restructuring and Other Related Charges (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring and Other Related Charges
Restructuring and Other Related Charges by Segment

Segment	2009	2008
Test & Measurement	$67.7	$10.7
Environmental	31.7	18.9
Life Sciences & Diagnostics	16.7	6.6
Dental	43.8	19.5
Industrial Technologies	54.6	23.3
Businesses contributed to Apex joint venture	17.1	2.3
Attributable to discontinued operations (see note 21)	6.9	0.7

	$238.5	$82.0

The Accrual Balance and Utilization of Restructuring Cost

	Balance as of December 31, 2008	Costs Incurred	Paid / Settled	Balance as of December 31, 2009
Restructuring Charges
Employee severance and related	$52.7	$203.9	$(151.6)	$105.0
Facility exit and related	2.6	34.6	(20.6)	16.6

Total restructuring	55.3	238.5	(172.2)	121.6
Attributable to discontinued operations	—	(6.9)	4.2	(2.7)

Restructuring attributable to continuing operations	$55.3	$231.6	$(168.0)	$118.9

	Balance as of December 31, 2009	Paid / Settled	Balance as of December 31, 2010
Restructuring Charges
Employee severance and related	$105.0	$(96.4)	$8.6
Facility exit and related	16.6	(13.2)	3.4

Total Restructuring	121.6	(109.6)	12.0
Attributable to discontinued operations	(2.7)	2.7	—

Restructuring attributable to continuing operations	$118.9	$(106.9)	$12.0

Restructuring and Other Related Charges Recognized in Statements of Earnings

Statement of Earnings Caption	2009	2008
Cost of sales	$117.3	$32.7
Selling, general and administrative expenses	114.3	48.6
Attributable to discontinued operations	6.9	0.7

	$238.5	$82.0

Segment Data (Tables)	12 Months Ended
Dec. 31, 2010
Segment Data
Segment Results

	2010	2009	2008
Total Sales:
Test & Measurement	$2,832.9	$2,221.3	$2,805.0
Environmental	2,738.0	2,418.7	2,413.2
Life Sciences & Diagnostics	2,298.3	1,484.9	1,481.5
Dental	1,824.6	1,657.0	1,795.5
Industrial Technologies	2,816.4	2,405.7	3,036.1
Businesses contributed to Apex joint venture attributable to periods prior to contribution	315.6	607.9	731.3

	$12,825.8	$10,795.5	$12,262.6

Operating Profit:
Test & Measurement	$572.9	$301.4	$490.4
Environmental	564.3	471.0	477.3
Life Sciences & Diagnostics	227.9	179.6	193.2
Dental	203.3	215.9	177.3
Industrial Technologies	560.4	339.4	469.1
Businesses contributed to Apex joint venture:
Attributable to periods prior to contribution	41.5	63.9	68.2
Equity method earnings subsequent to JV formation	22.8	—	—
Other	(96.4)	(89.6)	(88.0)

	$2,096.7	$1,481.6	$1,787.5

Identifiable Assets:
Test & Measurement	$5,322.9	$4,577.7	$4,386.6
Environmental	2,634.9	2,591.3	2,432.5
Life Sciences & Diagnostics	4,071.7	2,609.5	2,775.6
Dental	4,120.2	3,947.8	3,414.0
Industrial Technologies	3,118.2	3,003.9	3,005.5
Businesses contributed to Apex joint venture	—	399.0	494.8
Other	2,949.2	2,466.2	981.0

	$22,217.1	$19,595.4	$17,490.0

Liabilities:
Test & Measurement	$1,416.6	$995.4	$818.5
Environmental	709.5	696.0	493.2
Life Sciences & Diagnostics	1,031.3	787.1	818.3
Dental	885.7	894.5	703.4
Industrial Technologies	773.4	721.0	761.6
Businesses contributed to Apex joint venture	—	142.6	189.4
Other	3,627.9	3,728.6	3,897.2

	$8,444.4	$7,965.2	$7,681.6

Depreciation and Amortization:
Test & Measurement	$107.7	$93.5	$90.6
Environmental	45.9	43.1	41.5
Life Sciences & Diagnostics	90.7	56.6	53.7
Dental	81.7	71.3	69.8
Industrial Technologies	54.2	54.7	61.7
Businesses contributed to Apex joint venture attributable to periods prior to contribution	6.2	13.8	14.0
Other	4.6	2.0	1.3

	$391.0	$335.0	$332.6

Capital Expenditures, Gross
Test & Measurement	$35.6	$25.3	$18.2
Environmental	25.4	22.8	24.9
Life Sciences & Diagnostics	49.6	25.7	29.9
Dental	31.8	28.5	31.8
Industrial Technologies	54.5	42.1	42.2
Businesses contributed to Apex joint venture attributable to periods prior to contribution	6.9	9.4	14.9
Other	6.4	27.1	25.2

	$210.2	$180.9	$187.1

Schedule of Operations in Geographical Areas

Operations in Geographical Areas Year Ended December 31 ( $ in millions)	2010	2009	2008
Total Sales:
United States	$6,267.1	$5,633.2	$6,363.5
Germany	1,669.9	1,475.4	1,798.3
China	937.6	702.3	771.9
United Kingdom	449.4	361.7	470.4
All other	3,501.8	2,622.9	2,858.5

	$12,825.8	$10,795.5	$12,262.6

Long-lived assets:
United States	$10,001.9	$8,592.4	$8,101.3
Germany	1,398.9	1,488.2	1,553.8
United Kingdom	608.2	530.7	467.8
All other	4,165.2	3,448.2	2,866.1

	$16,174.2	$14,059.5	$12,989.0

Sales Originating outside the U.S.:
Test & Measurement	$1,381.2	$1,111.6	$1,458.6
Environmental	1,451.4	1,233.5	1,303.1
Life Sciences & Diagnostics	1,596.9	1,089.8	1,096.3
Dental	1,047.1	941.0	1,005.5
Industrial Technologies	1,510.5	1,230.3	1,589.2
Businesses contributed to Apex joint venture attributable to periods prior to contribution	70.3	124.5	160.9

	$7,057.4	$5,730.7	$6,613.6

Sales by Major Product Group

Sales by Major Product Group: Year Ended December 31 ( $ in millions)	2010	2009	2008
Analytical and physical instrumentation	$5,206.0	$4,364.9	$4,925.2
Medical & dental products	4,122.9	3,141.9	3,277.0
Motion and industrial automation controls	1,617.4	1,206.5	1,720.7
Mechanics and related hand tools	590.9	843.8	891.3
Product identification	818.4	780.2	872.4
Aerospace and defense	312.7	305.7	260.7
All other	157.5	152.5	315.3

Total	$12,825.8	$10,795.5	$12,262.6

Quarterly Data-Unaudited (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Data-Unaudited
Schedule of Quarterly Data-Unaudited

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net sales	$3,007.8	$3,217.4	$3,092.8	$3,507.8
Gross profit	1,468.7	1,605.6	1,611.9	1,801.4
Operating profit	421.5	517.8	553.1	604.3
Net earnings from continuing operations	292.7	362.1	633.8	459.4
Net earnings	300.2	372.5	646.4	473.9

Net earnings per share from continuing operations:
Basic	$0.45	$0.55	$0.97	$0.70
Diluted	$0.43	$0.53	$0.93	$0.67

Net earnings per share:
Basic	$0.46	$0.57	$0.99	$0.72
Diluted	$0.45	$0.55	$0.95	$0.69

	2009
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
Net sales	$2,527.6	$2,570.7	$2,660.8	$3,036.4
Gross profit	1,224.0	1,226.9	1,290.9	1,405.9
Operating profit	323.8	326.2	452.3	379.3
Net earnings from continuing operations	227.3	284.5	343.8	258.0
Net earnings	237.7	295.7	351.4	266.9

Net earnings per share from continuing operations:
Basic	$0.36	$0.44	$0.54	$0.40
Diluted	$0.35	$0.42	$0.52	$0.38

Net earnings per share:
Basic	$0.37	$0.46	$0.55	$0.42
Diluted	$0.36	$0.44	$0.53	$0.40

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2010
Subsequent Events
Components of Income from Discontinued Operations

	2010	2009	2008
Net sales	$376.8	$389.5	$434.9
Operating expenses	307.1	328.6	352.9
Allocated interest expense	2.5	2.9	3.7

Earnings before taxes	67.2	58.0	78.3
Income taxes	(22.2)	(19.8)	(27.2)

Earnings from discontinued operations, net of income taxes	45.0	38.2	51.1

Components of Assets and Liabilities Classified As Discontinued Operations

	2010	2009
Current assets	$427.2	$113.5
Non-current assets	—	315.3

Total assets	427.2	428.8

Current liabilities	$92.8	73.5
Non-current liabilities	—	14.4

Total liabilities	$92.8	$87.9

Business and Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Stock split ratio	two-for-one
Aggregate financing receivables	$ 121	$ 122.3
Useful life of property, plant and equipment, minimum, in years	3
Useful life of property, plant and equipment, maximum, in years	35
Long-term liabilities [Member]
Effect of adoption of measurement date	6
Stockholders' equity [Member]
Effect of adoption of measurement date	$ 4

Business and Summary of Significant Accounting Policies (Components of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Foreign currency translation adjustment
Beginning balance	$ 610,700,000	$ 237,500,000	$ 597,000,000
Increase (decrease) from translation of foreign financial statements	600,000	373,200,000	(359,500,000)
Income tax (expense) benefit
Ending balance	611,300,000	610,700,000	237,500,000
Unrealized gain on available-for-sale securities
Beginning balance	54,300,000
Increase (decrease)	37,900,000	83,500,000
Income tax (expense) benefit	(13,300,000)	(29,200,000)
Ending balance	78,900,000	54,300,000
Unrecognized pension and post-retirement costs
Beginning balance	(318,100,000)	(340,600,000)	(54,300,000)
Increase (decrease)	(37,900,000)	30,500,000	(436,100,000)
Income tax (expense) benefit	11,100,000	(8,000,000)	149,800,000
Ending balance	(344,900,000)	(318,100,000)	(340,600,000)
Total
Beginning balance	346,944,000	(103,100,000)	542,700,000
Increase (decrease)	600,000	487,200,000	(795,600,000)
Income tax expense (benefit)	(2,200,000)	(37,200,000)	149,800,000
Ending balance	$ 345,386,000	$ 346,944,000	$ (103,100,000)

Acquisitions & Divestitures (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 30, 2010
Ownership interest acquired in Applied Biosystems/MDS Sciex joint venture ("AB SCIEX")				50.00%
Ownership interest acquired in Molecular Devices Corporation				100.00%
Ownership interest acquired in Applied Biosystems/MDS Sciex joint venture ("AB SCIEX") from Life Technologies Corporation				50.00%
Aggregate purchase price for acquisitions, net of cash acquired			$ 423,000,000
Net cash consideration	2,129,652,000	703,511,000	423,208,000
Assumed debt	(900,000)	(300,000)	(8,300,000)
Goodwill related to acquisitions			265,000,000
Transaction related costs	36,000,000	24,000,000
Impact of pre-tax charges reflected in earnings	54,000,000	13,000,000
Cash payments related to accrued liabilities		29,000,000	55,000,000
Number of divested businesses or product lines		5
Net proceeds from divestiture		10,000,000
2010 Acquisitions [Member]
Goodwill related to acquisitions	1,200,000,000
AB Sciex and Molecular Devices [Member]
Aggregate purchase price for acquisitions, net of cash acquired				1,100,000,000
Annual aggregate sales based on acquired businesses		650,000,000
Others [Member]
Net cash consideration	1,100,000,000	704,000,000
Annual aggregate sales based on acquired businesses		425,000,000	325,000,000
Number of companies that were acquired	17	15	17
Aggregate annual sales of the additional seventeen businesses	440,000,000
Goodwill related to acquisitions		$ 423,000,000

Acquisitions & Divestitures (Fair Values of the Assets Acquired and Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts receivable	$ 178,700,000	$ 70,600,000	$ 43,800,000
Inventory	171,200,000	42,800,000	56,400,000
Property, plant and equipment	84,800,000	39,000,000	30,100,000
Goodwill	1,157,800,000	422,900,000	264,500,000
Other intangible assets, primarily customer relationships, trade names and patents	870,900,000	224,700,000	88,700,000
In-process research and development	26,500,000	1,000,000
Accounts payable	(59,600,000)	(35,100,000)	(16,100,000)
Other assets and liabilities, net	(238,400,000)	(62,100,000)	(35,900,000)
Assumed debt	(900,000)	(300,000)	(8,300,000)
Attributable to non-controlling interest	(61,300,000)
Net cash consideration	2,129,652,000	703,511,000	423,208,000
2010 Acquisitions [Member]
Accounts receivable	178,700,000
Inventory	171,200,000
Property, plant and equipment	84,800,000
Goodwill	1,157,800,000
Other intangible assets, primarily customer relationships, trade names and patents	870,900,000
In-process research and development	26,500,000
Accounts payable	(59,600,000)
Other assets and liabilities, net	(238,400,000)
Assumed debt	(900,000)
Attributable to non-controlling interest	(61,300,000)
Net cash consideration	2,129,700,000
2010 Acquisitions [Member] | AB Sciex and Molecular Devices [Member]
Accounts receivable	102,700,000
Inventory	104,300,000
Property, plant and equipment	54,500,000
Goodwill	496,900,000
Other intangible assets, primarily customer relationships, trade names and patents	342,000,000
In-process research and development	7,400,000
Accounts payable	(37,900,000)
Other assets and liabilities, net	(30,700,000)
Assumed debt	(900,000)
Net cash consideration	1,038,300,000
2010 Acquisitions [Member] | Others [Member]
Accounts receivable	76,000,000
Inventory	66,900,000
Property, plant and equipment	30,300,000
Goodwill	660,900,000
Other intangible assets, primarily customer relationships, trade names and patents	528,900,000
In-process research and development	19,100,000
Accounts payable	(21,700,000)
Other assets and liabilities, net	(207,700,000)
Attributable to non-controlling interest	(61,300,000)
Net cash consideration	1,091,400,000
Others [Member]
Net cash consideration	$ 1,100,000,000	$ 704,000,000

Acquisitions & Divestitures (Results of Operations if Acquisition was Consummated) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Acquisitions & Divestitures
Net sales	$ 13,169	$ 12,140.1
Net earnings from continuing operations	$ 1,761.1	$ 1,118
Diluted earnings per share from continuing operations	$ 2.59	$ 1.68

Formation of Joint Venture (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Oct. 01, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 04, 2010 Apex [Member]	Dec. 31, 2010 Apex [Member]	Dec. 31, 2009 Apex [Member]
Sales of contributed business		$ 315,600,000	$ 607,900,000	$ 731,300,000			$ 1,200,000,000
Ownership in limited liability company					50.00%
Term debt finance					45,200,000
Receivables from the formation of joint venture		44,800,000				44,800,000
Receivables collected from the formation of joint venture						11,300,000
After-tax gain on contribution to joint venture	232,200,000
Gain from joint venture per diluted share	$ 0.34
Proceeds from contribution of businesses to joint venture		56,542,000				45,200,000
Earnings from unconsolidated joint venture		$ 22,768,000				$ 22,800,000

Formation of Joint Venture (Realized Gain) (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 01, 2010	Dec. 31, 2010
Formation of Joint Venture
Fair value of 50% equity interest received	$ 480,000,000
Cash received	45,200,000
Receivable from joint venture	44,800,000
Total fair value of consideration received	570,000,000
Less: book value of net assets contributed	(279,000,000)
Pre-tax gain on contribution to joint venture	291,000,000	(291,037,000)
Income taxes	(58,800,000)
After-tax gain on contribution to joint venture	$ 232,200,000

Formation of Joint Venture (Sales and Operating Profit) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Formation of Joint Venture
Sales	$ 315.6	$ 607.9	$ 731.3
Operating profit	$ 41.5	$ 63.9	$ 68.2

Inventory (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Inventory
Operating profit associated with liquidation of inventory	$ 2	$ 10

Inventory (Schedule of Inventory) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Inventory
Finished goods	$ 582,300,000	$ 463,400,000
Work in process	185,700,000	168,200,000
Raw material	412,200,000	321,900,000
Total inventories	$ 1,180,183,000	$ 953,527,000

Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment
Land and improvements	$ 121,000,000	$ 109,900,000
Buildings	731,900,000	708,100,000
Machinery and equipment	1,770,700,000	1,803,400,000
Property, plant and equipment, gross	2,623,600,000	2,621,400,000
Less accumulated depreciation	(1,462,700,000)	(1,508,000,000)
Property, plant and equipment, net	$ 1,160,886,000	$ 1,113,430,000

Goodwill & Other Intangible Assets (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill & Other Intangible Assets
Reporting units for goodwill impairment testing	27
Carrying value of goodwill, minimum	$ 6,600,000
Carrying value of goodwill, maximum	2,100,000,000
Total intangible amortization expense	199,000,000	156,000,000	145,000,000
Future amortization expense, year one	225,000,000
Future amortization expense, year two	214,000,000
Future amortization expense, year three	203,000,000
Future amortization expense, year four	193,000,000
Future amortization expense, year five	$ 183,000,000

Goodwill & Other Intangible Assets (Rollforward of Goodwill) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill & Other Intangible Assets
Balance, Beginning	$ 9,541,794,000	$ 8,934,500,000	$ 8,964,900,000
Attributable to acquisitions	1,157,800,000	422,900,000	264,500,000
Goodwill of businesses contributed to Apex joint venture	(173,800,000)
Adjustments due to finalization of purchase price allocations	4,900,000	(21,000,000)	(19,500,000)
Effect of foreign currency translation	(47,700,000)	205,400,000	(275,400,000)
Balance, Ending	$ 10,482,998,000	$ 9,541,794,000	$ 8,934,500,000

Goodwill & Other Intangible Assets (Goodwill by Segment) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Total Goodwill	$ 10,482,998	$ 9,541,794	$ 8,934,500	$ 8,964,900
Test & Measurement [Member]
Total Goodwill	3,001,600	2,687,900
Environmental [Member]
Total Goodwill	1,383,600	1,329,600
Life Sciences & Diagnostics [Member]
Total Goodwill	2,122,400	1,512,200
Dental [Member]
Total Goodwill	2,114,500	2,043,200
Industrial Technologies [Member]
Total Goodwill	1,860,900	1,795,100
Businesses Contributed to Apex Joint Venture [Member]
Total Goodwill		$ 173,800

Goodwill & Other Intangible Assets (Finite Lived Intangible and Indefinite Assets by Major Class) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets, Gross	$ 2,625.9	$ 1,945.8
Finite-Lived Intangible Assets, Accumulated Amortization	(755.3)	(550.1)
Intangible Assets, Net (Excluding Goodwill), Total	4,077.9	3,203.7
Patents & Technology [Member]
Finite-Lived Intangible Assets, Gross	761.9	593.9
Finite-Lived Intangible Assets, Accumulated Amortization	(296.2)	(213.7)
Other Intangibles (Primarily Customer Relationships) [Member]
Customer relationships and other intangibles, gross	1,864	1,351.9
Finite-Lived Intangible Assets, Accumulated Amortization	(459.1)	(336.4)
Trademarks & Trade Names [Member]
Finite-Lived Intangible Assets, Accumulated Amortization
Indefinite-Lived Intangible Assets	$ 1,452	$ 1,257.9

Fair Value Measurements (Financial Assets and Liabilities Carried at Fair Value) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Estimate of Fair Value, Fair Value Disclosure [Member]
Available for sale securities, assets	$ 257	$ 219.1
Deferred compensation plans, liabilities	64.4	61.5
Quoted Prices in Active Market (Level 1) [Member]
Available for sale securities, assets	257	219.1
Deferred compensation plans, liabilities
Significant Other Observable Inputs (Level 2) [Member]
Available for sale securities, assets
Deferred compensation plans, liabilities	64.4	61.5
Significant Unobservable Inputs (Level 3) [Member]
Available for sale securities, assets
Deferred compensation plans, liabilities

Accrued Expenses and Other Liabilities (Narrative) (Details) (Standby Letters of Credit [Member], USD $) In Millions	Dec. 31, 2010
Accrued expenses and other liabilities	$ 305

Accrued Expenses and Other Liabilities (Accrued Expenses and Other Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accrued Expenses and Other Liabilities, Current	$ 2,110.7	$ 1,708.5
Accrued Expenses and Other Liabilities, Non-Current	2,339.8	2,315.3
Compensation and Benefits [Member]
Accrued Expenses and Other Liabilities, Current	599.1	481.8
Accrued Expenses and Other Liabilities, Non-Current	252	219.8
Restructuring [Member]
Accrued Expenses and Other Liabilities, Current	12	127.2
Accrued Expenses and Other Liabilities, Non-Current
Self-Insurance and Litigation Claims [Member]
Accrued Expenses and Other Liabilities, Current	109.4	99.9
Accrued Expenses and Other Liabilities, Non-Current	81.7	79.2
Pension and Postretirement Benefits [Member]
Accrued Expenses and Other Liabilities, Current	88.8	60.1
Accrued Expenses and Other Liabilities, Non-Current	618.4	707.9
Environmental and Regulatory Compliance [Member]
Accrued Expenses and Other Liabilities, Current	46	41
Accrued Expenses and Other Liabilities, Non-Current	75.8	69.7
Taxes, Income and Other [Member]
Accrued Expenses and Other Liabilities, Current	206.5	161.9
Accrued Expenses and Other Liabilities, Non-Current	1,207.1	1,181.8
Deferred Revenue and Sales and Product Allowances [Member]
Accrued Expenses and Other Liabilities, Current	617.7	387.5
Accrued Expenses and Other Liabilities, Non-Current	45.4	33.5
Warranty [Member]
Accrued Expenses and Other Liabilities, Current	116.6	109.2
Accrued Expenses and Other Liabilities, Non-Current	13.5	13
Other Liability [Member]
Accrued Expenses and Other Liabilities, Current	314.6	239.9
Accrued Expenses and Other Liabilities, Non-Current	$ 45.9	$ 10.4

Financing (Narrative) (Details)	12 Months Ended				12 Months Ended				12 Months Ended	0 Months Ended			3 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Jan. 22, 2011 USD ( $)	Dec. 31, 2010 Liquid Yield Option Notes Due 2021 [Member] USD ( $)	Dec. 31, 2001 Liquid Yield Option Notes Due 2021 [Member] USD ( $)	Feb. 11, 2011 Liquid Yield Option Notes Due 2021 [Member]	Jan. 22, 2004 Liquid Yield Option Notes Due 2021 [Member] USD ( $)	Dec. 31, 2010 Liquid Yield Option Notes Due 2021 [Member] Supplemental Credit Facility [Member]	Jul. 21, 2006 Eurobond Notes 4.5% Due 2013 [Member] USD ( $)	Jul. 21, 2006 Eurobond Notes 4.5% Due 2013 [Member] EUR ( €)	Dec. 31, 2010 Eurobond Notes 4.5% Due 2013 [Member] USD ( $)	Dec. 31, 2007 Notes 5.625% Due 2018 [Member] USD ( $)	Dec. 31, 2010 Notes 5.625% Due 2018 [Member] USD ( $)	Apr. 03, 2009 Notes 5.4% Due 2019 [Member] USD ( $)	Dec. 31, 2010 Notes 5.4% Due 2019 [Member] USD ( $)	Dec. 31, 2010 Credit Facility [Member] USD ( $)	Dec. 31, 2010 Supplemental Credit Facility [Member] USD ( $)	Dec. 31, 2010 Euro-Denominated Commercial Paper [Member] USD ( $)	Dec. 31, 2010 US Dollar Commercial Paper [Member]
Maximum aggregate principal amount	$ 4,000,000,000
Available borrowings under the credit facility	1,525,000,000
Unsecured multicurrency revolving credit																	1,450,000,000	75,000,000
Credit facility expiration date																	April 25, 2012	May 3, 2011
Minimum ratio of consolidated indebtedness required to be maintained	0.65
Maximum ratio of consolidated indebtedness plus stockholders' equity to be maintained	1
Weighted average interest rate of short-term investments																				0.25%
Weighted average maturity period of commercial paper (in days)	11
Borrowings outstanding																			0
Principal amount of debt issued						830,000,000							500,000,000		750,000,000
Interest rate of debt instrument						2.38%							5.63%		5.40%
Debt instrument, maturity year													2018		2019
Notes issued, percentage of principal amount															99.93%
Net proceeds from borrowings		744,615,000	72,652,000			505,000,000				627,000,000	496,000,000		493,400,000		744,600,000
Fair value of debt instrument					994,000,000							705,000,000		548,000,000		834,000,000
Repayment of debt						100,000,000
Convertible portion of debt instrument						1,000,000
Number of shares converted to through one convertible bond						29.0704
Shares issued under debt conversion					2,400,000	24,000,000	5,200,000
Common stock, par value	$ 0.01	$ 0.01
Maturity date of debt									Jan 22, 2021
Accreted value of debt instrument								1,100,000
Average market price percentage for measurement period resulting in payment of contingent interest to debt instrument holders					120.00%
Price percentage of the principal amount of notes purchasable in future	101.00%
Interest payments	107,000,000	88,000,000	72,000,000		2,100,000
Principal payments due 2011	41,000,000
Principal payments due 2012	188,000,000
Principal payments due 2013	735,000,000
Principal payments due 2014	6,000,000
Principal payments due 2015	6,000,000
Principal payments due after 2015	1,849,000,000
Accreted value of exchangeable debt instrument				$ 13,000

Financing (Components of Debt) (Details)	Dec. 31, 2010 USD ( $)	Jul. 02, 2010 EUR ( €)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Eurobond Notes 4.5% Due 2013 [Member] USD ( $)	Dec. 31, 2009 Eurobond Notes 4.5% Due 2013 [Member] USD ( $)	Dec. 31, 2010 Notes 5.625% Due 2018 [Member] USD ( $)	Dec. 31, 2009 Notes 5.625% Due 2018 [Member] USD ( $)	Dec. 31, 2010 Notes 5.4% Due 2019 [Member] USD ( $)	Dec. 31, 2009 Notes 5.4% Due 2019 [Member] USD ( $)
U.S. dollar-denominated commercial paper	$ 180,000,000		$ 180,000,000
Notes				668,900,000	715,900,000	500,000,000	500,000,000	750,000,000	750,000,000
Zero-coupon liquid yield option notes due 2021 (LYONs)	573,400,000		634,200,000
Other	152,400,000		153,100,000
Total debt	2,824,700,000		2,933,200,000
Less - currently payable	40,761,000		44,186,000
Long-term debt	2,783,907,000		2,889,023,000
Guaranteed Eurobond notes 4.5% due 2013 in Euros		€ 500,000,000

Pension Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Long-term rate of return on asset assumptions	8.00%	8.00%	8.00%	8.00%
Weighted average rate of return assumption		5.25%	5.80%
Expense for all defined benefit and defined contributions pension plans		$ 126	$ 109	$ 94
Change in Pension Benefit Obligation [Member] | U.S. Pension Benefits [Member]
Benefits paid		(89)	(90.5)
Change in Pension Benefit Obligation [Member] | Non-U.S. Pension Benefits [Member]
Benefits paid		(35.5)	(37.1)
Change in Plan Assets [Member] | U.S. Pension Benefits [Member]
Employer contributions		90.5	60.7
Benefits paid		(89)	(90.5)
Change in Plan Assets [Member] | Non-U.S. Pension Benefits [Member]
Employer contributions		32.7	32.5
Benefits paid		(35.5)	(37.1)
Minimum [Member]
Long-term rate of return on asset assumptions		1.25%	0.75%
Percentage of plan assets in equity portfolios		60.00%
Maximum [Member]
Long-term rate of return on asset assumptions		7.20%	8.00%
Percentage of plan assets in equity portfolios		70.00%
Pension Benefit Plans [Member]
Unrecognized net prior service credits, before tax		(2.2)
Unrecognized net prior service credits, net of tax		(1.4)
Unrecognized actuarial losses, before tax		(510.1)
Unrecognized actuarial losses, net of tax		(332.5)
Prior service credits expected to be recognized accumulated comprehensive income in net periodic pension cost, before tax	0.3
Prior service credits expected to be recognized accumulated comprehensive income in net periodic pension cost, net of tax	0.2
Actuarial loss expected to be recognized accumulated comprehensive income in net periodic pension cost, before tax	31.8
Actuarial loss expected to be recognized accumulated comprehensive income in net periodic pension cost, net of tax	20.7
U.S. Pension Benefits [Member]
Defined benefit pension plan		90
Expected employer contributions within the next year		50
Non-U.S. Pension Benefits [Member]
Defined benefit pension plan		33
Expected employer contributions within the next year		$ 27

Pension Benefit Plans (Funded Status of the U.S. and Non-U.S. Plans) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Change in Pension Benefit Obligation [Member] U.S. Pension Benefits [Member]	Dec. 31, 2009 Change in Pension Benefit Obligation [Member] U.S. Pension Benefits [Member]	Dec. 31, 2010 Change in Pension Benefit Obligation [Member] Non-U.S. Pension Benefits [Member]	Dec. 31, 2009 Change in Pension Benefit Obligation [Member] Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 Change in Plan Assets [Member] U.S. Pension Benefits [Member]	Dec. 31, 2009 Change in Plan Assets [Member] U.S. Pension Benefits [Member]	Dec. 31, 2010 Change in Plan Assets [Member] Non-U.S. Pension Benefits [Member]	Dec. 31, 2009 Change in Plan Assets [Member] Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2009 U.S. Pension Benefits [Member]	Dec. 31, 2010 Non-U.S. Pension Benefits [Member]	Dec. 31, 2009 Non-U.S. Pension Benefits [Member]	Dec. 31, 2010 Post Retirement Medical Benefits [Member]	Dec. 31, 2009 Post Retirement Medical Benefits [Member]
Benefit obligation at beginning of year			$ 1,309.3	$ 1,275.1	$ 646.1	$ 607.6									$ 104.8	$ 122.4
Service cost			2.2	2	12.3	13.2					2.2	2	12.3	13.2	0.9	0.8
Interest cost			71.1	75.9	30.4	31					71.1	75.9	30.4	31	6.3	6.5
Employee contributions					2.8	3.1			2.8	3.1					1.8	1.7
Amendments, settlements, and curtailments					(0.4)	(6.2)
Benefits paid and other			(89)	(90.5)	(35.5)	(37.1)	(89)	(90.5)	(35.5)	(37.1)					(14.4)	(13.7)
Acquisitions			56.5		8.8	6.4
Actuarial loss (gain)			32.3	46.8	29.7	(5)									23.8	(9.4)
Foreign exchange rate impact					(8.8)	33.1			4.2	24.4
Benefit obligation at end of year			1,382.4	1,309.3	685.4	646.1									123.7	104.8
Fair value of plan assets at beginning of year	1,480.3	1,291.1					916.4	821	374.7	315.6
Actual return on plan assets							109.9	125.2	28	36.7
Employer contributions							90.5	60.7	32.7	32.5
Plan settlements									(0.5)	(6)
Acquisitions							45.8		0.3	5.5
Fair value of plan assets at end of year	1,480.3	1,291.1					1,073.6	916.4	406.7	374.7
Funded status											(308.8)	(392.9)	(278.7)	(271.4)
Accrued contribution
Accrued benefit cost											$ (308.8)	$ (392.9)	$ (278.7)	$ (271.4)

Pension Benefit Plans (Weighted Average Assumptions Used to Determine Benefit Obligations) (Details) (Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits [Member]
Discount rate	5.20%	5.75%
Rate of compensation increase	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Discount rate	4.70%	5.10%
Rate of compensation increase	3.00%	3.10%

Pension Benefit Plans (Components of Net Periodic Pension Cost) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
U.S. Pension Benefits [Member]
Service cost	$ 2.2	$ 2
Interest cost	71.1	75.9
Expected return on plan assets	(83)	(84.1)
Amortization of net loss	19.7	9.6
Net periodic pension (benefit) cost	10	3.4
Non-U.S. Pension Benefits [Member]
Service cost	12.3	13.2
Interest cost	30.4	31
Expected return on plan assets	(19)	(18.8)
Amortization of prior service credit	(0.3)	(0.3)
Amortization of net loss	1.2	3.3
Curtailment and settlement losses recognized		1.4
Net periodic pension (benefit) cost	$ 24.6	$ 29.8

Pension Benefit Plans (Weighted Average Assumptions Used to Determine Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Expected long-term return on plan assets	8.00%	8.00%	8.00%	8.00%
Benefit Obligations [Member] | U.S. Pension Benefits [Member]
Discount rate		5.20%	5.75%
Rate of compensation increase		4.00%	4.00%
Benefit Obligations [Member] | Non-U.S. Pension Benefits [Member]
Discount rate		4.70%	5.10%
Rate of compensation increase		3.00%	3.10%
Net Periodic Pension Cost [Member] | U.S. Pension Benefits [Member]
Discount rate		5.75%	6.25%
Expected long-term return on plan assets		8.00%	8.00%
Rate of compensation increase		4.00%	4.00%
Net Periodic Pension Cost [Member] | Non-U.S. Pension Benefits [Member]
Discount rate		5.10%	5.15%
Expected long-term return on plan assets		5.25%	5.80%
Rate of compensation increase		3.05%	3.10%

Pension Benefit Plans (Fair Values of Pension Plan Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Cash [Member]	Dec. 31, 2009 Cash [Member]	Dec. 31, 2010 Cash [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Cash [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Common Stock [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Common Stock [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Common Stock [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2008 Common Stock [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Preferred Stock [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Corporate Bonds [Member]	Dec. 31, 2009 Corporate Bonds [Member]	Dec. 31, 2010 Corporate Bonds [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Corporate Bonds [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Government Issued [Member]	Dec. 31, 2009 Government Issued [Member]	Dec. 31, 2010 Government Issued [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Government Issued [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Mutual Funds [Member]	Dec. 31, 2009 Mutual Funds [Member]	Dec. 31, 2010 Mutual Funds [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Mutual Funds [Member] Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Mutual Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Mutual Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Common/Collective Trusts [Member]	Dec. 31, 2009 Common/Collective Trusts [Member]	Dec. 31, 2010 Common/Collective Trusts [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Common/Collective Trusts [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Venture Capital and Partnerships [Member]	Dec. 31, 2009 Venture Capital and Partnerships [Member]	Dec. 31, 2010 Venture Capital and Partnerships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Venture Capital and Partnerships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2008 Venture Capital and Partnerships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2010 Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2008 Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Insurance Contracts [Member]	Dec. 31, 2009 Insurance Contracts [Member]	Dec. 31, 2010 Insurance Contracts [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Insurance Contracts [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2009 Quoted Prices in Active Market (Level 1) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2008 Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets	$ 1,480.3	$ 1,291.1	$ 16.8	$ 16.3	$ 16.8	$ 16.3	$ 376.9	$ 329.5	$ 376.2	$ 323.1	$ 0.7	$ 6.4	$ 10.8	$ 13.1	$ 9.5	$ 13.1	$ 9.5	$ 92.4	$ 107.7	$ 92.4	$ 107.7	$ 49.7	$ 53	$ 49.7	$ 53	$ 359.8	$ 280.4	$ 348.4	$ 267.9	$ 11.4	$ 12.5	$ 372.7	$ 317.5	$ 372.7	$ 317.5	$ 62.6	$ 52.2	$ 62.6	$ 52.2	$ 49.6	$ 101.7	$ 100.2	$ 101.7	$ 100.2	$ 111.9	$ 34.6	$ 24.8	$ 34.6	$ 24.8	$ 896.6	$ 777.5	$ 418.7	$ 354.8	$ 165	$ 158.8	$ 172.3

Pension Benefit Plans (Summary of Changes in Fair Value of Level 3 Investments) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Common Stock [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Venture Capital and Partnerships [Member]	Dec. 31, 2009 Venture Capital and Partnerships [Member]	Dec. 31, 2010 Venture Capital and Partnerships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Venture Capital and Partnerships [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2010 Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets at beginning of year	$ 1,480.3	$ 1,291.1	$ 376.9	$ 329.5	$ 6.4	$ 10.8	$ 62.6	$ 52.2	$ 52.2	$ 49.6	$ 101.7	$ 100.2	$ 100.2	$ 111.9	$ 158.8	$ 172.3
Actual return on plan assets relating to assets sold during the period					(0.1)	(0.7)			(1)						(1.1)	(0.7)
Actual return on plan assets relating to assets still held at end of period					0.5	2.3			1.9	(4.6)			(0.7)	(14.9)	1.7	(17.2)
Acquisitions									9.9						9.9
Purchases, sales, issuances, and settlements (net)					(6.1)	(6)			(0.4)	7.2			2.2	3.2	(4.3)	4.4
Fair value of plan assets at end of year	$ 1,480.3	$ 1,291.1	$ 376.9	$ 329.5	$ 0.7	$ 6.4	$ 62.6	$ 52.2	$ 62.6	$ 52.2	$ 101.7	$ 100.2	$ 101.7	$ 100.2	$ 165	$ 158.8

Pension Benefit Plans (Benefit Payments) (Details) (USD $) In Millions	Dec. 31, 2010
2011	$ 125.4
2012	133.8
2013	131.4
2014	132.3
2015	135
2016-2020	691.4
U.S. Pension Benefits [Member]
2011	95.1
2012	99
2013	98.7
2014	99.4
2015	100.4
2016-2020	506.8
Non-U.S. Pension Benefits [Member]
2011	30.3
2012	34.8
2013	32.7
2014	32.9
2015	34.6
2016-2020	$ 184.6

Other Post Retirement Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pension Benefit Plans [Member]	Dec. 31, 2010 Pension Benefit Plans [Member]	Dec. 31, 2011 Post Retirement Medical Benefits [Member]	Dec. 31, 2010 Post Retirement Medical Benefits [Member]	Dec. 31, 2009 Post Retirement Medical Benefits [Member]
Long-term accrued post retirement liability	$ 111	$ 94.2
Unrecognized net prior service credits, before tax				2.2		20
Unrecognized net prior service credits, net of tax				1.4		12.5
Unrecognized actuarial losses, before tax				510.1		42.1
Unrecognized actuarial losses, net of tax				332.5		26.3
Medical trend rate used to determine the post retirement benefit obligation						7.90%	8.10%
Year that the medical trend rate will reach the ultimate rate						2029
Ultimate medical trend rate used to determine the post retirement benefit obligation	4.50%					4.50%	4.50%
Prior service credits expected to be recognized as accumulated comprehensive income in net periodic pension cost, before tax			0.3		5.7
Prior service credits expected to be recognized as accumulated comprehensive income in net periodic pension cost, net of tax			0.2		3.6
Actuarial loss expected to be recognized as accumulated comprehensive income in net periodic pension cost, before tax			31.8		3.5
Actuarial loss expected to be recognized as accumulated comprehensive income in net periodic pension cost, net of tax			$ 20.7		$ 2.2

Other Post Retirement Employee Benefit Plans (Funded Status of Domestic Plans) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Post Retirement Medical Benefits [Member]	Dec. 31, 2009 Post Retirement Medical Benefits [Member]
Benefit obligation at beginning of year			$ 104.8	$ 122.4
Service cost			0.9	0.8
Interest cost			6.3	6.5
Amendments and other			0.5	(3.5)
Actuarial loss (gain)			23.8	(9.4)
Retiree contributions			1.8	1.7
Benefits paid			(14.4)	(13.7)
Benefit obligation at end of year			123.7	104.8
Fair value of plan assets	1,480.3	1,291.1
Funded status / accrued benefit cost			$ (123.7)	$ (104.8)

Other Post Retirement Employee Benefit Plans (Weighted Average Assumptions Used to Determine Benefit Obligations) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Post Retirement Medical Benefits [Member]	Dec. 31, 2009 Post Retirement Medical Benefits [Member]
Discount rate		5.20%	5.75%
Medical trend rate - initial		7.90%	8.10%
Medical trend rate - grading period		18 years	19 years
Medical trend rate - ultimate	4.50%	4.50%	4.50%
Year that the medical trend rate will reach the ultimate rate		2029

Other Post Retirement Employee Benefit Plans (Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates) (Details) (Post Retirement Medical Benefits [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Effect on the total of service and interest cost components, 1% Point Increase	$ 0.3
Effect on the total of service and interest cost components, 1% Point Decrease	(0.3)
Effect on post retirement medical benefit obligation, 1% Point Increase	7.7
Effect on post retirement medical benefit obligation, 1% Point Decrease	$ (6.9)

Other Post Retirement Employee Benefit Plans (Components of Net Periodic Benefit Cost) (Details) (Post Retirement Medical Benefits [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Service cost	$ 0.9	$ 0.8
Interest cost	6.3	6.5
Amortization of loss	(2.3)	(1.6)
Amortization of prior service credit	(7.9)	(7.9)
Curtailment/settlement (gain)		(1.1)
Net periodic benefit cost	$ 1.6	$ (0.1)

Other Post Retirement Employee Benefit Plans (Benefit Payments) (Details) (USD $) In Millions	Dec. 31, 2010
2011	$ 125.4
2012	133.8
2013	131.4
2014	132.3
2015	135
2016-2020	691.4
Post Retirement Medical Benefits [Member]
2011	12.7
2012	12
2013	11.4
2014	11.1
2015	11
2016-2020	$ 50

Leases and Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases and Commitments
Future minimum rental payments for operating leases in 2011	$ 122
Future minimum rental payments for operating leases in 2012	92
Future minimum rental payments for operating leases in 2013	68
Future minimum rental payments for operating leases in 2014	51
Future minimum rental payments for operating leases in 2015	41
Future minimum rental payments for operating leases, thereafter	79
Rent expense for operating leases	$ 147	$ 133	$ 107
Warranty period terms minimum, days	90

Leases and Commitments (Warranty Accrual) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Leases and Commitments
Beginning balance	$ 122.2	$ 104.9
Accruals for warranties issued during the period	119.8	104.9
Settlements made	(115.1)	(94.7)
Additions due to acquisitions	9.6	4.6
Amount transferred to Apex joint venture	(6.1)
Effect of foreign currency translation	(0.3)	2.5
Ending balance	$ 130.1	$ 122.2

Income Taxes from Continuing Operations (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Effective tax rate		23.20%	18.50%	24.20%
Net discrete tax benefits		$ 11,500,000	$ 97,000,000
Net discrete tax benefits per diluted share		$ 0.02	$ 0.15
Reduction in tax provision due to research and experimentation	15,000,000
Income tax payments		282,000,000	283,000,000	390,000,000
Tax benefit due to exercise of employee stock option		57,000,000	53,000,000	18,000,000
Net operating loss carryforwards	226,000,000	226,000,000
Operating loss carryforwards, valuation allowances	264,000,000	264,000,000
Deferred tax assets, valuation allowance	283,900,000	283,900,000	159,400,000
The total amount of unrecognized tax benefits that, if recognized, would not effect the effective tax rate	101,000,000	101,000,000
Gross unrecognized tax benefits	517,500,000	517,500,000	439,300,000	446,900,000	475,100,000
Unrecognized tax benefits, net of offsetting indirect tax benefits		402,000,000	361,000,000
Potential interest and penalties	84,000,000	84,000,000	81,000,000
Recognized potential interest and penalties		25,000,000	18,000,000	19,000,000
Estimated reduction in unrecognized tax benefits within twelve months	145,000,000	145,000,000
Undistributed earnings from foreign subsidiaries	6,500,000,000	6,500,000,000
General Business [Member]
Operating loss carryforwards, valuation allowances	2,000,000	2,000,000
Tax credit carryforwards	279,000,000	279,000,000
Deferred tax assets, valuation allowance	18,000,000	18,000,000
U.S. entities [Member]
Net deferred tax liabilities	525,000,000	525,000,000	484,000,000
Non U.S. entities [Member]
Net deferred tax assets	$ 172,000,000	$ 172,000,000	$ 192,000,000

Income Taxes from Continuing Operations (Schedule of Provision for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes from Continuing Operations
Federal U.S. - Current	$ 377,300,000	$ 285,700,000	$ 187,200,000
Non - U.S. - Current	88,800,000	100,200,000	175,200,000
State and local - Current	24,100,000	22,000,000	14,500,000
Federal U.S. - Deferred	44,700,000	(40,200,000)	90,600,000
Non - U.S. - Deferred	(12,400,000)	(119,900,000)	(66,100,000)
State and Local - Deferred	5,000,000	5,500,000	3,100,000
Income tax provision	$ 527,460,000	$ 253,291,000	$ 404,496,000

Income Taxes from Continuing Operations (Schedule of Deferred Income Taxes) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes from Continuing Operations
Bad debt allowance	$ 46.1	$ 35.3
Inventories	74.5	76.9
Property, plant and equipment	(69.5)	(54.1)
Pension and postretirement benefits	173.7	191.8
Insurance, including self - insurance	(55.3)	(37)
Basis difference in LYONs	(151.3)	(146.6)
Goodwill and other intangibles	(1,098.1)	(947.1)
Environmental and regulatory compliance	30.8	33.2
Other accruals and prepayments	303.3	289.2
Deferred service income	(180.9)	(155.5)
Stock compensation expense	97.9	89.4
Tax credit and loss carryforwards	787.1	514.1
Unrealized gains on marketable securities	(42.5)	(29.3)
Other accounts	15.2	7.8
Valuation allowance	(283.9)	(159.4)
Net deferred tax liability	$ (352.9)	$ (291.3)

Income Taxes from Continuing Operations (Reconciliation of Statutory Federal Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes from Continuing Operations
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes (net of Federal income tax benefit)	1.40%	1.60%	0.80%
Foreign income taxed at different statutory rates	(10.30%)	(12.30%)	(11.60%)
Resolution of uncertain tax positions / statute expirations	(0.60%)	(7.10%)	(0.10%)
Acquisition costs		0.60%
Research and experimentation credits and other	(0.20%)	0.70%	0.10%
Joint venture formation	(2.10%)
Effective income tax rate	23.20%	18.50%	24.20%

Income Taxes from Continuing Operations (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes from Continuing Operations
Unrecognized tax benefits, beginning of year	$ 439.3	$ 446.9	$ 475.1
Additions based on tax positions related to the current year	62.2	33.4	48.6
Additions for tax positions of prior years	101.8	82.3	25.1
Reductions for tax position of prior years	(50)	(11.8)	(47.5)
Acquisitions	5.7	3
Lapse of statute of limitations	(32.8)	(104.5)	(2.8)
Settlements	(4.9)	(21.6)	(26.4)
Effect of foreign currency translation	(3.8)	11.6	(25.2)
Unrecognized tax benefits, end of year	$ 517.5	$ 439.3	$ 446.9

Earnings Per Share (EPS) (Narrative) (Details) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share (EPS)
Options excluded from diluted earnings per share calculation (anti-dilutive)	0	4.8	10.3

Earnings Per Share (EPS) (Components of Basic and Diluted Earnings Per Share) (Details) (USD $) In Millions, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2009	Oct. 02, 2009	Jul. 03, 2009	Apr. 03, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share (EPS)
Basic EPS, Net earnings									$ 1,748	$ 1,113.6	$ 1,266.5
Basic EPS, Shares									653,194,000	641,530,000	638,722,000
Basic EPS of continuing operations, Per Share Amount	$ 0.7	$ 0.97	$ 0.55	$ 0.45	$ 0.4	$ 0.54	$ 0.44	$ 0.36	$ 2.68	$ 1.74	$ 1.98
Adjustment for interest on convertible debentures, Net earnings									10.6	10.3	10.4
Incremental shares from assumed exercise of dilutive options and RSUs, Shares									9,000,000	6,000,000	9,000,000
Incremental shares from assumed conversion of the convertible debentures, Shares									21,100,000	24,000,000	24,000,000
Diluted EPS, Net earnings									$ 1,758.6	$ 1,123.9	$ 1,276.9
Diluted EPS, Shares									683,275,000	671,484,000	671,726,000
Diluted EPS of continuing operations, Per Share Amount	$ 0.67	$ 0.93	$ 0.53	$ 0.43	$ 0.38	$ 0.52	$ 0.42	$ 0.35	$ 2.58	$ 1.67	$ 1.9

Stock Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 11, 2010
Stock Transactions
Stock split ratio	two-for-one
Repurchase of common stock authorized				20,000,000
Stock to be repurchased	20,000,000
Repurchase of common stock	0	0	2,760,000
Purchase of Company common stock in open market at cost			$ 74,000,000
Additional shares authorized to be issued under the 2007 Stock Incentive Plan		14,000,000
Total number of authorized shares to be issued under the 2007 Stock Incentive Plan	38,000,000
Maximum number of authorized shares grantable in any form other than stock options or stock appreciation rights.	12,000,000
Stock options vesting period, years	5
Stock option term, years	10
Vesting period of restricted shares issued under Tektronix 2005 Stock Incentive Plan, in years	five
Common shares reserved for issuance under the 2007 Stock Incentive Plan	17,300,000
Total unrecognized compensation cost related to RSUs	99,000,000
Weighted average period expected for restricted shares to be recognized (in years)	3
Total unrecognized compensation cost related to stock options	131,000,000
Weighted average period expected for stock options to be recognized (in years)	2
Aggregate intrinsic value of options exercised	151,000,000	151,000,000	64,000,000
Cash receipts due to exercise of options	134,000,000	120,000,000	60,000,000
Recognition of excess tax benefits from exercise of employee stock options	49,000,000	53,000,000	20,000,000
Tax benefit related to the vesting of restricted stock units	27,000,000	3,500,000	3,500,000
Total number of shares withheld sufficient to fund minimum tax withholding requirements related to the vesting of restricted stock units	765,000	104,000
Total value of shares withheld sufficient to fund minimum tax withholding requirements related to the vesting of restricted stock units	$ 29,000,000	$ 3,000,000

Stock Transactions (Assumptions Used in the Black-Scholes Model to Value Options Granted) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average volatility	28.00%	31.00%	27.00%
Dividend yield	0.20%	0.20%	0.20%
Minimum [Member]
Risk-free interest rate	1.39%	2.08%	2.75%
Expected years until exercise	6	6	6
Maximum [Member]
Risk-free interest rate	3.41%	3.68%	3.80%
Expected years until exercise	8.5	9.5	9.5

Stock Transactions (Summary of the Components of the Share-Based Compensation Program) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Transactions
Pre-tax compensation expense, restricted shares	$ 32,200,000	$ 29,100,000	$ 25,100,000
Tax benefit, restricted shares	(12,000,000)	(10,800,000)	(8,800,000)
Restricted stock unit and restricted share expense, net of tax	20,200,000	18,300,000	16,300,000
Pre-tax compensation expense, stock options	55,900,000	58,200,000	60,900,000
Tax benefit, stock options	(16,500,000)	(18,000,000)	(16,800,000)
Stock option expense, net of tax	39,400,000	40,200,000	44,100,000
Pre-tax compensation expense	88,122,000	87,350,000	86,000,000
Tax benefit	(28,500,000)	(28,800,000)	(25,600,000)
Total share-based compensation expense, net of tax	$ 59,600,000	$ 58,500,000	$ 60,400,000

Stock Transactions (Option Activity Under the Company's Stock Plans) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Transactions
Outstanding at beginning of year, shares	38,794	44,168	44,456
Outstanding at beginning of year, weighted average exercise price	$ 27.57	$ 25.25	$ 23.14
Granted, shares	4,425	5,120	6,040
Granted, weighted average exercise price	$ 38.26	$ 28.59	$ 38.95
Exercised, shares	(7,028)	(8,642)	(3,578)
Exercised, weighted average exercise price	$ 19.49	$ 14.28	$ 18.92
Cancelled, shares	(1,371)	(1,852)	(2,750)
Cancelled, weighted average exercise price	$ 33.62	$ 37.15	$ 29.47
Outstanding at end of year, shares	34,820	38,794	44,168
Outstanding at end of year, weighted average exercise price	$ 30.31	$ 27.57	$ 25.25
Outstanding at end of year, weighted average remaining contractual term (in years)	6
Outstanding at end of year, aggregate intrinsic value	$ 587,113
Vested and Expected to Vest at December 31, 2010, shares	33,887
Vested and Expected to Vest at December 31, 2010, weighted average exercise price	$ 30.14
Vested and Expected to Vest at December 31, 2010, weighted average remaining contractual term (in years)	6
Vested and Expected to Vest at December 31, 2010, aggregate intrinsic value	576,570
Exercisable at December 31, 2010, shares	18,436
Exercisable at December 31, 2010, weighted average exercise price	$ 26.12
Exercisable at December 31, 2010, weighted average remaining contractual term (in years)	4
Exercisable at December 31, 2010, aggregate intrinsic value	$ 382,295

Stock Transactions (Summary of Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
$11.47 to $18.12 [Member]
Options, Exercise Price, lower range limit	$ 11.47
Options, Exercise Price, upper range limit	$ 18.12
Outstanding, Shares	4,131
Outstanding, Average Exercise Price	$ 16.16
Outstanding, Average Remaining Life, in years	2
Exercisable, Shares	4,112
Exercisable, Average Exercise Price	$ 16.17
$18.13 to $24.78 [Member]
Options, Exercise Price, lower range limit	$ 18.13
Options, Exercise Price, upper range limit	$ 24.78
Outstanding, Shares	3,062
Outstanding, Average Exercise Price	$ 20.95
Outstanding, Average Remaining Life, in years	2
Exercisable, Shares	3,061
Exercisable, Average Exercise Price	$ 20.95
$24.79 to $31.44 [Member]
Options, Exercise Price, lower range limit	$ 24.79
Options, Exercise Price, upper range limit	$ 31.44
Outstanding, Shares	11,513
Outstanding, Average Exercise Price	$ 28.28
Outstanding, Average Remaining Life, in years	6
Exercisable, Shares	5,629
Exercisable, Average Exercise Price	$ 27.5
$31.45 to $38.10 [Member]
Options, Exercise Price, lower range limit	$ 31.45
Options, Exercise Price, upper range limit	$ 38.1
Outstanding, Shares	10,406
Outstanding, Average Exercise Price	$ 35.76
Outstanding, Average Remaining Life, in years	7
Exercisable, Shares	4,097
Exercisable, Average Exercise Price	$ 34.32
$38.11 to $44.70 [Member]
Options, Exercise Price, lower range limit	$ 38.11
Options, Exercise Price, upper range limit	$ 44.7
Outstanding, Shares	5,708
Outstanding, Average Exercise Price	$ 39.72
Outstanding, Average Remaining Life, in years	8
Exercisable, Shares	1,537
Exercisable, Average Exercise Price	$ 39.31

Stock Transactions (Unvested RSUs and Restricted Shares Outstanding) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Transactions
Unvested at beginning of year, number of RSUs/restricted shares	5,580	4,128	4,162
Unvested at beginning of year, weighted-average grant-date fair value	$ 29.53	$ 30.29	$ 29.98
Forfeited, number of RSUs/restricted shares	(309)	(166)	(220)
Forfeited, weighted-average grant-date fair value	$ 34.37	$ 34.21	$ 35.81
Vested, number of RSUs/restricted shares	(1,877)	(296)	(272)
Vested, weighted-average grant-date fair value	$ 25.19	$ 31.42	$ 33.76
Granted, number of RSUs/restricted shares	1,759	1,914	458
Granted, weighted-average grant-date fair value	$ 38.17	$ 28.6	$ 37.77
Unvested at end of year, number of RSUs/restricted shares	5,153	5,580	4,128
Unvested at end of year, weighted-average grant-date fair value	$ 33.77	$ 29.53	$ 30.29

Restructuring and Other Related Charges (Narrative) (Details) (USD $) In Millions, except Per Share data	3 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2009	Dec. 31, 2008
Pre-tax restructuring and other related charges	$ 82	$ 238.5
After-tax restructuring and other related charges	61.5	144.4
After-tax restructuring and other related charges per diluted share	$ 0.09	$ 0.22
Charges incurred in on-going restructuring actions		46.2
Employee severance and related charges		204	72
Facility exit and other related charges		35	10
Cash Charges [Member]
Pre-tax restructuring and other related charges		228.1	76.3
Non-Cash Charges [Member]
Pre-tax restructuring and other related charges		10.4	5.7
Pursuant to Plans [Member]
Pre-tax restructuring and other related charges		$ 192.3

Restructuring and Other Related Charges (Restructuring and Other Related Charges by Segment) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Restructuring charges cost incurred	$ 238.5	$ 82
Test & Measurement [Member]
Restructuring charges cost incurred	67.7	10.7
Environmental [Member]
Restructuring charges cost incurred	31.7	18.9
Life Sciences & Diagnostics [Member]
Restructuring charges cost incurred	16.7	6.6
Dental [Member]
Restructuring charges cost incurred	43.8	19.5
Industrial Technologies [Member]
Restructuring charges cost incurred	54.6	23.3
Businesses Contributed to Apex Joint Venture [Member]
Restructuring charges cost incurred	17.1	2.3
Discontinued Operations [Member]
Restructuring charges cost incurred	$ 6.9	$ 0.7

Restructuring and Other Related Charges (The Accrual Balance and Utilization of Restructuring Cost) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring Charges Opening Balance	$ 118.9	$ 55.3
Restructuring Charges Cost Incurred		238.5	82
Restructuring Charges Cost Incurred Attributable to Discontinued Operations		231.6
Restructuring Charges Paid/Settled	(106.9)	(168)
Restructuring Charges Closing Balance	12	118.9	55.3
Employee Severance and Related [Member]
Restructuring Charges Opening Balance	105	52.7
Restructuring Charges Cost Incurred		203.9
Restructuring Charges Paid/Settled	(96.4)	(151.6)
Restructuring Charges Closing Balance	8.6	105
Facility Exit and Related [Member]
Restructuring Charges Opening Balance	16.6	2.6
Restructuring Charges Cost Incurred		34.6
Restructuring Charges Paid/Settled	(13.2)	(20.6)
Restructuring Charges Closing Balance	3.4	16.6
Restructuring [Member]
Restructuring Charges Opening Balance	121.6	55.3
Restructuring Charges Cost Incurred		238.5
Restructuring Charges Paid/Settled	(109.6)	(172.2)
Restructuring Charges Closing Balance	12	121.6
Discontinued Operations [Member]
Restructuring Charges Opening Balance	(2.7)
Restructuring Charges Cost Incurred		(6.9)
Restructuring Charges Paid/Settled	2.7	4.2
Restructuring Charges Closing Balance		$ (2.7)

Restructuring and Other Related Charges (Restructuring and Other Related Charges Recognized in Statements of Earnings) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cost of sales	$ 6,338,278,000	$ 5,647,796,000	$ 6,475,018,000
Selling, general and administrative expenses	3,630,314,000	3,144,623,000	3,304,103,000
Attributable to discontinued operations	44,953,000	38,153,000	51,136,000
Restructuring charges, cost incurred		238,500,000	82,000,000
Restructuring [Member]
Cost of sales		117,300,000	32,700,000
Selling, general and administrative expenses		114,300,000	48,600,000
Attributable to discontinued operations		$ 6,900,000	$ 700,000

Other Income (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2009	Oct. 02, 2009	Jul. 03, 2009	Apr. 03, 2009	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Earnings per share, Diluted	$ 0.69	$ 0.95	$ 0.55	$ 0.45	$ 0.4	$ 0.53	$ 0.44	$ 0.36	$ 2.64	[1]	$ 1.73	$ 1.98
Common Stock [Member] | Ormco Corporation [Member]
Proceeds from legal settlement received, in shares						7.6
Settlement of Litigation Claims [Member] | Ormco Corporation [Member]
Earnings per share, Diluted						$ 0.08
Pre-tax gain recorded from litigation claims received						$ 85
After-tax gain recorded from litigation claims received						53
Ormco Corporation [Member]
Receipt of cash from legal settlements						$ 13
Ownership interest, percentage						10.00%

[1]	Earnings per share amounts do not add due to rounding.

Segment Data (Segment Results) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2009	Oct. 02, 2009	Jul. 03, 2009	Apr. 03, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total Sales	$ 3,507,800,000	$ 3,092,800,000	$ 3,217,400,000	$ 3,007,800,000	$ 3,036,400,000	$ 2,660,800,000	$ 2,570,700,000	$ 2,527,600,000	$ 12,825,843,000	$ 10,795,468,000	$ 12,262,604,000
Operating Profit	604,300,000	553,100,000	517,800,000	421,500,000	379,300,000	452,300,000	326,200,000	323,800,000	2,096,695,000	1,481,584,000	1,787,457,000
Identifiable Assets	22,217,130,000				19,595,420,000				22,217,130,000	19,595,420,000	17,490,000,000
Liabilities	8,444,400,000				7,965,200,000				8,444,400,000	7,965,200,000	7,681,600,000
Depreciation and Amortization									391,000,000	335,000,000	332,600,000
Capital Expenditures, Gross									210,200,000	180,900,000	187,100,000
Test & Measurement [Member]
Total Sales									2,832,900,000	2,221,300,000	2,805,000,000
Operating Profit									572,900,000	301,400,000	490,400,000
Identifiable Assets	5,322,900,000				4,577,700,000				5,322,900,000	4,577,700,000	4,386,600,000
Liabilities	1,416,600,000				995,400,000				1,416,600,000	995,400,000	818,500,000
Depreciation and Amortization									107,700,000	93,500,000	90,600,000
Capital Expenditures, Gross									35,600,000	25,300,000	18,200,000
Environmental [Member]
Total Sales									2,738,000,000	2,418,700,000	2,413,200,000
Operating Profit									564,300,000	471,000,000	477,300,000
Identifiable Assets	2,634,900,000				2,591,300,000				2,634,900,000	2,591,300,000	2,432,500,000
Liabilities	709,500,000				696,000,000				709,500,000	696,000,000	493,200,000
Depreciation and Amortization									45,900,000	43,100,000	41,500,000
Capital Expenditures, Gross									25,400,000	22,800,000	24,900,000
Life Sciences & Diagnostics [Member]
Total Sales									2,298,300,000	1,484,900,000	1,481,500,000
Operating Profit									227,900,000	179,600,000	193,200,000
Identifiable Assets	4,071,700,000				2,609,500,000				4,071,700,000	2,609,500,000	2,775,600,000
Liabilities	1,031,300,000				787,100,000				1,031,300,000	787,100,000	818,300,000
Depreciation and Amortization									90,700,000	56,600,000	53,700,000
Capital Expenditures, Gross									49,600,000	25,700,000	29,900,000
Dental [Member]
Total Sales									1,824,600,000	1,657,000,000	1,795,500,000
Operating Profit									203,300,000	215,900,000	177,300,000
Identifiable Assets	4,120,200,000				3,947,800,000				4,120,200,000	3,947,800,000	3,414,000,000
Liabilities	885,700,000				894,500,000				885,700,000	894,500,000	703,400,000
Depreciation and Amortization									81,700,000	71,300,000	69,800,000
Capital Expenditures, Gross									31,800,000	28,500,000	31,800,000
Industrial Technologies [Member]
Total Sales									2,816,400,000	2,405,700,000	3,036,100,000
Operating Profit									560,400,000	339,400,000	469,100,000
Identifiable Assets	3,118,200,000				3,003,900,000				3,118,200,000	3,003,900,000	3,005,500,000
Liabilities	773,400,000				721,000,000				773,400,000	721,000,000	761,600,000
Depreciation and Amortization									54,200,000	54,700,000	61,700,000
Capital Expenditures, Gross									54,500,000	42,100,000	42,200,000
Businesses Contributed to Apex Joint Venture [Member]
Total Sales									315,600,000	607,900,000	731,300,000
Operating Profit									41,500,000	63,900,000	68,200,000
Identifiable Assets					399,000,000					399,000,000	494,800,000
Liabilities					142,600,000					142,600,000	189,400,000
Depreciation and Amortization									6,200,000	13,800,000	14,000,000
Capital Expenditures, Gross									6,900,000	9,400,000	14,900,000
Equity Method Earnings Subsequent to JV Formation [Member]
Operating Profit									22,800,000
Other [Member]
Operating Profit									(96,400,000)	(89,600,000)	(88,000,000)
Identifiable Assets	2,949,200,000				2,466,200,000				2,949,200,000	2,466,200,000	981,000,000
Liabilities	3,627,900,000				3,728,600,000				3,627,900,000	3,728,600,000	3,897,200,000
Depreciation and Amortization									4,600,000	2,000,000	1,300,000
Capital Expenditures, Gross									$ 6,400,000	$ 27,100,000	$ 25,200,000

Segment Data (Schedule of Operations in Geographical Areas) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2009	Oct. 02, 2009	Jul. 03, 2009	Apr. 03, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total Sales	$ 3,507,800,000	$ 3,092,800,000	$ 3,217,400,000	$ 3,007,800,000	$ 3,036,400,000	$ 2,660,800,000	$ 2,570,700,000	$ 2,527,600,000	$ 12,825,843,000	$ 10,795,468,000	$ 12,262,604,000
Long-lived assets									$16,174.2	$14,059.5	$12,989.0
Sales originating outside the U.S.									7,057,400,000	5,730,700,000	6,613,600,000
United States [Member]
Total Sales									6,267,100,000	5,633,200,000	6,363,500,000
Long-lived assets									$10,001.9	$8,592.4	$8,101.3
Germany [Member]
Total Sales									1,669,900,000	1,475,400,000	1,798,300,000
Long-lived assets									1,398.9	1,488.2	1,553.8
China [Member]
Total Sales									937,600,000	702,300,000	771,900,000
United Kingdom [Member]
Total Sales									449,400,000	361,700,000	470,400,000
Long-lived assets									608.2	530.7	467.8
Other [Member]
Total Sales									3,501,800,000	2,622,900,000	2,858,500,000
Long-lived assets									4,165.2	3,448.2	2,866.1
Test & Measurement [Member]
Total Sales									2,832,900,000	2,221,300,000	2,805,000,000
Sales originating outside the U.S.									1,381,200,000	1,111,600,000	1,458,600,000
Environmental [Member]
Total Sales									2,738,000,000	2,418,700,000	2,413,200,000
Sales originating outside the U.S.									1,451,400,000	1,233,500,000	1,303,100,000
Life Sciences & Diagnostics [Member]
Total Sales									2,298,300,000	1,484,900,000	1,481,500,000
Sales originating outside the U.S.									1,596,900,000	1,089,800,000	1,096,300,000
Dental [Member]
Total Sales									1,824,600,000	1,657,000,000	1,795,500,000
Sales originating outside the U.S.									1,047,100,000	941,000,000	1,005,500,000
Industrial Technologies [Member]
Total Sales									2,816,400,000	2,405,700,000	3,036,100,000
Sales originating outside the U.S.									1,510,500,000	1,230,300,000	1,589,200,000
Businesses Contributed to Apex Joint Venture [Member]
Total Sales									315,600,000	607,900,000	731,300,000
Sales originating outside the U.S.									$ 70,300,000	$ 124,500,000	$ 160,900,000

Segment Data (Sales by Major Product Group) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2009	Oct. 02, 2009	Jul. 03, 2009	Apr. 03, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Total Sales	$ 3,507,800	$ 3,092,800	$ 3,217,400	$ 3,007,800	$ 3,036,400	$ 2,660,800	$ 2,570,700	$ 2,527,600	$ 12,825,843	$ 10,795,468	$ 12,262,604
Analytical and Physical Instrumentation [Member]
Total Sales									5,206,000	4,364,900	4,925,200
Medical and Dental Products [Member]
Total Sales									4,122,900	3,141,900	3,277,000
Motion and Industrial Automation Controls [Member]
Total Sales									1,617,400	1,206,500	1,720,700
Mechanics and Related Hand Tools [Member]
Total Sales									590,900	843,800	891,300
Product Identification [Member]
Total Sales									818,400	780,200	872,400
Aerospace and Defense [Member]
Total Sales									312,700	305,700	260,700
All Other [Member]
Total Sales									157,500	152,500	315,300
Total Sales by Major Product Group [Member]
Total Sales									$ 12,825,800	$ 10,795,500	$ 12,262,600

Quarterly Data-Unaudited (Schedule of Quarterly Data Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2009	Oct. 02, 2009	Jul. 03, 2009	Apr. 03, 2009	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Quarterly Data-Unaudited
Net sales	$ 3,507,800	$ 3,092,800	$ 3,217,400	$ 3,007,800	$ 3,036,400	$ 2,660,800	$ 2,570,700	$ 2,527,600	$ 12,825,843		$ 10,795,468	$ 12,262,604
Gross profit	1,801,400	1,611,900	1,605,600	1,468,700	1,405,900	1,290,900	1,226,900	1,224,000	6,487,565		5,147,672	5,787,586
Operating profit	604,300	553,100	517,800	421,500	379,300	452,300	326,200	323,800	2,096,695		1,481,584	1,787,457
Net earnings from continuing operations	459,400	633,800	362,100	292,700	258,000	343,800	284,500	227,300	1,748,047		1,113,551	1,266,495
Net earnings	$ 473,900	$ 646,400	$ 372,500	$ 300,200	$ 266,900	$ 351,400	$ 295,700	$ 237,700	$ 1,793,000		$ 1,151,704	$ 1,317,631
Net earnings per share from continuing operations, Basic	$ 0.7	$ 0.97	$ 0.55	$ 0.45	$ 0.4	$ 0.54	$ 0.44	$ 0.36	$ 2.68		$ 1.74	$ 1.98
Net earnings per share from continuing operations, Diluted	$ 0.67	$ 0.93	$ 0.53	$ 0.43	$ 0.38	$ 0.52	$ 0.42	$ 0.35	$ 2.58		$ 1.67	$ 1.9
Basic	$ 0.72	$ 0.99	$ 0.57	$ 0.46	$ 0.42	$ 0.55	$ 0.46	$ 0.37	$ 2.74	[1]	$ 1.8	$ 2.06
Earnings per share, Diluted	$ 0.69	$ 0.95	$ 0.55	$ 0.45	$ 0.4	$ 0.53	$ 0.44	$ 0.36	$ 2.64	[1]	$ 1.73	$ 1.98

[1]	Earnings per share amounts do not add due to rounding.

Subsequent Events (Narrative) (Details) In Millions, except Per Share data	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 Pacific Scientific Aerospace Business [Member] USD ( $)	Dec. 31, 2009 Pacific Scientific Aerospace Business [Member] USD ( $)	Mar. 31, 2011 EskoArtwork [Member] USD ( $)	Mar. 31, 2011 EskoArtwork [Member] EUR ( €)	Feb. 06, 2011 Beckman Coulter, Inc. [Member] USD ( $)
Proceeds from divestiture of business		$ 685
Accounts receivable, net		59	65
Inventories		45	40
Prepaid expenses and other		15	9
Property, plant and equipment, net		31	30
Goodwill and other intangibles		277	278
Other non-current assets			7
Accounts payable		47	43
Other accrued expenses		46	30
Business acquisition, cost of acquired entity, purchase price	423			470	350	6,800
Cash tender offer per share to acquire all of the outstanding shares of common stock						$ 83.5
Revenue of acquired entity				$ 247		$ 3,700

Subsequent Events (Components of Income from Discontinued Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings from discontinued operations, net of income taxes	$ 44,953,000	$ 38,153,000	$ 51,136,000
Pacific Scientific Aerospace Business [Member]
Net sales	376,800,000	389,500,000	434,900,000
Operating expenses	307,100,000	328,600,000	352,900,000
Allocated interest expense	2,500,000	2,900,000	3,700,000
Earnings before taxes	67,200,000	58,000,000	78,300,000
Income taxes	(22,200,000)	(19,800,000)	(27,200,000)
Earnings from discontinued operations, net of income taxes	$ 45,000,000	$ 38,200,000	$ 51,100,000

Subsequent Events (Components of Assets and Liabilities Classified As Discontinued Operations) (Details) (Pacific Scientific Aerospace Business [Member], USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current assets	$ 427.2	$ 113.5
Non-current assets		315.3
Total assets	427.2	428.8
Current liabilities	92.8	73.5
Non-current liabilities		14.4
Total liabilities	$ 92.8	$ 87.9